UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A,T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and each class's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Inflation-Protected Bond's cumulative total return and show you what would have happened if Fidelity Inflation-Protected Bond - Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond - Class T on June 26, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index did over the same period.

Note: Class T performance is shown above. Class A, Class B, and Class C returns may vary due to the difference in sales charges paid by each class or expenses borne by a particular class. Please see prospectus for added detail regarding class-level expenses.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

From its inception on June 26, 2002, through April 30, 2003, Fidelity Advisor Inflation-Protected Bond Fund's Class A, Class T, Class B and Class C shares returned 9.89%, 9.84%, 9.45% and 9.28%, respectively. During that same period, the Lehman Brothers U.S. TIPS Index returned 11.03%. Going forward, the fund's performance will be compared to the returns of its benchmark and a Lipper peer group average at six- and 12-month intervals. Like the TIPS market overall, the fund was boosted by strong investor demand for high-quality, high-yielding investments during a period characterized by uncertainty about geopolitical developments, economic growth and the prospects for inflation. That said, during periods when inflation concerns made way for deflationary worries, TIPS and the fund performed less well. The fund focused almost exclusively on TIPS during the period, rather than other inflation-protected bonds such as those issued by foreign governments that would potentially expose shareholders to currency risk. Through its investments in Fidelity Ultra-Short Central Fund - a diversified pool of assets which helped increase returns on cash-like investments - the fund had small investments in mortgage, corporate and asset-backed securities.

From its inception on June 26, 2002, through April 30, 2003, Fidelity Advisor Inflation-Protected Bond Fund's Institutional Class shares had a total return of 9.98%. During that same period, the Lehman Brothers U.S. TIPS Index returned 11.03%. Going forward, the fund's performance will be compared to the returns of its benchmark and a Lipper peer group average at six- and 12-month intervals. Like the TIPS market overall, the fund was boosted by strong investor demand for high-quality, high-yielding investments during a period characterized by uncertainty about geopolitical developments, economic growth and the prospects for inflation. The fund focused almost exclusively on TIPS during the period, rather than other inflation-protected bonds such as those issued by foreign governments that would potentially expose shareholders to currency risk. Through its investments in Fidelity Ultra-Short Central Fund - a diversified pool of assets which helped increase returns on cash-like investments - the fund had small investments in mortgage, corporate and asset-backed securities.

Annual Report

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.5
Less than 1%	0.0	0.0
1 - 1.99%	5.4	0.1
2 - 2.99%	0.6	7.1
3 - 3.99%	74.1	50.8
4 - 4.99%	15.9	36.4
5% and over	1.0	2.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	10.9	11.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	5.8	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 1.0%		Corporate Bonds 2.0%
	U.S. Government and Government Agency Obligations 100.4%		U.S. Government and Government Agency Obligations 100.1%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 1.3%		CMOs and Other Mortgage Related Securities 1.6%
	Short-Term Investments and Net Other Assets*** (6.6)%		Short-Term Investments and Net Other Assets*** (8.6)%
* Foreign investments	0.2%	** Foreign investments	0.3%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.7)%
* Inflation Protected	99.1%	** Inflation Protected	97.8%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.375% 4/15/32	$ 1,546,935	$ 1,774,141
3.625% 4/15/28	104,689,650	121,276,417
3.875% 4/15/29	33,628,002	40,763,444
U.S. Treasury Inflation-Indexed Notes:
3% 7/15/12	2,748,843	2,952,429
3.375% 1/15/07	1,155,380	1,258,642
3.5% 1/15/11	212,944,588	235,703,051
3.625% 1/15/08	2,832,675	3,132,762
3.875% 1/15/09	77,797,746	87,400,907
4.25% 1/15/10 (a)	92,372,898	106,024,333
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $592,974,527)		600,286,126
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $60,000,030)	605,083	60,084,742
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $7,952,000)	$ 7,952,298	7,952,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $660,926,557)		668,322,868
NET OTHER ASSETS - (10.3)%		(62,377,485)
NET ASSETS - 100%		$ 605,945,383
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,417,259,712 and $770,999,002, respectively, of which long-term U.S. government and government agency obligations aggregated $1,357,259,682 and $770,999,002, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $7,952,000) (cost $660,926,557) - See accompanying schedule		$ 668,322,868
Cash		901
Receivable for fund shares sold		1,443,812
Interest receivable		4,761,149
Prepaid expenses		27,999
Receivable from investment adviser for expense reductions		111,862
Total assets		674,668,591

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 67,143,273
Payable for fund shares redeemed	1,125,635
Distributions payable	46,600
Accrued management fee	216,741
Distribution fees payable	34,211
Other payables and accrued expenses	156,748
Total liabilities		68,723,208

Net Assets		$ 605,945,383
Net Assets consist of:
Paid in capital		$ 590,552,348
Undistributed net investment income		5,441,833
Accumulated undistributed net realized gain (loss) on investments		2,554,891
Net unrealized appreciation (depreciation) on investments		7,396,311
Net Assets		$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,402,550 ÷ 965,847 shares)	$ 10.77

Maximum offering price per share (100/95.25 of $10.77)	$ 11.31
Class T: Net Asset Value and redemption price per share ($11,273,561 ÷ 1,046,499 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($21,426,277 ÷ 1,989,135 shares) A	$ 10.77

Class C: Net Asset Value and offering price per share ($19,936,485 ÷ 1,852,307 shares) A	$ 10.76

Fidelity Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($540,337,854 ÷ 50,090,722 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,568,656 ÷ 238,503 shares)	$ 10.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	June 26, 2002 (commencement of operations) to April 30, 2003

Investment Income
Interest		$ 15,708,889
Expenses
Management fee	$ 1,505,890
Transfer agent fees	506,684
Distribution fees	128,837
Accounting fees and expenses	99,395
Non-interested trustees' compensation	1,220
Custodian fees and expenses	7,148
Registration fees	233,443
Audit	41,127
Legal	4,228
Miscellaneous	1,506
Total expenses before reductions	2,529,478
Expense reductions	(682,191)	1,847,287
Net investment income (loss)		13,861,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,554,891
Change in net unrealized appreciation (depreciation) on investment securities		7,396,311
Net gain (loss)		9,951,202
Net increase (decrease) in net assets resulting from operations		$ 23,812,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,861,602
Net realized gain (loss)	2,554,891
Change in net unrealized appreciation (depreciation)	7,396,311
Net increase (decrease) in net assets resulting from operations	23,812,804
Distributions to shareholders from net investment income	(6,402,651)
Distributions to shareholders from net realized gain	(2,017,381)
Total distributions	(8,420,032)
Share transactions - net increase (decrease)	590,552,611
Total increase (decrease) in net assets	605,945,383

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,441,833)	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.236
Net realized and unrealized gain (loss)	.080
Total from investment operations	.316
Distributions from net investment income	(.106)
Distributions from net realized gain	(.050)
Total distributions	(.156)
Net asset value, end of period	$ 10.77
Total Return B, C, D	3.02%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,403
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.229
Net realized and unrealized gain (loss)	.081
Total from investment operations	.310
Distributions from net investment income	(.100)
Distributions from net realized gain	(.050)
Total distributions	(.150)
Net asset value, end of period	$ 10.77
Total Return B, C, D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A
Expenses net of voluntary waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.190
Net realized and unrealized gain (loss)	.082
Total from investment operations	.272
Distributions from net investment income	(.062)
Distributions from net realized gain	(.050)
Total distributions	(.112)
Net asset value, end of period	$ 10.77
Total Return B, C, D	2.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,426
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.184
Net realized and unrealized gain (loss)	.072
Total from investment operations	.256
Distributions from net investment income	(.056)
Distributions from net realized gain	(.050)
Total distributions	(.106)
Net asset value, end of period	$ 10.76
Total Return B, C, D	2.44%
Ratios to Average Net Assets G
Expenses before expense reductions	1.73% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,936
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Inflation-Protected Bond

Period ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.358
Net realized and unrealized gain (loss)	.653
Total from investment operations	1.011
Distributions from net investment income	(.171)
Distributions from net realized gain	(.050)
Total distributions	(.221)
Net asset value, end of period	$ 10.79
Total Return B, C	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,338
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 26, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.243
Net realized and unrealized gain (loss)	.082
Total from investment operations	.325
Distributions from net investment income	(.115)
Distributions from net realized gain	(.050)
Total distributions	(.165)
Net asset value, end of period	$ 10.77
Total Return B, C	3.10%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,569
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Inflation-Protected Bond on June 26, 2002 and commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on October 2, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. FMR bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,064,071
Unrealized depreciation	(2,577,259)
Net unrealized appreciation (depreciation)	6,486,812
Undistributed ordinary income	8,472,069
Cost for federal income tax purposes	$ 661,836,056

The tax character of distributions paid was as follows:

April 30, 2003
Ordinary Income	$ 8,420,032

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,409	$ 75
Class T	0%	.25%	7,400	969
Class B	.65%	.25%	59,191	42,899
Class C	.75%	.25%	57,837	52,711
			$ 128,837	$ 96,654

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,390
Class T	14,708
Class B*	8,435
Class C*	4,985
$ 54,518

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 4,749	.16*
Class T	5,605	.19*
Class B	12,309	.19*
Class C	9,575	.17*
Fidelity Inflation-Protected Bond	473,364	.14*
Institutional Class	1,082	.18*
	$ 506,684

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $838,686 for the period.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 6,179
Class T	.75%	6,956
Class B	1.40%	15,879
Class C	1.50%	12,856
Fidelity Inflation-Protected Bond	.50%	637,365
Institutional Class	.50%	1,348
		$ 680,583

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,598. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2003
From net investment income
Class A A	$ 46,907
Class T A	45,306
Class B A	60,203
Class C A	45,995
Fidelity Inflation-Protected Bond B	6,193,637
Institutional Class A	10,603
Total	$ 6,402,651
From net realized gain
Class A A	$ 12,116
Class T A	13,741
Class B A	33,853
Class C A	28,127
Fidelity Inflation-Protected Bond B	1,926,751
Institutional Class A	2,793
Total	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Distributions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2003	Period ended April 30, 2003
Class A A
Shares sold	1,072,706	$ 11,432,858
Reinvestment of distributions	4,107	43,816
Shares redeemed	(110,966)	(1,193,897)
Net increase (decrease)	965,847	$ 10,282,777
Class T A
Shares sold	1,120,751	$ 11,982,464
Reinvestment of distributions	5,323	56,681
Shares redeemed	(79,575)	(851,751)
Net increase (decrease)	1,046,499	$ 11,187,394
Class B A
Shares sold	2,141,844	$ 22,782,830
Reinvestment of distributions	7,607	80,459
Shares redeemed	(160,316)	(1,725,079)
Net increase (decrease)	1,989,135	$ 21,138,210
Class C A
Shares sold	2,051,407	$ 21,839,640
Reinvestment of distributions	5,786	61,058
Shares redeemed	(204,886)	(2,206,619)
Net increase (decrease)	1,852,307	$ 19,694,079
Fidelity Inflation-Protected BondB
Shares sold	88,169,742	$ 927,212,422
Reinvestment of distributions	727,548	7,693,138
Shares redeemed	(38,806,568)	(409,211,357)
Net increase (decrease)	50,090,722	$ 525,694,203
Institutional Class A
Shares sold	240,262	$ 2,574,979
Reinvestment of distributions	1,033	11,007
Shares redeemed	(2,792)	(30,038)
Net increase (decrease)	238,503	$ 2,555,948

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Share transactions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 26, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period from June 26, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of the fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of the fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas Silvia (42)
Year of Election or Appointment: 2002 Vice President of the fund and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 2002

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2002

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/09/2003	06/06/2003	$0.13

Class T	06/09/2003	06/06/2003	$0.13

Class B	06/09/2003	06/06/2003	$0.13

Class C	06/09/2003	06/06/2003	$0.13

A total of 90.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIFB-UANN-0603
1.784719.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Inflation-Protected Bond's cumulative total return and show you what would have happened if Fidelity Inflation-Protected Bond - Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

From its inception on June 26, 2002, through April 30, 2003, Fidelity Advisor Inflation-Protected Bond Fund's Class A, Class T, Class B and Class C shares returned 9.89%, 9.84%, 9.45% and 9.28%, respectively. During that same period, the Lehman Brothers U.S. TIPS Index returned 11.03%. Going forward, the fund's performance will be compared to the returns of its benchmark and a Lipper peer group average at six- and 12-month intervals. Like the TIPS market overall, the fund was boosted by strong investor demand for high-quality, high-yielding investments during a period characterized by uncertainty about geopolitical developments, economic growth and the prospects for inflation. That said, during periods when inflation concerns made way for deflationary worries, TIPS and the fund performed less well. The fund focused almost exclusively on TIPS during the period, rather than other inflation-protected bonds such as those issued by foreign governments that would potentially expose shareholders to currency risk. Through its investments in Fidelity Ultra-Short Central Fund - a diversified pool of assets which helped increase returns on cash-like investments - the fund had small investments in mortgage, corporate and asset-backed securities.

From its inception on June 26, 2002, through April 30, 2003, Fidelity Advisor Inflation-Protected Bond Fund's Institutional Class shares had a total return of 9.98%. During that same period, the Lehman Brothers U.S. TIPS Index returned 11.03%. Going forward, the fund's performance will be compared to the returns of its benchmark and a Lipper peer group average at six- and 12-month intervals. Like the TIPS market overall, the fund was boosted by strong investor demand for high-quality, high-yielding investments during a period characterized by uncertainty about geopolitical developments, economic growth and the prospects for inflation. The fund focused almost exclusively on TIPS during the period, rather than other inflation-protected bonds such as those issued by foreign governments that would potentially expose shareholders to currency risk. Through its investments in Fidelity Ultra-Short Central Fund - a diversified pool of assets which helped increase returns on cash-like investments - the fund had small investments in mortgage, corporate and asset-backed securities.

Annual Report

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.5
Less than 1%	0.0	0.0
1 - 1.99%	5.4	0.1
2 - 2.99%	0.6	7.1
3 - 3.99%	74.1	50.8
4 - 4.99%	15.9	36.4
5% and over	1.0	2.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	10.9	11.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	5.8	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 1.0%		Corporate Bonds 2.0%
	U.S. Government and Government Agency Obligations 100.4%		U.S. Government and Government Agency Obligations 100.1%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 1.3%		CMOs and Other Mortgage Related Securities 1.6%
	Short-Term Investments and Net Other Assets*** (6.6)%		Short-Term Investments and Net Other Assets*** (8.6)%
* Foreign investments	0.2%	** Foreign investments	0.3%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.7)%
* Inflation Protected	99.1%	** Inflation Protected	97.8%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.375% 4/15/32	$ 1,546,935	$ 1,774,141
3.625% 4/15/28	104,689,650	121,276,417
3.875% 4/15/29	33,628,002	40,763,444
U.S. Treasury Inflation-Indexed Notes:
3% 7/15/12	2,748,843	2,952,429
3.375% 1/15/07	1,155,380	1,258,642
3.5% 1/15/11	212,944,588	235,703,051
3.625% 1/15/08	2,832,675	3,132,762
3.875% 1/15/09	77,797,746	87,400,907
4.25% 1/15/10 (a)	92,372,898	106,024,333
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $592,974,527)		600,286,126
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $60,000,030)	605,083	60,084,742
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $7,952,000)	$ 7,952,298	7,952,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $660,926,557)		668,322,868
NET OTHER ASSETS - (10.3)%		(62,377,485)
NET ASSETS - 100%		$ 605,945,383
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,417,259,712 and $770,999,002, respectively, of which long-term U.S. government and government agency obligations aggregated $1,357,259,682 and $770,999,002, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $7,952,000) (cost $660,926,557) - See accompanying schedule		$ 668,322,868
Cash		901
Receivable for fund shares sold		1,443,812
Interest receivable		4,761,149
Prepaid expenses		27,999
Receivable from investment adviser for expense reductions		111,862
Total assets		674,668,591

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 67,143,273
Payable for fund shares redeemed	1,125,635
Distributions payable	46,600
Accrued management fee	216,741
Distribution fees payable	34,211
Other payables and accrued expenses	156,748
Total liabilities		68,723,208

Net Assets		$ 605,945,383
Net Assets consist of:
Paid in capital		$ 590,552,348
Undistributed net investment income		5,441,833
Accumulated undistributed net realized gain (loss) on investments		2,554,891
Net unrealized appreciation (depreciation) on investments		7,396,311
Net Assets		$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,402,550 ÷ 965,847 shares)	$ 10.77

Maximum offering price per share (100/95.25 of $10.77)	$ 11.31
Class T: Net Asset Value and redemption price per share ($11,273,561 ÷ 1,046,499 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($21,426,277 ÷ 1,989,135 shares) A	$ 10.77

Class C: Net Asset Value and offering price per share ($19,936,485 ÷ 1,852,307 shares) A	$ 10.76

Fidelity Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($540,337,854 ÷ 50,090,722 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,568,656 ÷ 238,503 shares)	$ 10.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	June 26, 2002 (commencement of operations) to April 30, 2003

Investment Income
Interest		$ 15,708,889
Expenses
Management fee	$ 1,505,890
Transfer agent fees	506,684
Distribution fees	128,837
Accounting fees and expenses	99,395
Non-interested trustees' compensation	1,220
Custodian fees and expenses	7,148
Registration fees	233,443
Audit	41,127
Legal	4,228
Miscellaneous	1,506
Total expenses before reductions	2,529,478
Expense reductions	(682,191)	1,847,287
Net investment income (loss)		13,861,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,554,891
Change in net unrealized appreciation (depreciation) on investment securities		7,396,311
Net gain (loss)		9,951,202
Net increase (decrease) in net assets resulting from operations		$ 23,812,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,861,602
Net realized gain (loss)	2,554,891
Change in net unrealized appreciation (depreciation)	7,396,311
Net increase (decrease) in net assets resulting from operations	23,812,804
Distributions to shareholders from net investment income	(6,402,651)
Distributions to shareholders from net realized gain	(2,017,381)
Total distributions	(8,420,032)
Share transactions - net increase (decrease)	590,552,611
Total increase (decrease) in net assets	605,945,383

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,441,833)	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.236
Net realized and unrealized gain (loss)	.080
Total from investment operations	.316
Distributions from net investment income	(.106)
Distributions from net realized gain	(.050)
Total distributions	(.156)
Net asset value, end of period	$ 10.77
Total Return B, C, D	3.02%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,403
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.229
Net realized and unrealized gain (loss)	.081
Total from investment operations	.310
Distributions from net investment income	(.100)
Distributions from net realized gain	(.050)
Total distributions	(.150)
Net asset value, end of period	$ 10.77
Total Return B, C, D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A
Expenses net of voluntary waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.190
Net realized and unrealized gain (loss)	.082
Total from investment operations	.272
Distributions from net investment income	(.062)
Distributions from net realized gain	(.050)
Total distributions	(.112)
Net asset value, end of period	$ 10.77
Total Return B, C, D	2.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,426
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.184
Net realized and unrealized gain (loss)	.072
Total from investment operations	.256
Distributions from net investment income	(.056)
Distributions from net realized gain	(.050)
Total distributions	(.106)
Net asset value, end of period	$ 10.76
Total Return B, C, D	2.44%
Ratios to Average Net Assets G
Expenses before expense reductions	1.73% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,936
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Inflation-Protected Bond

Period ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.358
Net realized and unrealized gain (loss)	.653
Total from investment operations	1.011
Distributions from net investment income	(.171)
Distributions from net realized gain	(.050)
Total distributions	(.221)
Net asset value, end of period	$ 10.79
Total Return B, C	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,338
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 26, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.243
Net realized and unrealized gain (loss)	.082
Total from investment operations	.325
Distributions from net investment income	(.115)
Distributions from net realized gain	(.050)
Total distributions	(.165)
Net asset value, end of period	$ 10.77
Total Return B, C	3.10%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,569
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Inflation-Protected Bond on June 26, 2002 and commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on October 2, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. FMR bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,064,071
Unrealized depreciation	(2,577,259)
Net unrealized appreciation (depreciation)	6,486,812
Undistributed ordinary income	8,472,069
Cost for federal income tax purposes	$ 661,836,056

The tax character of distributions paid was as follows:

April 30, 2003
Ordinary Income	$ 8,420,032

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,409	$ 75
Class T	0%	.25%	7,400	969
Class B	.65%	.25%	59,191	42,899
Class C	.75%	.25%	57,837	52,711
			$ 128,837	$ 96,654

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,390
Class T	14,708
Class B*	8,435
Class C*	4,985
$ 54,518

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 4,749	.16*
Class T	5,605	.19*
Class B	12,309	.19*
Class C	9,575	.17*
Fidelity Inflation-Protected Bond	473,364	.14*
Institutional Class	1,082	.18*
	$ 506,684

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $838,686 for the period.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 6,179
Class T	.75%	6,956
Class B	1.40%	15,879
Class C	1.50%	12,856
Fidelity Inflation-Protected Bond	.50%	637,365
Institutional Class	.50%	1,348
		$ 680,583

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,598. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2003
From net investment income
Class A A	$ 46,907
Class T A	45,306
Class B A	60,203
Class C A	45,995
Fidelity Inflation-Protected Bond B	6,193,637
Institutional Class A	10,603
Total	$ 6,402,651
From net realized gain
Class A A	$ 12,116
Class T A	13,741
Class B A	33,853
Class C A	28,127
Fidelity Inflation-Protected Bond B	1,926,751
Institutional Class A	2,793
Total	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Distributions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2003	Period ended April 30, 2003
Class A A
Shares sold	1,072,706	$ 11,432,858
Reinvestment of distributions	4,107	43,816
Shares redeemed	(110,966)	(1,193,897)
Net increase (decrease)	965,847	$ 10,282,777
Class T A
Shares sold	1,120,751	$ 11,982,464
Reinvestment of distributions	5,323	56,681
Shares redeemed	(79,575)	(851,751)
Net increase (decrease)	1,046,499	$ 11,187,394
Class B A
Shares sold	2,141,844	$ 22,782,830
Reinvestment of distributions	7,607	80,459
Shares redeemed	(160,316)	(1,725,079)
Net increase (decrease)	1,989,135	$ 21,138,210
Class C A
Shares sold	2,051,407	$ 21,839,640
Reinvestment of distributions	5,786	61,058
Shares redeemed	(204,886)	(2,206,619)
Net increase (decrease)	1,852,307	$ 19,694,079
Fidelity Inflation-Protected BondB
Shares sold	88,169,742	$ 927,212,422
Reinvestment of distributions	727,548	7,693,138
Shares redeemed	(38,806,568)	(409,211,357)
Net increase (decrease)	50,090,722	$ 525,694,203
Institutional Class A
Shares sold	240,262	$ 2,574,979
Reinvestment of distributions	1,033	11,007
Shares redeemed	(2,792)	(30,038)
Net increase (decrease)	238,503	$ 2,555,948

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Share transactions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 26, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period from June 26, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of the fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of the fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas Silvia (42)
Year of Election or Appointment: 2002 Vice President of the fund and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 2002

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2002

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/09/2003	06/06/2003	$0.13

A total of 90.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIFBI-UANN-0603
1.784720.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Inflation-Protected Bond

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity ® Inflation-Protected Bond's cumulative total return and show you what would have happened if Fidelity Inflation-Protected Bond shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Inflation-Protected Bond on June 26, 2002, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers ® U.S. Treasury Inflation-Protected Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity® Inflation-Protected Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

From its inception on June 26, 2002, through April 30, 2003, Fidelity Inflation-Protected Bond returned 10.19%. During that same period, the Lehman Brothers U.S. TIPS Index returned 11.03%. Going forward, the fund's performance will be compared to the returns of its benchmark and a Lipper peer group average at six- and 12-month intervals. Like the TIPS market overall, the fund was boosted by strong investor demand for high-quality, high-yielding investments during a period characterized by uncertainty about geopolitical developments, economic growth and the prospects for inflation. That said, during periods when inflation concerns made way for deflationary worries, TIPS and the fund performed less well. The fund focused almost exclusively on TIPS during the period, rather than other inflation-protected bonds such as those issued by foreign governments that would potentially expose shareholders to currency risk. Through its investments in Fidelity Ultra-Short Central Fund - a diversified pool of assets which helped increase returns on cash-like investments - the fund had small investments in mortgage, corporate and asset-backed securities.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.5
Less than 1%	0.0	0.0
1 - 1.99%	5.4	0.1
2 - 2.99%	0.6	7.1
3 - 3.99%	74.1	50.8
4 - 4.99%	15.9	36.4
5% and over	1.0	2.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	10.9	11.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	5.8	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 1.0%		Corporate Bonds 2.0%
	U.S. Government and Government Agency Obligations 100.4%		U.S. Government and Government Agency Obligations 100.1%
	Asset-Backed Securities 3.9%		Asset-Backed Securities 4.9%
	CMOs and Other Mortgage Related Securities 1.3%		CMOs and Other Mortgage Related Securities 1.6%
	Short-Term Investments and Net Other Assets*** (6.6)%		Short-Term Investments and Net Other Assets*** (8.6)%
* Foreign investments	0.2%	** Foreign investments	0.3%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.7)%
* Inflation Protected	99.1%	** Inflation Protected	97.8%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.1%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.375% 4/15/32	$ 1,546,935	$ 1,774,141
3.625% 4/15/28	104,689,650	121,276,417
3.875% 4/15/29	33,628,002	40,763,444
U.S. Treasury Inflation-Indexed Notes:
3% 7/15/12	2,748,843	2,952,429
3.375% 1/15/07	1,155,380	1,258,642
3.5% 1/15/11	212,944,588	235,703,051
3.625% 1/15/08	2,832,675	3,132,762
3.875% 1/15/09	77,797,746	87,400,907
4.25% 1/15/10 (a)	92,372,898	106,024,333
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $592,974,527)		600,286,126
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $60,000,030)	605,083	60,084,742
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $7,952,000)	$ 7,952,298	7,952,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $660,926,557)		668,322,868
NET OTHER ASSETS - (10.3)%		(62,377,485)
NET ASSETS - 100%		$ 605,945,383
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,417,259,712 and $770,999,002, respectively, of which long-term U.S. government and government agency obligations aggregated $1,357,259,682 and $770,999,002, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $7,952,000) (cost $660,926,557) - See accompanying schedule		$ 668,322,868
Cash		901
Receivable for fund shares sold		1,443,812
Interest receivable		4,761,149
Prepaid expenses		27,999
Receivable from investment adviser for expense reductions		111,862
Total assets		674,668,591

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 67,143,273
Payable for fund shares redeemed	1,125,635
Distributions payable	46,600
Accrued management fee	216,741
Distribution fees payable	34,211
Other payables and accrued expenses	156,748
Total liabilities		68,723,208

Net Assets		$ 605,945,383
Net Assets consist of:
Paid in capital		$ 590,552,348
Undistributed net investment income		5,441,833
Accumulated undistributed net realized gain (loss) on investments		2,554,891
Net unrealized appreciation (depreciation) on investments		7,396,311
Net Assets		$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2003
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,402,550 ÷ 965,847 shares)	$ 10.77

Maximum offering price per share (100/95.25 of $10.77)	$ 11.31
Class T: Net Asset Value and redemption price per share ($11,273,561 ÷ 1,046,499 shares)	$ 10.77

Maximum offering price per share (100/96.50 of $10.77)	$ 11.16
Class B: Net Asset Value and offering price per share ($21,426,277 ÷ 1,989,135 shares) A	$ 10.77

Class C: Net Asset Value and offering price per share ($19,936,485 ÷ 1,852,307 shares) A	$ 10.76

Fidelity Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($540,337,854 ÷ 50,090,722 shares)	$ 10.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,568,656 ÷ 238,503 shares)	$ 10.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	June 26, 2002 (commencement of operations) to April 30, 2003

Investment Income
Interest		$ 15,708,889
Expenses
Management fee	$ 1,505,890
Transfer agent fees	506,684
Distribution fees	128,837
Accounting fees and expenses	99,395
Non-interested trustees' compensation	1,220
Custodian fees and expenses	7,148
Registration fees	233,443
Audit	41,127
Legal	4,228
Miscellaneous	1,506
Total expenses before reductions	2,529,478
Expense reductions	(682,191)	1,847,287
Net investment income (loss)		13,861,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,554,891
Change in net unrealized appreciation (depreciation) on investment securities		7,396,311
Net gain (loss)		9,951,202
Net increase (decrease) in net assets resulting from operations		$ 23,812,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,861,602
Net realized gain (loss)	2,554,891
Change in net unrealized appreciation (depreciation)	7,396,311
Net increase (decrease) in net assets resulting from operations	23,812,804
Distributions to shareholders from net investment income	(6,402,651)
Distributions to shareholders from net realized gain	(2,017,381)
Total distributions	(8,420,032)
Share transactions - net increase (decrease)	590,552,611
Total increase (decrease) in net assets	605,945,383

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,441,833)	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.236
Net realized and unrealized gain (loss)	.080
Total from investment operations	.316
Distributions from net investment income	(.106)
Distributions from net realized gain	(.050)
Total distributions	(.156)
Net asset value, end of period	$ 10.77
Total Return B, C, D	3.02%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,403
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.229
Net realized and unrealized gain (loss)	.081
Total from investment operations	.310
Distributions from net investment income	(.100)
Distributions from net realized gain	(.050)
Total distributions	(.150)
Net asset value, end of period	$ 10.77
Total Return B, C, D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A
Expenses net of voluntary waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,274
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.190
Net realized and unrealized gain (loss)	.082
Total from investment operations	.272
Distributions from net investment income	(.062)
Distributions from net realized gain	(.050)
Total distributions	(.112)
Net asset value, end of period	$ 10.77
Total Return B, C, D	2.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,426
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.184
Net realized and unrealized gain (loss)	.072
Total from investment operations	.256
Distributions from net investment income	(.056)
Distributions from net realized gain	(.050)
Total distributions	(.106)
Net asset value, end of period	$ 10.76
Total Return B, C, D	2.44%
Ratios to Average Net Assets G
Expenses before expense reductions	1.73% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,936
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Inflation-Protected Bond

Period ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.358
Net realized and unrealized gain (loss)	.653
Total from investment operations	1.011
Distributions from net investment income	(.171)
Distributions from net realized gain	(.050)
Total distributions	(.221)
Net asset value, end of period	$ 10.79
Total Return B, C	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,338
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 26, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.243
Net realized and unrealized gain (loss)	.082
Total from investment operations	.325
Distributions from net investment income	(.115)
Distributions from net realized gain	(.050)
Total distributions	(.165)
Net asset value, end of period	$ 10.77
Total Return B, C	3.10%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,569
Portfolio turnover rate	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of operations) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Inflation-Protected Bond on June 26, 2002 and commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on October 2, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. FMR bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,064,071
Unrealized depreciation	(2,577,259)
Net unrealized appreciation (depreciation)	6,486,812
Undistributed ordinary income	8,472,069
Cost for federal income tax purposes	$ 661,836,056

The tax character of distributions paid was as follows:

April 30, 2003
Ordinary Income	$ 8,420,032

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,409	$ 75
Class T	0%	.25%	7,400	969
Class B	.65%	.25%	59,191	42,899
Class C	.75%	.25%	57,837	52,711
			$ 128,837	$ 96,654

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,390
Class T	14,708
Class B*	8,435
Class C*	4,985
$ 54,518

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 4,749	.16*
Class T	5,605	.19*
Class B	12,309	.19*
Class C	9,575	.17*
Fidelity Inflation-Protected Bond	473,364	.14*
Institutional Class	1,082	.18*
	$ 506,684

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $838,686 for the period.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 6,179
Class T	.75%	6,956
Class B	1.40%	15,879
Class C	1.50%	12,856
Fidelity Inflation-Protected Bond	.50%	637,365
Institutional Class	.50%	1,348
		$ 680,583

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,598. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2003
From net investment income
Class A A	$ 46,907
Class T A	45,306
Class B A	60,203
Class C A	45,995
Fidelity Inflation-Protected Bond B	6,193,637
Institutional Class A	10,603
Total	$ 6,402,651
From net realized gain
Class A A	$ 12,116
Class T A	13,741
Class B A	33,853
Class C A	28,127
Fidelity Inflation-Protected Bond B	1,926,751
Institutional Class A	2,793
Total	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Distributions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2003	Period ended April 30, 2003
Class A A
Shares sold	1,072,706	$ 11,432,858
Reinvestment of distributions	4,107	43,816
Shares redeemed	(110,966)	(1,193,897)
Net increase (decrease)	965,847	$ 10,282,777
Class T A
Shares sold	1,120,751	$ 11,982,464
Reinvestment of distributions	5,323	56,681
Shares redeemed	(79,575)	(851,751)
Net increase (decrease)	1,046,499	$ 11,187,394
Class B A
Shares sold	2,141,844	$ 22,782,830
Reinvestment of distributions	7,607	80,459
Shares redeemed	(160,316)	(1,725,079)
Net increase (decrease)	1,989,135	$ 21,138,210
Class C A
Shares sold	2,051,407	$ 21,839,640
Reinvestment of distributions	5,786	61,058
Shares redeemed	(204,886)	(2,206,619)
Net increase (decrease)	1,852,307	$ 19,694,079
Fidelity Inflation-Protected BondB
Shares sold	88,169,742	$ 927,212,422
Reinvestment of distributions	727,548	7,693,138
Shares redeemed	(38,806,568)	(409,211,357)
Net increase (decrease)	50,090,722	$ 525,694,203
Institutional Class A
Shares sold	240,262	$ 2,574,979
Reinvestment of distributions	1,033	11,007
Shares redeemed	(2,792)	(30,038)
Net increase (decrease)	238,503	$ 2,555,948

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Share transactions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 26, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period from June 26, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 6, 2003

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officersand Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Trustee of the fund. Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Trustee of the fund. Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas Silvia (41)
Year of Election or Appointment: 2002 Vice President of the fund and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 2002

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2002

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment:2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Inflation-Protected Bond	06/09/2003	06/06/2003	$0.13

A total of 90.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IFB-UANN-0603
1.784718.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain class expenses, the total returns for Class T would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge)	5.47%	6.12%	6.30%A
Class T (incl. 3.50% sales charge)	6.74%	6.37%	6.43%B
Class B (incl. contingent deferred sales charge)	5.11%	6.73%	6.76%C
Class C (incl. contingent deferred sales charge)	9.07%	7.03%	6.76%D

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

Contingent deferred sales charges included in total returns table above:

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Class B	5.00%	2.00%	0%
Class C	1.00%	0%	0%

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B, and C
Performance - continued

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Class T on April 30, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Note: Class T performance is shown above. Class A, Class B, and Class C returns may vary due to the difference in sales charges paid by each class or expenses borne by a particular class. Please see prospectus for added detail regarding class-level expenses.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

For the 12-month period, the fund's Class A, Class T, Class B and Class C shares returned 10.73%, 10.61%, 10.11% and 10.07%, respectively. In comparison, the Lehman Brothers Aggregate Bond Index and the LipperSM intermediate investment grade debt funds average returned 10.47% and 9.26%, respectively. Strong sector and security selection largely drove the fund's performance during the past year. The yield advantage gained from overweighting corporate and mortgage securities, along with capital appreciation from spread tightening, helped the fund's holdings outpace the government bonds in the index. Within corporates, we benefited from focusing on beaten-down BBB-rated telecommunications, utility and industrial issues that snapped back sharply, and then trimming positions early in 2003 to lock in profits. Good credit selection also helped the fund avoid several major ratings downgrades that plagued the index and peer average. While we did have some exposure to troubled securities - primarily a couple of European utilities - they were generally smaller positions than those held by our average competitor. Owning the right mortgage bonds also helped amid increased volatility and higher prepayment activity. My emphasis on securities less likely to be prepaid, including lower-coupon newly issued mortgages, was key, as was avoiding more-seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment.

For the 12-month period, the fund's Institutional Class shares returned 10.88%, topping the 10.47% return of the Lehman Brothers Aggregate Bond Index and the 9.26% return of the LipperSM intermediate investment grade debt funds average. Strong sector and security selection largely drove the fund's performance during the past year. The yield advantage gained from overweighting corporate and mortgage securities, along with capital appreciation from spread tightening, helped the fund's holdings outpace the government bonds in the index. Within corporates, we benefited from focusing on beaten-down BBB-rated telecommunications, utility and industrial issues that snapped back sharply, and then trimming positions early in 2003 to lock in profits. Good credit selection also helped the fund avoid several major ratings downgrades that plagued the index and peer average. While we did have some exposure to troubled securities - primarily a couple of European utilities - they were generally smaller positions than those held by our average competitor. Owning the right mortgage bonds also helped amid increased volatility and higher prepayment activity. My emphasis on securities less likely to be prepaid, including lower-coupon newly issued mortgages, was key, as was avoiding more-seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment.

Annual Report

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003*	As of October 31, 2002**
U.S. Government and U.S. Government Agency Obligations 61.0%	U.S. Government and U.S. Government Agency Obligations 56.4%
AAA 6.4%	AAA 4.2%
AA 2.7%	AA 2.9%
A 14.0%	A 14.7%
BBB 14.0%	BBB 14.5%
BB and Below 1.8%	BB and Below 1.7%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets (dagger) (0.1)%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	4.7	5.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	3.6	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 26.6%		Corporate Bonds 28.9%
	U.S. Government and Government Agency Obligations 61.0%		U.S.Government and U.S. Government Agency Obligations 56.4%
	Asset-Backed Securities 8.2%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 3.1%		CMOs and Other Mortgage Related Securities 1.9%
	Other Investments 1.2%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (dagger) (0.1)%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	6.0%	** Foreign investments	7.2%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.4)%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	$ 9,800	$ 10,124
Media - 3.0%
AOL Time Warner, Inc. 6.875% 5/1/12	6,060	6,610
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	10,700	12,198
Clear Channel Communications, Inc.:
5.75% 1/15/13	2,600	2,747
7.875% 6/15/05	4,050	4,473
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,023
Comcast Corp. 7.05% 3/15/33	15,000	16,273
Continental Cablevision, Inc.:
8.3% 5/15/06	7,190	8,130
9% 9/1/08	1,500	1,795
Cox Communications, Inc.:
7.125% 10/1/12	14,100	16,464
7.75% 8/15/06	2,500	2,845
7.75% 11/1/10	9,500	11,409
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,342
7.75% 12/1/45	4,000	4,551
8% 10/17/16	1,000	1,219
News America, Inc. 6.55% 3/15/33 (c)	3,500	3,555
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,322
Time Warner Entertainment Co. LP 8.375% 7/15/33	14,065	17,851
Walt Disney Co. 5.375% 6/1/07	16,550	17,614
		157,421
TOTAL CONSUMER DISCRETIONARY		167,545
CONSUMER STAPLES - 0.8%
Food Products - 0.4%
Kraft Foods, Inc. 1.9113% 10/27/03 (e)	20,400	20,397
Tobacco - 0.4%
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,008
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	5,765	5,440
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.: - continued
7.25% 6/1/12	$ 6,100	$ 5,750
7.75% 5/15/06	4,025	3,976
		20,174
TOTAL CONSUMER STAPLES		40,571
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,347
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,238
Pemex Project Funding Master Trust 6.125% 8/15/08 (c)	9,000	9,518
The Coastal Corp. 7.75% 10/15/35	160	126
		24,229
FINANCIALS - 13.0%
Banks - 1.5%
Bank of America Corp. 4.875% 1/15/13	8,960	9,199
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	5,051
4.25% 9/4/12 (e)	5,730	5,871
BankBoston Corp. 6.625% 2/1/04	1,200	1,246
Capital One Bank 6.65% 3/15/04	900	927
First Tennessee National Corp. 6.75% 11/15/05	1,650	1,793
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,126
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,515
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,792
Korea Development Bank 7.375% 9/17/04	3,985	4,255
MBNA Corp.:
6.34% 6/2/03	1,800	1,806
7.5% 3/15/12	7,730	8,798
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,415
Washington Mutual Bank 6.875% 6/15/11	4,900	5,650
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,557
5.625% 1/15/07	7,910	8,635
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,523
		80,159
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 9.4%
American General Finance Corp.:
4.5% 11/15/07	$ 13,100	$ 13,686
5.875% 7/14/06	16,500	17,972
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,602
Amvescap PLC yankee:
5.9% 1/15/07	1,350	1,452
6.6% 5/15/05	12,290	13,266
Bear Stearns Companies, Inc. 4% 1/31/08	5,100	5,240
CIT Group, Inc. 7.75% 4/2/12	4,425	5,131
Citigroup, Inc. 7.25% 10/1/10	9,900	11,736
Countrywide Home Loans, Inc.:
3.5% 12/19/05	1,370	1,403
5.5% 8/1/06	19,295	20,766
5.625% 5/15/07	5,500	5,958
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,447
6.5% 1/15/12	1,975	2,194
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	12,700	12,879
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,072
Deutsche Telekom International Finance BV:
8.25% 6/15/05	3,935	4,371
8.5% 6/15/10	10,000	12,054
8.75% 6/15/30	8,045	9,942
Devon Financing Corp. U.L.C. 7.875% 9/30/31	8,200	10,152
Ford Motor Credit Co.:
5.8% 1/12/09	4,620	4,398
6.5% 1/25/07	11,890	12,154
6.875% 2/1/06	11,700	12,104
7.375% 10/28/09	7,900	8,069
General Electric Capital Corp.:
6% 6/15/12	4,600	5,076
6.125% 2/22/11	21,400	23,823
General Motors Acceptance Corp.:
6.38% 1/30/04	6,410	6,605
6.75% 1/15/06	9,090	9,585
6.875% 9/15/11	9,260	9,438
6.875% 8/28/12	7,250	7,373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.:
5.7% 9/1/12	$ 6,615	$ 7,046
6.6% 1/15/12	12,750	14,375
Household Finance Corp.:
6.375% 10/15/11	20,020	21,927
6.375% 11/27/12	6,035	6,658
6.75% 5/15/11	9,235	10,406
7% 5/15/12	4,480	5,131
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	2,735	3,492
J.P. Morgan Chase & Co. 5.35% 3/1/07	6,300	6,835
John Deere Capital Corp. 1.8588% 9/17/04 (e)	12,000	12,066
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,100	6,230
7.75% 1/15/05	4,310	4,712
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	1,325	1,336
4% 11/15/07	7,640	7,833
Morgan Stanley:
5.3% 3/1/13	10,000	10,379
6.6% 4/1/12	6,970	7,890
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	4,330	4,598
NiSource Finance Corp.:
7.625% 11/15/05	11,530	12,955
7.875% 11/15/10	4,580	5,540
Pemex Project Funding Master Trust 7.375% 12/15/14	7,060	7,660
Petronas Capital Ltd. 7% 5/22/12 (c)	26,925	29,732
Popular North America, Inc. 6.125% 10/15/06	7,950	8,749
Powergen US Funding LLC 4.5% 10/15/04	2,885	2,963
SLM Corp. 5.375% 1/15/13	8,900	9,405
Sprint Capital Corp. 7.125% 1/30/06	4,800	5,064
TXU Eastern Funding yankee 6.75% 5/15/09 (a)	3,980	328
Verizon Global Funding Corp.:
6.125% 6/15/07	6,375	7,099
7.25% 12/1/10	10,000	11,693
7.375% 9/1/12	7,490	8,883
		499,933
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.3%
Prudential Financial, Inc. 3.75% 5/1/08	$ 6,245	$ 6,245
Travelers Property Casualty Corp.:
5% 3/15/13 (c)	3,170	3,200
6.375% 3/15/33 (c)	4,075	4,339
		13,784
Real Estate - 1.8%
Boston Properties, Inc. 6.25% 1/15/13 (c)	10,300	11,043
Camden Property Trust:
5.875% 6/1/07	3,920	4,193
5.875% 11/30/12	6,435	6,813
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,305
CenterPoint Properties Trust:
5.75% 8/15/09	5,030	5,247
6.75% 4/1/05	2,490	2,645
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,104
Duke Realty LP 7.3% 6/30/03	4,000	4,034
EOP Operating LP:
6.5% 1/15/04	4,070	4,191
6.625% 2/15/05	15,250	16,291
7.75% 11/15/07	2,425	2,807
ERP Operating LP 7.1% 6/23/04	4,000	4,219
Gables Realty LP:
5.75% 7/15/07	8,040	8,337
6.8% 3/15/05	1,120	1,193
ProLogis 6.7% 4/15/04	1,715	1,802
Regency Centers LP 6.75% 1/15/12	7,380	8,332
Vornado Realty Trust 5.625% 6/15/07	4,475	4,608
		94,164
TOTAL FINANCIALS		688,040
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.5% 11/15/12	13,415	13,908
5.7% 11/1/03	4,800	4,860
6.75% 8/15/07	4,770	5,306
		24,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	$ 4,415	$ 4,611
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,030
6.375% 10/15/11	4,000	3,940
6.75% 2/15/11	20,175	20,175
		27,145
Road & Rail - 0.5%
CSX Corp.:
6.75% 3/15/11	9,000	10,204
7.95% 5/1/27	4,000	4,997
Norfolk Southern Corp. 7.25% 2/15/31	9,800	11,463
		26,664
TOTAL INDUSTRIALS		82,494
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	3,000	3,225
7.625% 11/15/10	3,000	3,338
8% 11/1/11	13,535	15,565
		22,128
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	7,320	7,890
6.5% 7/1/12	9,680	10,834
		18,724
TOTAL INFORMATION TECHNOLOGY		40,852
MATERIALS - 0.3%
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,654
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,405
		7,059
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co.:
5.25% 12/15/09	$ 3,465	$ 3,614
6.125% 3/15/07	2,735	2,974
		6,588
TOTAL MATERIALS		13,647
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
7% 11/15/06	4,925	5,281
7.8% 11/15/11	7,190	7,889
British Telecommunications PLC 8.375% 12/15/10	4,900	6,031
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	6,200	6,983
Citizens Communications Co. 8.5% 5/15/06	3,240	3,754
France Telecom SA 9.25% 3/1/11	22,900	28,006
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,382
Telefonos de Mexico SA de CV 8.25% 1/26/06	8,500	9,467
TELUS Corp. yankee:
7.5% 6/1/07	14,590	16,195
8% 6/1/11	7,500	8,475
		112,463
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,532
8.75% 3/1/31	9,860	12,278
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,900
7.125% 12/15/31	20,488	23,342
		48,052
TOTAL TELECOMMUNICATION SERVICES		160,515
UTILITIES - 2.5%
Electric Utilities - 1.7%
Constellation Energy Group, Inc.:
6.125% 9/1/09	830	917
6.35% 4/1/07	6,915	7,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Constellation Energy Group, Inc.: - continued
7% 4/1/12	$ 3,655	$ 4,201
Dominion Resources, Inc.:
2.8% 2/15/05	7,325	7,375
6.25% 6/30/12	3,570	3,933
Duke Capital Corp. 6.75% 2/15/32	1,600	1,564
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,502
6.45% 11/15/11	8,970	9,697
FPL Group Capital, Inc.:
3.25% 4/11/06	3,355	3,363
6.125% 5/15/07	4,520	4,897
Illinois Power Co. 7.5% 6/15/09	5,000	4,950
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,060
5.875% 10/1/12	2,650	2,770
Oncor Electric Delivery Co.:
6.375% 5/1/12	5,025	5,621
6.375% 1/15/15 (c)	5,175	5,769
Public Service Co. of Colorado:
4.875% 3/1/13 (c)	7,500	7,567
7.875% 10/1/12	5,630	6,899
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,240
TECO Energy, Inc. 7% 5/1/12	1,705	1,654
		92,629
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,763
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	6,400	6,940
Tennessee Gas Pipeline Co. 7.625% 4/1/37	4,100	3,967
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,148
7.3% 12/1/10	4,480	5,200
		20,018
Multi-Utilities & Unregulated Power - 0.4%
Williams Companies, Inc.:
7.125% 9/1/11	12,470	11,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
7.5% 1/15/31	$ 2,780	$ 2,433
8.125% 3/15/12 (c)	6,935	6,831
		21,048
TOTAL UTILITIES		133,695
TOTAL NONCONVERTIBLE BONDS (Cost $1,249,293)		1,351,588
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 7.0%
Fannie Mae:
3.28% 7/15/04	26,150	26,263
4.6% 7/11/07	6,905	6,952
5% 5/14/07	24,000	24,894
5.5% 7/18/12	34,500	36,163
6.2% 8/12/08	20,840	21,109
6.23% 7/21/08	32,281	32,619
6.25% 2/1/11	10,185	11,532
6.25% 7/19/11	55,500	58,279
6.51% 5/6/08	26,200	26,220
6.625% 11/15/10	7,810	9,213
7.25% 1/15/10	20,750	25,159
7.55% 8/4/10	10,560	10,718
Federal Home Loan Bank 7.25% 5/15/03	12,140	12,170
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	10,993
Freddie Mac:
2.875% 9/26/05	22,800	22,910
6% 5/25/12	7,900	8,215
Freddie Mac 5.875% 3/21/11	24,670	27,351
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		370,760
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,941
6.125% 8/15/29	78,000	92,186
6.375% 8/15/27	9,680	11,714
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21	$ 84,675	$ 118,780
9.875% 11/15/15	6,825	10,566
11.25% 2/15/15	49,590	82,532
U.S. Treasury Notes:
4% 11/15/12	32,615	33,032
4.75% 11/15/08	25,000	27,185
6% 8/15/09	6,900	7,987
6.5% 2/15/10	40,000	47,620
TOTAL U.S. TREASURY OBLIGATIONS		458,543
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $801,948)		829,303
U.S. Government Agency - Mortgage Securities - 43.3%

Fannie Mae - 39.1%
4.5% 5/1/18 to 6/17/18 (d)	412,070	416,174
5% 6/1/18 (d)	223,046	229,322
5.5% 2/1/11 to 5/1/14	7,363	7,716
5.5% 5/1/18 to 5/14/33 (d)	651,637	670,573
6% 1/1/13 to 6/1/32	20,889	21,903
6% 5/1/33 (d)	13,838	14,413
6.5% 1/1/25 to 4/1/33	461,913	482,753
6.5% 5/1/33 (d)	93,274	97,501
7% 7/1/22 to 5/1/32	19,375	20,550
7% 7/1/33 (d)	94,000	99,346
7.5% 6/1/25 to 8/1/29	14,797	15,814
9.5% 1/1/17 to 2/1/25	851	949
12.5% 3/1/13 to 7/1/15	19	22
TOTAL FANNIE MAE		2,077,036
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	1,821	1,978
Government National Mortgage Association - 4.2%
5.5% 5/1/33 (d)	20,000	20,663
6% 10/15/08 to 10/15/30	24,611	25,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
6% 5/1/33 (d)	$ 9,005	$ 9,422
6.5% 3/15/26 to 8/15/32	11,785	12,405
6.5% 5/1/33 (d)	2,691	2,829
7% 8/15/23 to 12/15/32	130,549	138,499
7% 5/1/33 (d)	2,021	2,143
7.5% 10/15/05 to 8/15/28	6,397	6,854
8% 9/15/24 to 5/15/32	1,599	1,733
8.5% 1/15/31	105	113
9% 4/15/23	11	12
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		220,513
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,267,057)		2,299,527
Asset-Backed Securities - 4.0%

American Express Credit Account Master Trust 6.1% 12/15/06	4,600	4,818
Asset Backed Securities Corp. Home Equity Loan Trust 1.68% 4/15/33 (e)	12,805	12,799
Capital One Master Trust 5.45% 3/16/09	11,000	11,825
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (e)	13,465	13,465
1.69% 1/15/09 (e)	25,900	25,900
1.96% 7/15/08 (e)	8,570	8,506
3.5% 2/17/09	7,080	7,075
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	1,694	1,743
CS First Boston Mortgage Securities Corp.:
1.69% 8/25/33 (e)	2,422	2,426
2.19% 8/25/33 (e)	2,915	2,933
Ford Credit Auto Owner Trust:
5.54% 12/15/05	4,400	4,568
5.71% 9/15/05	2,495	2,606
Home Equity Asset Trust NIMS Trust 8% 5/27/33 (c)	3,593	3,534
Honda Auto Receivables Owner Trust 5.09% 10/18/06	4,900	5,072
Household Home Equity Loan Trust 1.62% 4/20/32 (e)	13,104	13,112
JCPenney Master Credit Card Trust 5.5% 6/15/07	18,000	18,407
MBNA Credit Card Master Note Trust 1.67% 1/15/09 (e)	33,400	33,454
Morgan Stanley Dean Witter Capital I Trust:
2.305% 1/25/32 (e)	5,135	5,186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
9.5% 6/25/32 (c)	$ 3,028	$ 3,022
9.5% 9/25/32 (c)	6,141	6,141
New Century Home Equity Loan Trust 1.755% 1/25/33 (e)	12,336	12,346
Sears Credit Account Master Trust II:
6.75% 9/16/09	7,720	8,521
7.5% 11/15/07	3,950	4,061
TOTAL ASSET-BACKED SECURITIES (Cost $208,392)		211,520
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Fannie Mae Series 2003-29 Class ZA, 5% 4/25/18	3,224	3,236
Fannie Mae guaranteed:
REMIC planned amortization class Series 2003-1 Class ZB, 5% 2/25/18	1,543	1,536
sequential pay Series 2001-46 Class A, 6.5% 2/25/29	731	740
Freddie Mac Manufactured Housing participation certificates guaranteed sequential pay Series 2333 Class UE, 6.5% 4/15/28	628	637
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,812
Series 2567:
Class ZE, 5% 2/15/18	1,262	1,267
Class ZK, 5% 2/15/18	1,789	1,797
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,941)		20,025
Commercial Mortgage Securities - 2.0%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.58% 4/15/15 (d)(e)	14,000	14,000
COMM floater:
Series 2001-FL5A Class A2, 1.86% 11/15/13 (c)(e)	6,470	6,475
Series 2002-FL7 Class A2, 1.63% 11/15/14 (c)(e)	7,270	7,267
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	5,136	5,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	$ 3,700	$ 4,417
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,016
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,914
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	3,400	3,826
Class C1, 7.52% 5/15/06 (c)	3,500	3,952
Ginnie Mae guaranteed pass thru securities sequential pay Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,770
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,603
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,372
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (e)	1,220	1,175
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	11,400	10,253
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	9,000	9,998
Trizechahn Office Properties Trust 7.253% 3/15/13 (c)	4,340	4,577
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $99,987)		105,113
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic:
5.5% 1/15/13	6,375	6,526
7.125% 1/11/12	5,695	6,491
Polish Government 6.25% 7/3/12	6,170	6,880
United Mexican States:
4.625% 10/8/08	9,345	9,410
6.375% 1/16/13	7,060	7,395
7.5% 1/14/12	9,800	11,099
8.5% 2/1/06	4,025	4,633
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,066)		52,434
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	$ 4,425	$ 4,716
Preferred Securities - 0.1%
	Shares
FINANCIALS - 0.1%
Banks - 0.1%
Royal Bank of Scotland Group PLC:
7.816%	1,020	1,140
8.817%	4,095	4,573
TOTAL PREFERRED SECURITIES (Cost $5,429)		5,713
Fixed-Income Funds - 10.6%

Fidelity Ultra-Short Central Fund (f) (Cost $566,000)	5,681,512	564,174
Cash Equivalents - 26.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $1,401,535)	$ 1,401,588	1,401,535
TOTAL INVESTMENT PORTFOLIO - 129.0% (Cost $6,671,026)		6,845,648
NET OTHER ASSETS - (29.0)%		(1,539,790)
NET ASSETS - 100%		$ 5,305,858
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional multiplied by 1.37%	June 2007	$ 4,475	$ 15
TOTAL CREDIT DEFAULT SWAP			15
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	$ 9,000	$ 95
TOTAL INTEREST RATE SWAP			95
		$ 13,475	$ 110
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,166,000 or 3.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $13,657,856,000 and $12,544,809,000, respectively, of which long-term U.S. government and government agency obligations aggregated $12,154,334,000 and $11,525,012,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,289,000. The weighted average interest rate was 1.39%. Interest earned from the interfund lending program amounted to $5,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,882,000. The weighted average interest rate was 2.25%. Interest expense includes $368 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $19,547,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,401,535) (cost $6,671,026) - See accompanying schedule		$ 6,845,648
Cash		11
Receivable for investments sold		109,528
Receivable for fund shares sold		7,869
Interest and Dividends receivable		46,151
Unrealized gain on swap agreements		110
Other receivables		2
Total assets		7,009,319

Liabilities
Payable for investments purchased Regular delivery	$ 122,236
Delayed delivery	1,564,342
Payable for fund shares redeemed	13,542
Distributions payable	404
Accrued management fee	1,878
Distribution fees payable	12
Other payables and accrued expenses	1,047
Total liabilities		1,703,461

Net Assets		$ 5,305,858
Net Assets consist of:
Paid in capital		$ 5,046,934
Undistributed net investment income		6,963
Accumulated undistributed net realized gain (loss) on investments		77,229
Net unrealized appreciation (depreciation) on investments		174,732
Net Assets		$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,085 ÷ 1,049.9 shares)	$ 7.70

Maximum offering price per share (100/95.25 of $7.70)	$ 8.08
Class T: Net Asset Value and redemption price per share ($10,403 ÷ 1,350.9 shares)	$ 7.70

Maximum offering price per share (100/96.50 of $7.70)	$ 7.98
Class B: Net Asset Value and offering price per share ($7,721 ÷ 1,002.2 shares) A	$ 7.70

Class C: Net Asset Value and offering price per share ($5,543 ÷ 719.7 shares) A	$ 7.70

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,273,831 ÷ 684,984.4 shares)	$ 7.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($275 ÷ 35.7 shares)	$ 7.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Interest		$ 207,453
Dividends		441
Security lending		141
Total income		208,035

Expenses
Management fee	$ 19,871
Transfer agent fees	9,100
Distribution fees	47
Accounting and security lending fees	667
Non-interested trustees' compensation	17
Appreciation in deferred trustees' compensation account	1
Custodian fees and expenses	204
Registration fees	326
Audit	80
Legal	23
Miscellaneous	16
Total expenses before reductions	30,352
Expense reductions	(146)	30,206
Net investment income (loss)		177,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,738
Swap agreements	68
Total net realized gain (loss)		151,806
Change in net unrealized appreciation (depreciation) on: Investment securities	143,205
Swap agreements	110
Total change in net unrealized appreciation (depreciation)		143,315
Net gain (loss)		295,121
Net increase (decrease) in net assets resulting from operations		$ 472,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,829	$ 183,635
Net realized gain (loss)	151,806	33,818
Change in net unrealized appreciation (depreciation)	143,315	28,774
Net increase (decrease) in net assets resulting from operations	472,950	246,227
Distributions to shareholders from net investment income	(172,052)	(181,824)
Distributions to shareholders from net realized gain	(73,736)	(4,943)
Total distributions	(245,788)	(186,767)
Share transactions - net increase (decrease)	1,022,853	1,020,531
Total increase (decrease) in net assets	1,250,015	1,079,991

Net Assets
Beginning of period	4,055,843	2,975,852
End of period (including undistributed net investment income of $6,963 and undistributed net investment income of $1,377, respectively)	$ 5,305,858	$ 4,055,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.186
Net realized and unrealized gain (loss)	.326
Total from investment operations	.512
Distributions from net investment income	(.172)
Distributions from net realized gain	(.120)
Total distributions	(.292)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A
Expenses net of voluntary waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,085
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.180
Net realized and unrealized gain (loss)	.324
Total from investment operations	.504
Distributions from net investment income	(.164)
Distributions from net realized gain	(.120)
Total distributions	(.284)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,403
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.147
Net realized and unrealized gain (loss)	.322
Total from investment operations	.469
Distributions from net investment income	(.129)
Distributions from net realized gain	(.120)
Total distributions	(.249)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.60% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.60% A
Net investment income (loss)	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,721
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.145
Net realized and unrealized gain (loss)	.322
Total from investment operations	.467
Distributions from net investment income	(.127)
Distributions from net realized gain	(.120)
Total distributions	(.247)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64% A
Expenses net of voluntary waivers, if any	1.64% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,543
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Income from Investment Operations
Net investment income (loss) B	.290	.379 D	.445	.433	.423
Net realized and unrealized gain (loss)	.483	.158 D	.324	(.388)	(.022)
Total from investment operations	.773	.537	.769	.045	.401
Distributions from net investment income	(.283)	(.377)	(.449)	(.435)	(.410)
Distributions from net realized gain	(.120)	(.010)	-	-	(.041)
Total distributions	(.403)	(.387)	(.449)	(.435)	(.451)
Net asset value, end of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Total Return A	10.82%	7.61%	11.51%	.71%	5.58%
Ratios to Average Net Assets C
Expenses before expense reductions	.66%	.66%	.65%	.70%	.71%
Expenses net of voluntary waivers, if any	.66%	.66%	.65%	.70%	.71%
Expenses net of all reductions	.66%	.66%	.64%	.69%	.70%
Net investment income (loss)	3.86%	5.18% D	6.31%	6.21%	5.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,274	$ 4,056	$ 2,976	$ 2,130	$ 2,303
Portfolio turnover rate	276%	230%	226%	115%	167%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.202
Net realized and unrealized gain (loss)	.321
Total from investment operations	.523
Distributions from net investment income	(.183)
Distributions from net realized gain	(.120)
Total distributions	(.303)
Net asset value, end of period	$ 7.70
Total Return B, C	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A
Expenses net of voluntary waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income (loss)	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity® Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 27, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 179,246,575	|
Unrealized depreciation	(6,821,627)
Net unrealized appreciation (depreciation)	172,424,948
Undistributed ordinary income	82,448,214
Undistributed long-term capital gain	7,017,056

Cost for federal income tax purposes	$ 6,673,222,771

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 227,354,041	$ 186,767,229
Long-term Capital Gains	18,434,082	-
Total	$ 245,788,123	$ 186,767,229

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts'

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated April 30, 2003, due May 1, 2003	1.35%
Number of dealers or banks	13
Maximum amount with one dealer or bank	13.6%
Aggregate principal amount of agreements	$14,665,514,000
Aggregate maturity amount of agreements	$14,666,064,304
Aggregate market value of transferred assets	$14,970,510,301
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	5/1/03 to 12/1/42

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 3,315	$ 80
Class T	0%	.25%	7,852	230
Class B	.65%	.25%	21,558	15,808
Class C	.75%	.25%	14,035	12,109
			$ 46,760	$ 28,227

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,336
Class T	5,335
Class B*	9,128
Class C*	70
$ 24,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 3,763	.17*
Class T	8,042	.26*
Class B	5,462	.23*
Class C	2,398	.17*
Investment Grade Bond	9,080,094.20
Institutional Class	106	.10*
	$ 9,099,865

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,733,301 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

Effective August 27, 2002, FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	.95%	$ 732

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond operating expenses. During the period, this reimbursement reduced the class' expenses by $75,875.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,749. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond	$ 62,204

9. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 14% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2003 A	2002
From net investment income
Class A	$ 68,015	$ -
Class T	90,250	-
Class B	54,048	-
Class C	31,842	-
Investment Grade Bond	171,804,041	181,824,112
Institutional Class	3,598	-
Total	$ 172,051,794	$ 181,824,112
From net realized gain
Class A	$ 31,061	$ -
Class T	42,528	-
Class B	40,667	-
Class C	23,057	-
Investment Grade Bond	73,597,347	4,943,117
Institutional Class	1,670	-
Total	$ 73,736,330	$ 4,943,117

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2003A	2002	2003A	2002
Class A
Shares sold	1,088,441	-	$ 8,282,208	$ -
Reinvestment of distributions	11,614	-	88,002	-
Shares redeemed	(50,175)	-	(382,741)	-
Net increase (decrease)	1,049,880	-	$ 7,987,469	$ -
Class T
Shares sold	1,513,026	-	$ 11,450,101	$ -
Reinvestment of distributions	17,046	-	129,208	-
Shares redeemed	(179,154)	-	(1,363,306)	-
Net increase (decrease)	1,350,918	-	$ 10,216,003	$ -

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2003A	2002	2003A	2002
Class B
Shares sold	1,090,267	-	$ 8,263,585	$ -
Reinvestment of distributions	10,860	-	82,078	-
Shares redeemed	(98,898)	-	(748,872)	-
Net increase (decrease)	1,002,229	-	$ 7,596,791	$ -
Class C
Shares sold	850,785	-	$ 6,459,150	$ -
Reinvestment of distributions	6,349	-	47,951	-
Shares redeemed	(137,386)	-	(1,038,290)	-
Net increase (decrease)	719,748	-	$ 5,468,811	$ -
Investment Grade Bond
Shares sold	267,098,897	256,780,900	$ 2,006,170,250	$ 1,883,494,591
Reinvestment of distributions	31,579,657	24,352,479	237,126,406	178,782,645
Shares redeemed	(167,093,618)	(142,102,121)	(1,251,982,567)	(1,041,745,992)
Net increase (decrease)	131,584,936	139,031,258	$ 991,314,089	$ 1,020,531,244
Institutional Class
Shares sold	37,657	-	$ 284,768	$ -
Reinvestment of distributions	568	-	4,291	-
Shares redeemed	(2,540)	-	(19,339)	-
Net increase (decrease)	35,685	-	$ 269,720	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 273 funds advised by FMR or an affiliate. Mr. McCoy oversees 275 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (43)

Year of Election or Appointment: 1997

Vice President of the fund. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/09/2003	06/06/2003	$0.10

Class T	06/09/2003	06/06/2003	$0.10

Class B	06/09/2003	06/06/2003	$0.10

Class C	06/09/2003	06/06/2003	$0.10

A total of 8.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIGB-UANN-0603
1.784723.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional Class	10.88%	7.19%	6.83%A

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Institutional Class on April 30, 1993. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

For the 12-month period, the fund's Class A, Class T, Class B and Class C shares returned 10.73%, 10.61%, 10.11% and 10.07%, respectively. In comparison, the Lehman Brothers Aggregate Bond Index and the LipperSM intermediate investment grade debt funds average returned 10.47% and 9.26%, respectively. Strong sector and security selection largely drove the fund's performance during the past year. The yield advantage gained from overweighting corporate and mortgage securities, along with capital appreciation from spread tightening, helped the fund's holdings outpace the government bonds in the index. Within corporates, we benefited from focusing on beaten-down BBB-rated telecommunications, utility and industrial issues that snapped back sharply, and then trimming positions early in 2003 to lock in profits. Good credit selection also helped the fund avoid several major ratings downgrades that plagued the index and peer average. While we did have some exposure to troubled securities - primarily a couple of European utilities - they were generally smaller positions than those held by our average competitor. Owning the right mortgage bonds also helped amid increased volatility and higher prepayment activity. My emphasis on securities less likely to be prepaid, including lower-coupon newly issued mortgages, was key, as was avoiding more-seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment.

For the 12-month period, the fund's Institutional Class shares returned 10.88%, topping the 10.47% return of the Lehman Brothers Aggregate Bond Index and the 9.26% return of the LipperSM intermediate investment grade debt funds average. Strong sector and security selection largely drove the fund's performance during the past year. The yield advantage gained from overweighting corporate and mortgage securities, along with capital appreciation from spread tightening, helped the fund's holdings outpace the government bonds in the index. Within corporates, we benefited from focusing on beaten-down BBB-rated telecommunications, utility and industrial issues that snapped back sharply, and then trimming positions early in 2003 to lock in profits. Good credit selection also helped the fund avoid several major ratings downgrades that plagued the index and peer average. While we did have some exposure to troubled securities - primarily a couple of European utilities - they were generally smaller positions than those held by our average competitor. Owning the right mortgage bonds also helped amid increased volatility and higher prepayment activity. My emphasis on securities less likely to be prepaid, including lower-coupon newly issued mortgages, was key, as was avoiding more-seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment.

Annual Report

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003*	As of October 31, 2002**
U.S. Government and U.S. Government Agency Obligations 61.0%	U.S. Government and U.S. Government Agency Obligations 56.4%
AAA 6.4%	AAA 4.2%
AA 2.7%	AA 2.9%
A 14.0%	A 14.7%
BBB 14.0%	BBB 14.5%
BB and Below 1.8%	BB and Below 1.7%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets (dagger) (0.1)%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	4.7	5.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	3.6	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 26.6%		Corporate Bonds 28.9%
	U.S. Government and Government Agency Obligations 61.0%		U.S.Government and U.S. Government Agency Obligations 56.4%
	Asset-Backed Securities 8.2%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 3.1%		CMOs and Other Mortgage Related Securities 1.9%
	Other Investments 1.2%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (dagger) (0.1)%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	6.0%	** Foreign investments	7.2%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.4)%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	$ 9,800	$ 10,124
Media - 3.0%
AOL Time Warner, Inc. 6.875% 5/1/12	6,060	6,610
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	10,700	12,198
Clear Channel Communications, Inc.:
5.75% 1/15/13	2,600	2,747
7.875% 6/15/05	4,050	4,473
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,023
Comcast Corp. 7.05% 3/15/33	15,000	16,273
Continental Cablevision, Inc.:
8.3% 5/15/06	7,190	8,130
9% 9/1/08	1,500	1,795
Cox Communications, Inc.:
7.125% 10/1/12	14,100	16,464
7.75% 8/15/06	2,500	2,845
7.75% 11/1/10	9,500	11,409
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,342
7.75% 12/1/45	4,000	4,551
8% 10/17/16	1,000	1,219
News America, Inc. 6.55% 3/15/33 (c)	3,500	3,555
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,322
Time Warner Entertainment Co. LP 8.375% 7/15/33	14,065	17,851
Walt Disney Co. 5.375% 6/1/07	16,550	17,614
		157,421
TOTAL CONSUMER DISCRETIONARY		167,545
CONSUMER STAPLES - 0.8%
Food Products - 0.4%
Kraft Foods, Inc. 1.9113% 10/27/03 (e)	20,400	20,397
Tobacco - 0.4%
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,008
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	5,765	5,440
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.: - continued
7.25% 6/1/12	$ 6,100	$ 5,750
7.75% 5/15/06	4,025	3,976
		20,174
TOTAL CONSUMER STAPLES		40,571
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,347
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,238
Pemex Project Funding Master Trust 6.125% 8/15/08 (c)	9,000	9,518
The Coastal Corp. 7.75% 10/15/35	160	126
		24,229
FINANCIALS - 13.0%
Banks - 1.5%
Bank of America Corp. 4.875% 1/15/13	8,960	9,199
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	5,051
4.25% 9/4/12 (e)	5,730	5,871
BankBoston Corp. 6.625% 2/1/04	1,200	1,246
Capital One Bank 6.65% 3/15/04	900	927
First Tennessee National Corp. 6.75% 11/15/05	1,650	1,793
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,126
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,515
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,792
Korea Development Bank 7.375% 9/17/04	3,985	4,255
MBNA Corp.:
6.34% 6/2/03	1,800	1,806
7.5% 3/15/12	7,730	8,798
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,415
Washington Mutual Bank 6.875% 6/15/11	4,900	5,650
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,557
5.625% 1/15/07	7,910	8,635
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,523
		80,159
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 9.4%
American General Finance Corp.:
4.5% 11/15/07	$ 13,100	$ 13,686
5.875% 7/14/06	16,500	17,972
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,602
Amvescap PLC yankee:
5.9% 1/15/07	1,350	1,452
6.6% 5/15/05	12,290	13,266
Bear Stearns Companies, Inc. 4% 1/31/08	5,100	5,240
CIT Group, Inc. 7.75% 4/2/12	4,425	5,131
Citigroup, Inc. 7.25% 10/1/10	9,900	11,736
Countrywide Home Loans, Inc.:
3.5% 12/19/05	1,370	1,403
5.5% 8/1/06	19,295	20,766
5.625% 5/15/07	5,500	5,958
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,447
6.5% 1/15/12	1,975	2,194
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	12,700	12,879
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,072
Deutsche Telekom International Finance BV:
8.25% 6/15/05	3,935	4,371
8.5% 6/15/10	10,000	12,054
8.75% 6/15/30	8,045	9,942
Devon Financing Corp. U.L.C. 7.875% 9/30/31	8,200	10,152
Ford Motor Credit Co.:
5.8% 1/12/09	4,620	4,398
6.5% 1/25/07	11,890	12,154
6.875% 2/1/06	11,700	12,104
7.375% 10/28/09	7,900	8,069
General Electric Capital Corp.:
6% 6/15/12	4,600	5,076
6.125% 2/22/11	21,400	23,823
General Motors Acceptance Corp.:
6.38% 1/30/04	6,410	6,605
6.75% 1/15/06	9,090	9,585
6.875% 9/15/11	9,260	9,438
6.875% 8/28/12	7,250	7,373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.:
5.7% 9/1/12	$ 6,615	$ 7,046
6.6% 1/15/12	12,750	14,375
Household Finance Corp.:
6.375% 10/15/11	20,020	21,927
6.375% 11/27/12	6,035	6,658
6.75% 5/15/11	9,235	10,406
7% 5/15/12	4,480	5,131
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	2,735	3,492
J.P. Morgan Chase & Co. 5.35% 3/1/07	6,300	6,835
John Deere Capital Corp. 1.8588% 9/17/04 (e)	12,000	12,066
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,100	6,230
7.75% 1/15/05	4,310	4,712
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	1,325	1,336
4% 11/15/07	7,640	7,833
Morgan Stanley:
5.3% 3/1/13	10,000	10,379
6.6% 4/1/12	6,970	7,890
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	4,330	4,598
NiSource Finance Corp.:
7.625% 11/15/05	11,530	12,955
7.875% 11/15/10	4,580	5,540
Pemex Project Funding Master Trust 7.375% 12/15/14	7,060	7,660
Petronas Capital Ltd. 7% 5/22/12 (c)	26,925	29,732
Popular North America, Inc. 6.125% 10/15/06	7,950	8,749
Powergen US Funding LLC 4.5% 10/15/04	2,885	2,963
SLM Corp. 5.375% 1/15/13	8,900	9,405
Sprint Capital Corp. 7.125% 1/30/06	4,800	5,064
TXU Eastern Funding yankee 6.75% 5/15/09 (a)	3,980	328
Verizon Global Funding Corp.:
6.125% 6/15/07	6,375	7,099
7.25% 12/1/10	10,000	11,693
7.375% 9/1/12	7,490	8,883
		499,933
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.3%
Prudential Financial, Inc. 3.75% 5/1/08	$ 6,245	$ 6,245
Travelers Property Casualty Corp.:
5% 3/15/13 (c)	3,170	3,200
6.375% 3/15/33 (c)	4,075	4,339
		13,784
Real Estate - 1.8%
Boston Properties, Inc. 6.25% 1/15/13 (c)	10,300	11,043
Camden Property Trust:
5.875% 6/1/07	3,920	4,193
5.875% 11/30/12	6,435	6,813
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,305
CenterPoint Properties Trust:
5.75% 8/15/09	5,030	5,247
6.75% 4/1/05	2,490	2,645
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,104
Duke Realty LP 7.3% 6/30/03	4,000	4,034
EOP Operating LP:
6.5% 1/15/04	4,070	4,191
6.625% 2/15/05	15,250	16,291
7.75% 11/15/07	2,425	2,807
ERP Operating LP 7.1% 6/23/04	4,000	4,219
Gables Realty LP:
5.75% 7/15/07	8,040	8,337
6.8% 3/15/05	1,120	1,193
ProLogis 6.7% 4/15/04	1,715	1,802
Regency Centers LP 6.75% 1/15/12	7,380	8,332
Vornado Realty Trust 5.625% 6/15/07	4,475	4,608
		94,164
TOTAL FINANCIALS		688,040
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.5% 11/15/12	13,415	13,908
5.7% 11/1/03	4,800	4,860
6.75% 8/15/07	4,770	5,306
		24,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	$ 4,415	$ 4,611
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,030
6.375% 10/15/11	4,000	3,940
6.75% 2/15/11	20,175	20,175
		27,145
Road & Rail - 0.5%
CSX Corp.:
6.75% 3/15/11	9,000	10,204
7.95% 5/1/27	4,000	4,997
Norfolk Southern Corp. 7.25% 2/15/31	9,800	11,463
		26,664
TOTAL INDUSTRIALS		82,494
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	3,000	3,225
7.625% 11/15/10	3,000	3,338
8% 11/1/11	13,535	15,565
		22,128
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	7,320	7,890
6.5% 7/1/12	9,680	10,834
		18,724
TOTAL INFORMATION TECHNOLOGY		40,852
MATERIALS - 0.3%
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,654
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,405
		7,059
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co.:
5.25% 12/15/09	$ 3,465	$ 3,614
6.125% 3/15/07	2,735	2,974
		6,588
TOTAL MATERIALS		13,647
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
7% 11/15/06	4,925	5,281
7.8% 11/15/11	7,190	7,889
British Telecommunications PLC 8.375% 12/15/10	4,900	6,031
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	6,200	6,983
Citizens Communications Co. 8.5% 5/15/06	3,240	3,754
France Telecom SA 9.25% 3/1/11	22,900	28,006
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,382
Telefonos de Mexico SA de CV 8.25% 1/26/06	8,500	9,467
TELUS Corp. yankee:
7.5% 6/1/07	14,590	16,195
8% 6/1/11	7,500	8,475
		112,463
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,532
8.75% 3/1/31	9,860	12,278
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,900
7.125% 12/15/31	20,488	23,342
		48,052
TOTAL TELECOMMUNICATION SERVICES		160,515
UTILITIES - 2.5%
Electric Utilities - 1.7%
Constellation Energy Group, Inc.:
6.125% 9/1/09	830	917
6.35% 4/1/07	6,915	7,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Constellation Energy Group, Inc.: - continued
7% 4/1/12	$ 3,655	$ 4,201
Dominion Resources, Inc.:
2.8% 2/15/05	7,325	7,375
6.25% 6/30/12	3,570	3,933
Duke Capital Corp. 6.75% 2/15/32	1,600	1,564
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,502
6.45% 11/15/11	8,970	9,697
FPL Group Capital, Inc.:
3.25% 4/11/06	3,355	3,363
6.125% 5/15/07	4,520	4,897
Illinois Power Co. 7.5% 6/15/09	5,000	4,950
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,060
5.875% 10/1/12	2,650	2,770
Oncor Electric Delivery Co.:
6.375% 5/1/12	5,025	5,621
6.375% 1/15/15 (c)	5,175	5,769
Public Service Co. of Colorado:
4.875% 3/1/13 (c)	7,500	7,567
7.875% 10/1/12	5,630	6,899
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,240
TECO Energy, Inc. 7% 5/1/12	1,705	1,654
		92,629
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,763
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	6,400	6,940
Tennessee Gas Pipeline Co. 7.625% 4/1/37	4,100	3,967
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,148
7.3% 12/1/10	4,480	5,200
		20,018
Multi-Utilities & Unregulated Power - 0.4%
Williams Companies, Inc.:
7.125% 9/1/11	12,470	11,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
7.5% 1/15/31	$ 2,780	$ 2,433
8.125% 3/15/12 (c)	6,935	6,831
		21,048
TOTAL UTILITIES		133,695
TOTAL NONCONVERTIBLE BONDS (Cost $1,249,293)		1,351,588
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 7.0%
Fannie Mae:
3.28% 7/15/04	26,150	26,263
4.6% 7/11/07	6,905	6,952
5% 5/14/07	24,000	24,894
5.5% 7/18/12	34,500	36,163
6.2% 8/12/08	20,840	21,109
6.23% 7/21/08	32,281	32,619
6.25% 2/1/11	10,185	11,532
6.25% 7/19/11	55,500	58,279
6.51% 5/6/08	26,200	26,220
6.625% 11/15/10	7,810	9,213
7.25% 1/15/10	20,750	25,159
7.55% 8/4/10	10,560	10,718
Federal Home Loan Bank 7.25% 5/15/03	12,140	12,170
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	10,993
Freddie Mac:
2.875% 9/26/05	22,800	22,910
6% 5/25/12	7,900	8,215
Freddie Mac 5.875% 3/21/11	24,670	27,351
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		370,760
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,941
6.125% 8/15/29	78,000	92,186
6.375% 8/15/27	9,680	11,714
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21	$ 84,675	$ 118,780
9.875% 11/15/15	6,825	10,566
11.25% 2/15/15	49,590	82,532
U.S. Treasury Notes:
4% 11/15/12	32,615	33,032
4.75% 11/15/08	25,000	27,185
6% 8/15/09	6,900	7,987
6.5% 2/15/10	40,000	47,620
TOTAL U.S. TREASURY OBLIGATIONS		458,543
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $801,948)		829,303
U.S. Government Agency - Mortgage Securities - 43.3%

Fannie Mae - 39.1%
4.5% 5/1/18 to 6/17/18 (d)	412,070	416,174
5% 6/1/18 (d)	223,046	229,322
5.5% 2/1/11 to 5/1/14	7,363	7,716
5.5% 5/1/18 to 5/14/33 (d)	651,637	670,573
6% 1/1/13 to 6/1/32	20,889	21,903
6% 5/1/33 (d)	13,838	14,413
6.5% 1/1/25 to 4/1/33	461,913	482,753
6.5% 5/1/33 (d)	93,274	97,501
7% 7/1/22 to 5/1/32	19,375	20,550
7% 7/1/33 (d)	94,000	99,346
7.5% 6/1/25 to 8/1/29	14,797	15,814
9.5% 1/1/17 to 2/1/25	851	949
12.5% 3/1/13 to 7/1/15	19	22
TOTAL FANNIE MAE		2,077,036
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	1,821	1,978
Government National Mortgage Association - 4.2%
5.5% 5/1/33 (d)	20,000	20,663
6% 10/15/08 to 10/15/30	24,611	25,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
6% 5/1/33 (d)	$ 9,005	$ 9,422
6.5% 3/15/26 to 8/15/32	11,785	12,405
6.5% 5/1/33 (d)	2,691	2,829
7% 8/15/23 to 12/15/32	130,549	138,499
7% 5/1/33 (d)	2,021	2,143
7.5% 10/15/05 to 8/15/28	6,397	6,854
8% 9/15/24 to 5/15/32	1,599	1,733
8.5% 1/15/31	105	113
9% 4/15/23	11	12
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		220,513
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,267,057)		2,299,527
Asset-Backed Securities - 4.0%

American Express Credit Account Master Trust 6.1% 12/15/06	4,600	4,818
Asset Backed Securities Corp. Home Equity Loan Trust 1.68% 4/15/33 (e)	12,805	12,799
Capital One Master Trust 5.45% 3/16/09	11,000	11,825
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (e)	13,465	13,465
1.69% 1/15/09 (e)	25,900	25,900
1.96% 7/15/08 (e)	8,570	8,506
3.5% 2/17/09	7,080	7,075
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	1,694	1,743
CS First Boston Mortgage Securities Corp.:
1.69% 8/25/33 (e)	2,422	2,426
2.19% 8/25/33 (e)	2,915	2,933
Ford Credit Auto Owner Trust:
5.54% 12/15/05	4,400	4,568
5.71% 9/15/05	2,495	2,606
Home Equity Asset Trust NIMS Trust 8% 5/27/33 (c)	3,593	3,534
Honda Auto Receivables Owner Trust 5.09% 10/18/06	4,900	5,072
Household Home Equity Loan Trust 1.62% 4/20/32 (e)	13,104	13,112
JCPenney Master Credit Card Trust 5.5% 6/15/07	18,000	18,407
MBNA Credit Card Master Note Trust 1.67% 1/15/09 (e)	33,400	33,454
Morgan Stanley Dean Witter Capital I Trust:
2.305% 1/25/32 (e)	5,135	5,186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
9.5% 6/25/32 (c)	$ 3,028	$ 3,022
9.5% 9/25/32 (c)	6,141	6,141
New Century Home Equity Loan Trust 1.755% 1/25/33 (e)	12,336	12,346
Sears Credit Account Master Trust II:
6.75% 9/16/09	7,720	8,521
7.5% 11/15/07	3,950	4,061
TOTAL ASSET-BACKED SECURITIES (Cost $208,392)		211,520
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Fannie Mae Series 2003-29 Class ZA, 5% 4/25/18	3,224	3,236
Fannie Mae guaranteed:
REMIC planned amortization class Series 2003-1 Class ZB, 5% 2/25/18	1,543	1,536
sequential pay Series 2001-46 Class A, 6.5% 2/25/29	731	740
Freddie Mac Manufactured Housing participation certificates guaranteed sequential pay Series 2333 Class UE, 6.5% 4/15/28	628	637
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,812
Series 2567:
Class ZE, 5% 2/15/18	1,262	1,267
Class ZK, 5% 2/15/18	1,789	1,797
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,941)		20,025
Commercial Mortgage Securities - 2.0%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.58% 4/15/15 (d)(e)	14,000	14,000
COMM floater:
Series 2001-FL5A Class A2, 1.86% 11/15/13 (c)(e)	6,470	6,475
Series 2002-FL7 Class A2, 1.63% 11/15/14 (c)(e)	7,270	7,267
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	5,136	5,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	$ 3,700	$ 4,417
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,016
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,914
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	3,400	3,826
Class C1, 7.52% 5/15/06 (c)	3,500	3,952
Ginnie Mae guaranteed pass thru securities sequential pay Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,770
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,603
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,372
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (e)	1,220	1,175
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	11,400	10,253
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	9,000	9,998
Trizechahn Office Properties Trust 7.253% 3/15/13 (c)	4,340	4,577
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $99,987)		105,113
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic:
5.5% 1/15/13	6,375	6,526
7.125% 1/11/12	5,695	6,491
Polish Government 6.25% 7/3/12	6,170	6,880
United Mexican States:
4.625% 10/8/08	9,345	9,410
6.375% 1/16/13	7,060	7,395
7.5% 1/14/12	9,800	11,099
8.5% 2/1/06	4,025	4,633
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,066)		52,434
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	$ 4,425	$ 4,716
Preferred Securities - 0.1%
	Shares
FINANCIALS - 0.1%
Banks - 0.1%
Royal Bank of Scotland Group PLC:
7.816%	1,020	1,140
8.817%	4,095	4,573
TOTAL PREFERRED SECURITIES (Cost $5,429)		5,713
Fixed-Income Funds - 10.6%

Fidelity Ultra-Short Central Fund (f) (Cost $566,000)	5,681,512	564,174
Cash Equivalents - 26.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $1,401,535)	$ 1,401,588	1,401,535
TOTAL INVESTMENT PORTFOLIO - 129.0% (Cost $6,671,026)		6,845,648
NET OTHER ASSETS - (29.0)%		(1,539,790)
NET ASSETS - 100%		$ 5,305,858
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional multiplied by 1.37%	June 2007	$ 4,475	$ 15
TOTAL CREDIT DEFAULT SWAP			15
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	$ 9,000	$ 95
TOTAL INTEREST RATE SWAP			95
		$ 13,475	$ 110
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,166,000 or 3.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $13,657,856,000 and $12,544,809,000, respectively, of which long-term U.S. government and government agency obligations aggregated $12,154,334,000 and $11,525,012,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,289,000. The weighted average interest rate was 1.39%. Interest earned from the interfund lending program amounted to $5,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,882,000. The weighted average interest rate was 2.25%. Interest expense includes $368 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $19,547,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,401,535) (cost $6,671,026) - See accompanying schedule		$ 6,845,648
Cash		11
Receivable for investments sold		109,528
Receivable for fund shares sold		7,869
Interest and Dividends receivable		46,151
Unrealized gain on swap agreements		110
Other receivables		2
Total assets		7,009,319

Liabilities
Payable for investments purchased Regular delivery	$ 122,236
Delayed delivery	1,564,342
Payable for fund shares redeemed	13,542
Distributions payable	404
Accrued management fee	1,878
Distribution fees payable	12
Other payables and accrued expenses	1,047
Total liabilities		1,703,461

Net Assets		$ 5,305,858
Net Assets consist of:
Paid in capital		$ 5,046,934
Undistributed net investment income		6,963
Accumulated undistributed net realized gain (loss) on investments		77,229
Net unrealized appreciation (depreciation) on investments		174,732
Net Assets		$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,085 ÷ 1,049.9 shares)	$ 7.70

Maximum offering price per share (100/95.25 of $7.70)	$ 8.08
Class T: Net Asset Value and redemption price per share ($10,403 ÷ 1,350.9 shares)	$ 7.70

Maximum offering price per share (100/96.50 of $7.70)	$ 7.98
Class B: Net Asset Value and offering price per share ($7,721 ÷ 1,002.2 shares) A	$ 7.70

Class C: Net Asset Value and offering price per share ($5,543 ÷ 719.7 shares) A	$ 7.70

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,273,831 ÷ 684,984.4 shares)	$ 7.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($275 ÷ 35.7 shares)	$ 7.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Interest		$ 207,453
Dividends		441
Security lending		141
Total income		208,035

Expenses
Management fee	$ 19,871
Transfer agent fees	9,100
Distribution fees	47
Accounting and security lending fees	667
Non-interested trustees' compensation	17
Appreciation in deferred trustees' compensation account	1
Custodian fees and expenses	204
Registration fees	326
Audit	80
Legal	23
Miscellaneous	16
Total expenses before reductions	30,352
Expense reductions	(146)	30,206
Net investment income (loss)		177,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,738
Swap agreements	68
Total net realized gain (loss)		151,806
Change in net unrealized appreciation (depreciation) on: Investment securities	143,205
Swap agreements	110
Total change in net unrealized appreciation (depreciation)		143,315
Net gain (loss)		295,121
Net increase (decrease) in net assets resulting from operations		$ 472,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,829	$ 183,635
Net realized gain (loss)	151,806	33,818
Change in net unrealized appreciation (depreciation)	143,315	28,774
Net increase (decrease) in net assets resulting from operations	472,950	246,227
Distributions to shareholders from net investment income	(172,052)	(181,824)
Distributions to shareholders from net realized gain	(73,736)	(4,943)
Total distributions	(245,788)	(186,767)
Share transactions - net increase (decrease)	1,022,853	1,020,531
Total increase (decrease) in net assets	1,250,015	1,079,991

Net Assets
Beginning of period	4,055,843	2,975,852
End of period (including undistributed net investment income of $6,963 and undistributed net investment income of $1,377, respectively)	$ 5,305,858	$ 4,055,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.186
Net realized and unrealized gain (loss)	.326
Total from investment operations	.512
Distributions from net investment income	(.172)
Distributions from net realized gain	(.120)
Total distributions	(.292)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A
Expenses net of voluntary waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,085
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.180
Net realized and unrealized gain (loss)	.324
Total from investment operations	.504
Distributions from net investment income	(.164)
Distributions from net realized gain	(.120)
Total distributions	(.284)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,403
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.147
Net realized and unrealized gain (loss)	.322
Total from investment operations	.469
Distributions from net investment income	(.129)
Distributions from net realized gain	(.120)
Total distributions	(.249)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.60% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.60% A
Net investment income (loss)	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,721
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.145
Net realized and unrealized gain (loss)	.322
Total from investment operations	.467
Distributions from net investment income	(.127)
Distributions from net realized gain	(.120)
Total distributions	(.247)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64% A
Expenses net of voluntary waivers, if any	1.64% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,543
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Income from Investment Operations
Net investment income (loss) B	.290	.379 D	.445	.433	.423
Net realized and unrealized gain (loss)	.483	.158 D	.324	(.388)	(.022)
Total from investment operations	.773	.537	.769	.045	.401
Distributions from net investment income	(.283)	(.377)	(.449)	(.435)	(.410)
Distributions from net realized gain	(.120)	(.010)	-	-	(.041)
Total distributions	(.403)	(.387)	(.449)	(.435)	(.451)
Net asset value, end of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Total Return A	10.82%	7.61%	11.51%	.71%	5.58%
Ratios to Average Net Assets C
Expenses before expense reductions	.66%	.66%	.65%	.70%	.71%
Expenses net of voluntary waivers, if any	.66%	.66%	.65%	.70%	.71%
Expenses net of all reductions	.66%	.66%	.64%	.69%	.70%
Net investment income (loss)	3.86%	5.18% D	6.31%	6.21%	5.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,274	$ 4,056	$ 2,976	$ 2,130	$ 2,303
Portfolio turnover rate	276%	230%	226%	115%	167%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.202
Net realized and unrealized gain (loss)	.321
Total from investment operations	.523
Distributions from net investment income	(.183)
Distributions from net realized gain	(.120)
Total distributions	(.303)
Net asset value, end of period	$ 7.70
Total Return B, C	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A
Expenses net of voluntary waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income (loss)	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity® Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 27, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 179,246,575	|
Unrealized depreciation	(6,821,627)
Net unrealized appreciation (depreciation)	172,424,948
Undistributed ordinary income	82,448,214
Undistributed long-term capital gain	7,017,056

Cost for federal income tax purposes	$ 6,673,222,771

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 227,354,041	$ 186,767,229
Long-term Capital Gains	18,434,082	-
Total	$ 245,788,123	$ 186,767,229

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts'

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated April 30, 2003, due May 1, 2003	1.35%
Number of dealers or banks	13
Maximum amount with one dealer or bank	13.6%
Aggregate principal amount of agreements	$14,665,514,000
Aggregate maturity amount of agreements	$14,666,064,304
Aggregate market value of transferred assets	$14,970,510,301
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	5/1/03 to 12/1/42

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 3,315	$ 80
Class T	0%	.25%	7,852	230
Class B	.65%	.25%	21,558	15,808
Class C	.75%	.25%	14,035	12,109
			$ 46,760	$ 28,227

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,336
Class T	5,335
Class B*	9,128
Class C*	70
$ 24,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 3,763	.17*
Class T	8,042	.26*
Class B	5,462	.23*
Class C	2,398	.17*
Investment Grade Bond	9,080,094.20
Institutional Class	106	.10*
	$ 9,099,865

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,733,301 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

Effective August 27, 2002, FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	.95%	$ 732

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond operating expenses. During the period, this reimbursement reduced the class' expenses by $75,875.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,749. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond	$ 62,204

9. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 14% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2003 A	2002
From net investment income
Class A	$ 68,015	$ -
Class T	90,250	-
Class B	54,048	-
Class C	31,842	-
Investment Grade Bond	171,804,041	181,824,112
Institutional Class	3,598	-
Total	$ 172,051,794	$ 181,824,112
From net realized gain
Class A	$ 31,061	$ -
Class T	42,528	-
Class B	40,667	-
Class C	23,057	-
Investment Grade Bond	73,597,347	4,943,117
Institutional Class	1,670	-
Total	$ 73,736,330	$ 4,943,117

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2003A	2002	2003A	2002
Class A
Shares sold	1,088,441	-	$ 8,282,208	$ -
Reinvestment of distributions	11,614	-	88,002	-
Shares redeemed	(50,175)	-	(382,741)	-
Net increase (decrease)	1,049,880	-	$ 7,987,469	$ -
Class T
Shares sold	1,513,026	-	$ 11,450,101	$ -
Reinvestment of distributions	17,046	-	129,208	-
Shares redeemed	(179,154)	-	(1,363,306)	-
Net increase (decrease)	1,350,918	-	$ 10,216,003	$ -

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2003A	2002	2003A	2002
Class B
Shares sold	1,090,267	-	$ 8,263,585	$ -
Reinvestment of distributions	10,860	-	82,078	-
Shares redeemed	(98,898)	-	(748,872)	-
Net increase (decrease)	1,002,229	-	$ 7,596,791	$ -
Class C
Shares sold	850,785	-	$ 6,459,150	$ -
Reinvestment of distributions	6,349	-	47,951	-
Shares redeemed	(137,386)	-	(1,038,290)	-
Net increase (decrease)	719,748	-	$ 5,468,811	$ -
Investment Grade Bond
Shares sold	267,098,897	256,780,900	$ 2,006,170,250	$ 1,883,494,591
Reinvestment of distributions	31,579,657	24,352,479	237,126,406	178,782,645
Shares redeemed	(167,093,618)	(142,102,121)	(1,251,982,567)	(1,041,745,992)
Net increase (decrease)	131,584,936	139,031,258	$ 991,314,089	$ 1,020,531,244
Institutional Class
Shares sold	37,657	-	$ 284,768	$ -
Reinvestment of distributions	568	-	4,291	-
Shares redeemed	(2,540)	-	(19,339)	-
Net increase (decrease)	35,685	-	$ 269,720	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 273 funds advised by FMR or an affiliate. Mr. McCoy oversees 275 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (43)

Year of Election or Appointment: 1997

Vice President of the fund. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/09/2003	06/06/2003	$0.10

A total of 8.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
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AIGBI-UANN-0603
1.784724.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Investment Grade Bond

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Investment Grade Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Investment Grade Bond	10.82%	7.17%	6.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Investment Grade Bond on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity® Investment Grade Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

Investment Grade Bond returned 10.82% for the 12-month period, topping the 10.47% return of the Lehman Brothers Aggregate Bond Index and the 9.26% return of the LipperSM intermediate investment grade debt funds average. Strong sector and security selection largely drove the fund's outperformance. The yield advantage gained from overweighting corporate and mortgage securities, along with capital appreciation from spread tightening, helped the fund's holdings outpace the government bonds in the index. Within corporates, we benefited from focusing on beaten-down BBB-rated telecommunications, utility and industrial issues that snapped back sharply, and then trimming positions early in 2003 to lock in profits. Good credit selection also helped the fund avoid several major ratings downgrades that plagued the index and peer average. While we did have some exposure to troubled securities - primarily a couple of European utilities - they were generally smaller positions than those held by our average competitor. Owning the right mortgage bonds also helped amid increased volatility and higher prepayment activity. My emphasis on securities less likely to be prepaid, including lower-coupon newly issued mortgages, was key, as was avoiding more-seasoned bonds trading at a premium - or above par - which were most vulnerable to prepayment.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003*	As of October 31, 2002**
U.S. Government and U.S. Government Agency Obligations 61.0%	U.S. Government and U.S. Government Agency Obligations 56.4%
AAA 6.4%	AAA 4.2%
AA 2.7%	AA 2.9%
A 14.0%	A 14.7%
BBB 14.0%	BBB 14.5%
BB and Below 1.8%	BB and Below 1.7%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets (dagger) (0.1)%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	4.7	5.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	3.6	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003*		As of October 31, 2002**
	Corporate Bonds 26.6%		Corporate Bonds 28.9%
	U.S. Government and Government Agency Obligations 61.0%		U.S.Government and U.S. Government Agency Obligations 56.4%
	Asset-Backed Securities 8.2%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 3.1%		CMOs and Other Mortgage Related Securities 1.9%
	Other Investments 1.2%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (dagger) (0.1)%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	6.0%	** Foreign investments	7.2%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.4)%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	$ 9,800	$ 10,124
Media - 3.0%
AOL Time Warner, Inc. 6.875% 5/1/12	6,060	6,610
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	10,700	12,198
Clear Channel Communications, Inc.:
5.75% 1/15/13	2,600	2,747
7.875% 6/15/05	4,050	4,473
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,023
Comcast Corp. 7.05% 3/15/33	15,000	16,273
Continental Cablevision, Inc.:
8.3% 5/15/06	7,190	8,130
9% 9/1/08	1,500	1,795
Cox Communications, Inc.:
7.125% 10/1/12	14,100	16,464
7.75% 8/15/06	2,500	2,845
7.75% 11/1/10	9,500	11,409
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,342
7.75% 12/1/45	4,000	4,551
8% 10/17/16	1,000	1,219
News America, Inc. 6.55% 3/15/33 (c)	3,500	3,555
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,322
Time Warner Entertainment Co. LP 8.375% 7/15/33	14,065	17,851
Walt Disney Co. 5.375% 6/1/07	16,550	17,614
		157,421
TOTAL CONSUMER DISCRETIONARY		167,545
CONSUMER STAPLES - 0.8%
Food Products - 0.4%
Kraft Foods, Inc. 1.9113% 10/27/03 (e)	20,400	20,397
Tobacco - 0.4%
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,008
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	5,765	5,440
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.: - continued
7.25% 6/1/12	$ 6,100	$ 5,750
7.75% 5/15/06	4,025	3,976
		20,174
TOTAL CONSUMER STAPLES		40,571
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,347
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,238
Pemex Project Funding Master Trust 6.125% 8/15/08 (c)	9,000	9,518
The Coastal Corp. 7.75% 10/15/35	160	126
		24,229
FINANCIALS - 13.0%
Banks - 1.5%
Bank of America Corp. 4.875% 1/15/13	8,960	9,199
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	5,051
4.25% 9/4/12 (e)	5,730	5,871
BankBoston Corp. 6.625% 2/1/04	1,200	1,246
Capital One Bank 6.65% 3/15/04	900	927
First Tennessee National Corp. 6.75% 11/15/05	1,650	1,793
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,126
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,515
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,792
Korea Development Bank 7.375% 9/17/04	3,985	4,255
MBNA Corp.:
6.34% 6/2/03	1,800	1,806
7.5% 3/15/12	7,730	8,798
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,415
Washington Mutual Bank 6.875% 6/15/11	4,900	5,650
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,557
5.625% 1/15/07	7,910	8,635
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,523
		80,159
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 9.4%
American General Finance Corp.:
4.5% 11/15/07	$ 13,100	$ 13,686
5.875% 7/14/06	16,500	17,972
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,602
Amvescap PLC yankee:
5.9% 1/15/07	1,350	1,452
6.6% 5/15/05	12,290	13,266
Bear Stearns Companies, Inc. 4% 1/31/08	5,100	5,240
CIT Group, Inc. 7.75% 4/2/12	4,425	5,131
Citigroup, Inc. 7.25% 10/1/10	9,900	11,736
Countrywide Home Loans, Inc.:
3.5% 12/19/05	1,370	1,403
5.5% 8/1/06	19,295	20,766
5.625% 5/15/07	5,500	5,958
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,447
6.5% 1/15/12	1,975	2,194
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	12,700	12,879
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,072
Deutsche Telekom International Finance BV:
8.25% 6/15/05	3,935	4,371
8.5% 6/15/10	10,000	12,054
8.75% 6/15/30	8,045	9,942
Devon Financing Corp. U.L.C. 7.875% 9/30/31	8,200	10,152
Ford Motor Credit Co.:
5.8% 1/12/09	4,620	4,398
6.5% 1/25/07	11,890	12,154
6.875% 2/1/06	11,700	12,104
7.375% 10/28/09	7,900	8,069
General Electric Capital Corp.:
6% 6/15/12	4,600	5,076
6.125% 2/22/11	21,400	23,823
General Motors Acceptance Corp.:
6.38% 1/30/04	6,410	6,605
6.75% 1/15/06	9,090	9,585
6.875% 9/15/11	9,260	9,438
6.875% 8/28/12	7,250	7,373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.:
5.7% 9/1/12	$ 6,615	$ 7,046
6.6% 1/15/12	12,750	14,375
Household Finance Corp.:
6.375% 10/15/11	20,020	21,927
6.375% 11/27/12	6,035	6,658
6.75% 5/15/11	9,235	10,406
7% 5/15/12	4,480	5,131
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	2,735	3,492
J.P. Morgan Chase & Co. 5.35% 3/1/07	6,300	6,835
John Deere Capital Corp. 1.8588% 9/17/04 (e)	12,000	12,066
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,100	6,230
7.75% 1/15/05	4,310	4,712
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	1,325	1,336
4% 11/15/07	7,640	7,833
Morgan Stanley:
5.3% 3/1/13	10,000	10,379
6.6% 4/1/12	6,970	7,890
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	4,330	4,598
NiSource Finance Corp.:
7.625% 11/15/05	11,530	12,955
7.875% 11/15/10	4,580	5,540
Pemex Project Funding Master Trust 7.375% 12/15/14	7,060	7,660
Petronas Capital Ltd. 7% 5/22/12 (c)	26,925	29,732
Popular North America, Inc. 6.125% 10/15/06	7,950	8,749
Powergen US Funding LLC 4.5% 10/15/04	2,885	2,963
SLM Corp. 5.375% 1/15/13	8,900	9,405
Sprint Capital Corp. 7.125% 1/30/06	4,800	5,064
TXU Eastern Funding yankee 6.75% 5/15/09 (a)	3,980	328
Verizon Global Funding Corp.:
6.125% 6/15/07	6,375	7,099
7.25% 12/1/10	10,000	11,693
7.375% 9/1/12	7,490	8,883
		499,933
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.3%
Prudential Financial, Inc. 3.75% 5/1/08	$ 6,245	$ 6,245
Travelers Property Casualty Corp.:
5% 3/15/13 (c)	3,170	3,200
6.375% 3/15/33 (c)	4,075	4,339
		13,784
Real Estate - 1.8%
Boston Properties, Inc. 6.25% 1/15/13 (c)	10,300	11,043
Camden Property Trust:
5.875% 6/1/07	3,920	4,193
5.875% 11/30/12	6,435	6,813
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,305
CenterPoint Properties Trust:
5.75% 8/15/09	5,030	5,247
6.75% 4/1/05	2,490	2,645
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,104
Duke Realty LP 7.3% 6/30/03	4,000	4,034
EOP Operating LP:
6.5% 1/15/04	4,070	4,191
6.625% 2/15/05	15,250	16,291
7.75% 11/15/07	2,425	2,807
ERP Operating LP 7.1% 6/23/04	4,000	4,219
Gables Realty LP:
5.75% 7/15/07	8,040	8,337
6.8% 3/15/05	1,120	1,193
ProLogis 6.7% 4/15/04	1,715	1,802
Regency Centers LP 6.75% 1/15/12	7,380	8,332
Vornado Realty Trust 5.625% 6/15/07	4,475	4,608
		94,164
TOTAL FINANCIALS		688,040
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.5% 11/15/12	13,415	13,908
5.7% 11/1/03	4,800	4,860
6.75% 8/15/07	4,770	5,306
		24,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	$ 4,415	$ 4,611
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,030
6.375% 10/15/11	4,000	3,940
6.75% 2/15/11	20,175	20,175
		27,145
Road & Rail - 0.5%
CSX Corp.:
6.75% 3/15/11	9,000	10,204
7.95% 5/1/27	4,000	4,997
Norfolk Southern Corp. 7.25% 2/15/31	9,800	11,463
		26,664
TOTAL INDUSTRIALS		82,494
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	3,000	3,225
7.625% 11/15/10	3,000	3,338
8% 11/1/11	13,535	15,565
		22,128
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	7,320	7,890
6.5% 7/1/12	9,680	10,834
		18,724
TOTAL INFORMATION TECHNOLOGY		40,852
MATERIALS - 0.3%
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,654
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,405
		7,059
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co.:
5.25% 12/15/09	$ 3,465	$ 3,614
6.125% 3/15/07	2,735	2,974
		6,588
TOTAL MATERIALS		13,647
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
7% 11/15/06	4,925	5,281
7.8% 11/15/11	7,190	7,889
British Telecommunications PLC 8.375% 12/15/10	4,900	6,031
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	6,200	6,983
Citizens Communications Co. 8.5% 5/15/06	3,240	3,754
France Telecom SA 9.25% 3/1/11	22,900	28,006
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,382
Telefonos de Mexico SA de CV 8.25% 1/26/06	8,500	9,467
TELUS Corp. yankee:
7.5% 6/1/07	14,590	16,195
8% 6/1/11	7,500	8,475
		112,463
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,532
8.75% 3/1/31	9,860	12,278
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,900
7.125% 12/15/31	20,488	23,342
		48,052
TOTAL TELECOMMUNICATION SERVICES		160,515
UTILITIES - 2.5%
Electric Utilities - 1.7%
Constellation Energy Group, Inc.:
6.125% 9/1/09	830	917
6.35% 4/1/07	6,915	7,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Constellation Energy Group, Inc.: - continued
7% 4/1/12	$ 3,655	$ 4,201
Dominion Resources, Inc.:
2.8% 2/15/05	7,325	7,375
6.25% 6/30/12	3,570	3,933
Duke Capital Corp. 6.75% 2/15/32	1,600	1,564
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,502
6.45% 11/15/11	8,970	9,697
FPL Group Capital, Inc.:
3.25% 4/11/06	3,355	3,363
6.125% 5/15/07	4,520	4,897
Illinois Power Co. 7.5% 6/15/09	5,000	4,950
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,060
5.875% 10/1/12	2,650	2,770
Oncor Electric Delivery Co.:
6.375% 5/1/12	5,025	5,621
6.375% 1/15/15 (c)	5,175	5,769
Public Service Co. of Colorado:
4.875% 3/1/13 (c)	7,500	7,567
7.875% 10/1/12	5,630	6,899
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,240
TECO Energy, Inc. 7% 5/1/12	1,705	1,654
		92,629
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,763
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	6,400	6,940
Tennessee Gas Pipeline Co. 7.625% 4/1/37	4,100	3,967
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,148
7.3% 12/1/10	4,480	5,200
		20,018
Multi-Utilities & Unregulated Power - 0.4%
Williams Companies, Inc.:
7.125% 9/1/11	12,470	11,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
7.5% 1/15/31	$ 2,780	$ 2,433
8.125% 3/15/12 (c)	6,935	6,831
		21,048
TOTAL UTILITIES		133,695
TOTAL NONCONVERTIBLE BONDS (Cost $1,249,293)		1,351,588
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 7.0%
Fannie Mae:
3.28% 7/15/04	26,150	26,263
4.6% 7/11/07	6,905	6,952
5% 5/14/07	24,000	24,894
5.5% 7/18/12	34,500	36,163
6.2% 8/12/08	20,840	21,109
6.23% 7/21/08	32,281	32,619
6.25% 2/1/11	10,185	11,532
6.25% 7/19/11	55,500	58,279
6.51% 5/6/08	26,200	26,220
6.625% 11/15/10	7,810	9,213
7.25% 1/15/10	20,750	25,159
7.55% 8/4/10	10,560	10,718
Federal Home Loan Bank 7.25% 5/15/03	12,140	12,170
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	10,993
Freddie Mac:
2.875% 9/26/05	22,800	22,910
6% 5/25/12	7,900	8,215
Freddie Mac 5.875% 3/21/11	24,670	27,351
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		370,760
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,941
6.125% 8/15/29	78,000	92,186
6.375% 8/15/27	9,680	11,714
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21	$ 84,675	$ 118,780
9.875% 11/15/15	6,825	10,566
11.25% 2/15/15	49,590	82,532
U.S. Treasury Notes:
4% 11/15/12	32,615	33,032
4.75% 11/15/08	25,000	27,185
6% 8/15/09	6,900	7,987
6.5% 2/15/10	40,000	47,620
TOTAL U.S. TREASURY OBLIGATIONS		458,543
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $801,948)		829,303
U.S. Government Agency - Mortgage Securities - 43.3%

Fannie Mae - 39.1%
4.5% 5/1/18 to 6/17/18 (d)	412,070	416,174
5% 6/1/18 (d)	223,046	229,322
5.5% 2/1/11 to 5/1/14	7,363	7,716
5.5% 5/1/18 to 5/14/33 (d)	651,637	670,573
6% 1/1/13 to 6/1/32	20,889	21,903
6% 5/1/33 (d)	13,838	14,413
6.5% 1/1/25 to 4/1/33	461,913	482,753
6.5% 5/1/33 (d)	93,274	97,501
7% 7/1/22 to 5/1/32	19,375	20,550
7% 7/1/33 (d)	94,000	99,346
7.5% 6/1/25 to 8/1/29	14,797	15,814
9.5% 1/1/17 to 2/1/25	851	949
12.5% 3/1/13 to 7/1/15	19	22
TOTAL FANNIE MAE		2,077,036
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	1,821	1,978
Government National Mortgage Association - 4.2%
5.5% 5/1/33 (d)	20,000	20,663
6% 10/15/08 to 10/15/30	24,611	25,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
6% 5/1/33 (d)	$ 9,005	$ 9,422
6.5% 3/15/26 to 8/15/32	11,785	12,405
6.5% 5/1/33 (d)	2,691	2,829
7% 8/15/23 to 12/15/32	130,549	138,499
7% 5/1/33 (d)	2,021	2,143
7.5% 10/15/05 to 8/15/28	6,397	6,854
8% 9/15/24 to 5/15/32	1,599	1,733
8.5% 1/15/31	105	113
9% 4/15/23	11	12
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		220,513
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,267,057)		2,299,527
Asset-Backed Securities - 4.0%

American Express Credit Account Master Trust 6.1% 12/15/06	4,600	4,818
Asset Backed Securities Corp. Home Equity Loan Trust 1.68% 4/15/33 (e)	12,805	12,799
Capital One Master Trust 5.45% 3/16/09	11,000	11,825
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (e)	13,465	13,465
1.69% 1/15/09 (e)	25,900	25,900
1.96% 7/15/08 (e)	8,570	8,506
3.5% 2/17/09	7,080	7,075
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	1,694	1,743
CS First Boston Mortgage Securities Corp.:
1.69% 8/25/33 (e)	2,422	2,426
2.19% 8/25/33 (e)	2,915	2,933
Ford Credit Auto Owner Trust:
5.54% 12/15/05	4,400	4,568
5.71% 9/15/05	2,495	2,606
Home Equity Asset Trust NIMS Trust 8% 5/27/33 (c)	3,593	3,534
Honda Auto Receivables Owner Trust 5.09% 10/18/06	4,900	5,072
Household Home Equity Loan Trust 1.62% 4/20/32 (e)	13,104	13,112
JCPenney Master Credit Card Trust 5.5% 6/15/07	18,000	18,407
MBNA Credit Card Master Note Trust 1.67% 1/15/09 (e)	33,400	33,454
Morgan Stanley Dean Witter Capital I Trust:
2.305% 1/25/32 (e)	5,135	5,186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
9.5% 6/25/32 (c)	$ 3,028	$ 3,022
9.5% 9/25/32 (c)	6,141	6,141
New Century Home Equity Loan Trust 1.755% 1/25/33 (e)	12,336	12,346
Sears Credit Account Master Trust II:
6.75% 9/16/09	7,720	8,521
7.5% 11/15/07	3,950	4,061
TOTAL ASSET-BACKED SECURITIES (Cost $208,392)		211,520
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Fannie Mae Series 2003-29 Class ZA, 5% 4/25/18	3,224	3,236
Fannie Mae guaranteed:
REMIC planned amortization class Series 2003-1 Class ZB, 5% 2/25/18	1,543	1,536
sequential pay Series 2001-46 Class A, 6.5% 2/25/29	731	740
Freddie Mac Manufactured Housing participation certificates guaranteed sequential pay Series 2333 Class UE, 6.5% 4/15/28	628	637
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,812
Series 2567:
Class ZE, 5% 2/15/18	1,262	1,267
Class ZK, 5% 2/15/18	1,789	1,797
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,941)		20,025
Commercial Mortgage Securities - 2.0%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.58% 4/15/15 (d)(e)	14,000	14,000
COMM floater:
Series 2001-FL5A Class A2, 1.86% 11/15/13 (c)(e)	6,470	6,475
Series 2002-FL7 Class A2, 1.63% 11/15/14 (c)(e)	7,270	7,267
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	5,136	5,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	$ 3,700	$ 4,417
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,016
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,914
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	3,400	3,826
Class C1, 7.52% 5/15/06 (c)	3,500	3,952
Ginnie Mae guaranteed pass thru securities sequential pay Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,770
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,603
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,372
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (e)	1,220	1,175
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	11,400	10,253
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	9,000	9,998
Trizechahn Office Properties Trust 7.253% 3/15/13 (c)	4,340	4,577
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $99,987)		105,113
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic:
5.5% 1/15/13	6,375	6,526
7.125% 1/11/12	5,695	6,491
Polish Government 6.25% 7/3/12	6,170	6,880
United Mexican States:
4.625% 10/8/08	9,345	9,410
6.375% 1/16/13	7,060	7,395
7.5% 1/14/12	9,800	11,099
8.5% 2/1/06	4,025	4,633
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,066)		52,434
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	$ 4,425	$ 4,716
Preferred Securities - 0.1%
	Shares
FINANCIALS - 0.1%
Banks - 0.1%
Royal Bank of Scotland Group PLC:
7.816%	1,020	1,140
8.817%	4,095	4,573
TOTAL PREFERRED SECURITIES (Cost $5,429)		5,713
Fixed-Income Funds - 10.6%

Fidelity Ultra-Short Central Fund (f) (Cost $566,000)	5,681,512	564,174
Cash Equivalents - 26.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $1,401,535)	$ 1,401,588	1,401,535
TOTAL INVESTMENT PORTFOLIO - 129.0% (Cost $6,671,026)		6,845,648
NET OTHER ASSETS - (29.0)%		(1,539,790)
NET ASSETS - 100%		$ 5,305,858
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional multiplied by 1.37%	June 2007	$ 4,475	$ 15
TOTAL CREDIT DEFAULT SWAP			15
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	$ 9,000	$ 95
TOTAL INTEREST RATE SWAP			95
		$ 13,475	$ 110
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,166,000 or 3.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $13,657,856,000 and $12,544,809,000, respectively, of which long-term U.S. government and government agency obligations aggregated $12,154,334,000 and $11,525,012,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,289,000. The weighted average interest rate was 1.39%. Interest earned from the interfund lending program amounted to $5,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,882,000. The weighted average interest rate was 2.25%. Interest expense includes $368 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $19,547,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,401,535) (cost $6,671,026) - See accompanying schedule		$ 6,845,648
Cash		11
Receivable for investments sold		109,528
Receivable for fund shares sold		7,869
Interest and Dividends receivable		46,151
Unrealized gain on swap agreements		110
Other receivables		2
Total assets		7,009,319

Liabilities
Payable for investments purchased Regular delivery	$ 122,236
Delayed delivery	1,564,342
Payable for fund shares redeemed	13,542
Distributions payable	404
Accrued management fee	1,878
Distribution fees payable	12
Other payables and accrued expenses	1,047
Total liabilities		1,703,461

Net Assets		$ 5,305,858
Net Assets consist of:
Paid in capital		$ 5,046,934
Undistributed net investment income		6,963
Accumulated undistributed net realized gain (loss) on investments		77,229
Net unrealized appreciation (depreciation) on investments		174,732
Net Assets		$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,085 ÷ 1,049.9 shares)	$ 7.70

Maximum offering price per share (100/95.25 of $7.70)	$ 8.08
Class T: Net Asset Value and redemption price per share ($10,403 ÷ 1,350.9 shares)	$ 7.70

Maximum offering price per share (100/96.50 of $7.70)	$ 7.98
Class B: Net Asset Value and offering price per share ($7,721 ÷ 1,002.2 shares) A	$ 7.70

Class C: Net Asset Value and offering price per share ($5,543 ÷ 719.7 shares) A	$ 7.70

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,273,831 ÷ 684,984.4 shares)	$ 7.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($275 ÷ 35.7 shares)	$ 7.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Interest		$ 207,453
Dividends		441
Security lending		141
Total income		208,035

Expenses
Management fee	$ 19,871
Transfer agent fees	9,100
Distribution fees	47
Accounting and security lending fees	667
Non-interested trustees' compensation	17
Appreciation in deferred trustees' compensation account	1
Custodian fees and expenses	204
Registration fees	326
Audit	80
Legal	23
Miscellaneous	16
Total expenses before reductions	30,352
Expense reductions	(146)	30,206
Net investment income (loss)		177,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,738
Swap agreements	68
Total net realized gain (loss)		151,806
Change in net unrealized appreciation (depreciation) on: Investment securities	143,205
Swap agreements	110
Total change in net unrealized appreciation (depreciation)		143,315
Net gain (loss)		295,121
Net increase (decrease) in net assets resulting from operations		$ 472,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,829	$ 183,635
Net realized gain (loss)	151,806	33,818
Change in net unrealized appreciation (depreciation)	143,315	28,774
Net increase (decrease) in net assets resulting from operations	472,950	246,227
Distributions to shareholders from net investment income	(172,052)	(181,824)
Distributions to shareholders from net realized gain	(73,736)	(4,943)
Total distributions	(245,788)	(186,767)
Share transactions - net increase (decrease)	1,022,853	1,020,531
Total increase (decrease) in net assets	1,250,015	1,079,991

Net Assets
Beginning of period	4,055,843	2,975,852
End of period (including undistributed net investment income of $6,963 and undistributed net investment income of $1,377, respectively)	$ 5,305,858	$ 4,055,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.186
Net realized and unrealized gain (loss)	.326
Total from investment operations	.512
Distributions from net investment income	(.172)
Distributions from net realized gain	(.120)
Total distributions	(.292)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A
Expenses net of voluntary waivers, if any	.79% A
Expenses net of all reductions	.79% A
Net investment income (loss)	3.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,085
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.180
Net realized and unrealized gain (loss)	.324
Total from investment operations	.504
Distributions from net investment income	(.164)
Distributions from net realized gain	(.120)
Total distributions	(.284)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,403
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.147
Net realized and unrealized gain (loss)	.322
Total from investment operations	.469
Distributions from net investment income	(.129)
Distributions from net realized gain	(.120)
Total distributions	(.249)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.60% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.60% A
Net investment income (loss)	2.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,721
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended April 30,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.145
Net realized and unrealized gain (loss)	.322
Total from investment operations	.467
Distributions from net investment income	(.127)
Distributions from net realized gain	(.120)
Total distributions	(.247)
Net asset value, end of period	$ 7.70
Total Return B, C, D	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64% A
Expenses net of voluntary waivers, if any	1.64% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,543
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Income from Investment Operations
Net investment income (loss) B	.290	.379 D	.445	.433	.423
Net realized and unrealized gain (loss)	.483	.158 D	.324	(.388)	(.022)
Total from investment operations	.773	.537	.769	.045	.401
Distributions from net investment income	(.283)	(.377)	(.449)	(.435)	(.410)
Distributions from net realized gain	(.120)	(.010)	-	-	(.041)
Total distributions	(.403)	(.387)	(.449)	(.435)	(.451)
Net asset value, end of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Total Return A	10.82%	7.61%	11.51%	.71%	5.58%
Ratios to Average Net Assets C
Expenses before expense reductions	.66%	.66%	.65%	.70%	.71%
Expenses net of voluntary waivers, if any	.66%	.66%	.65%	.70%	.71%
Expenses net of all reductions	.66%	.66%	.64%	.69%	.70%
Net investment income (loss)	3.86%	5.18% D	6.31%	6.21%	5.77%
Supplemental Data
Net assets, end of period (in millions)	$ 5,274	$ 4,056	$ 2,976	$ 2,130	$ 2,303
Portfolio turnover rate	276%	230%	226%	115%	167%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended April 30,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.202
Net realized and unrealized gain (loss)	.321
Total from investment operations	.523
Distributions from net investment income	(.183)
Distributions from net realized gain	(.120)
Total distributions	(.303)
Net asset value, end of period	$ 7.70
Total Return B, C	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A
Expenses net of voluntary waivers, if any	.56% A
Expenses net of all reductions	.56% A
Net investment income (loss)	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275
Portfolio turnover rate	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Fidelity® Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 27, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 179,246,575	|
Unrealized depreciation	(6,821,627)
Net unrealized appreciation (depreciation)	172,424,948
Undistributed ordinary income	82,448,214
Undistributed long-term capital gain	7,017,056

Cost for federal income tax purposes	$ 6,673,222,771

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 227,354,041	$ 186,767,229
Long-term Capital Gains	18,434,082	-
Total	$ 245,788,123	$ 186,767,229

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts'

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated April 30, 2003, due May 1, 2003	1.35%
Number of dealers or banks	13
Maximum amount with one dealer or bank	13.6%
Aggregate principal amount of agreements	$14,665,514,000
Aggregate maturity amount of agreements	$14,666,064,304
Aggregate market value of transferred assets	$14,970,510,301
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	5/1/03 to 12/1/42

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 3,315	$ 80
Class T	0%	.25%	7,852	230
Class B	.65%	.25%	21,558	15,808
Class C	.75%	.25%	14,035	12,109
			$ 46,760	$ 28,227

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,336
Class T	5,335
Class B*	9,128
Class C*	70
$ 24,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 3,763	.17*
Class T	8,042	.26*
Class B	5,462	.23*
Class C	2,398	.17*
Investment Grade Bond	9,080,094.20
Institutional Class	106	.10*
	$ 9,099,865

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,733,301 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

Effective August 27, 2002, FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	.95%	$ 732

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond operating expenses. During the period, this reimbursement reduced the class' expenses by $75,875.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,749. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond	$ 62,204

9. Other Information.

At the end of the period, Fidelity Freedom Fund 2010 was the owner of record of approximately 14% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2003 A	2002
From net investment income
Class A	$ 68,015	$ -
Class T	90,250	-
Class B	54,048	-
Class C	31,842	-
Investment Grade Bond	171,804,041	181,824,112
Institutional Class	3,598	-
Total	$ 172,051,794	$ 181,824,112
From net realized gain
Class A	$ 31,061	$ -
Class T	42,528	-
Class B	40,667	-
Class C	23,057	-
Investment Grade Bond	73,597,347	4,943,117
Institutional Class	1,670	-
Total	$ 73,736,330	$ 4,943,117

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2003A	2002	2003A	2002
Class A
Shares sold	1,088,441	-	$ 8,282,208	$ -
Reinvestment of distributions	11,614	-	88,002	-
Shares redeemed	(50,175)	-	(382,741)	-
Net increase (decrease)	1,049,880	-	$ 7,987,469	$ -
Class T
Shares sold	1,513,026	-	$ 11,450,101	$ -
Reinvestment of distributions	17,046	-	129,208	-
Shares redeemed	(179,154)	-	(1,363,306)	-
Net increase (decrease)	1,350,918	-	$ 10,216,003	$ -

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2003A	2002	2003A	2002
Class B
Shares sold	1,090,267	-	$ 8,263,585	$ -
Reinvestment of distributions	10,860	-	82,078	-
Shares redeemed	(98,898)	-	(748,872)	-
Net increase (decrease)	1,002,229	-	$ 7,596,791	$ -
Class C
Shares sold	850,785	-	$ 6,459,150	$ -
Reinvestment of distributions	6,349	-	47,951	-
Shares redeemed	(137,386)	-	(1,038,290)	-
Net increase (decrease)	719,748	-	$ 5,468,811	$ -
Investment Grade Bond
Shares sold	267,098,897	256,780,900	$ 2,006,170,250	$ 1,883,494,591
Reinvestment of distributions	31,579,657	24,352,479	237,126,406	178,782,645
Shares redeemed	(167,093,618)	(142,102,121)	(1,251,982,567)	(1,041,745,992)
Net increase (decrease)	131,584,936	139,031,258	$ 991,314,089	$ 1,020,531,244
Institutional Class
Shares sold	37,657	-	$ 284,768	$ -
Reinvestment of distributions	568	-	4,291	-
Shares redeemed	(2,540)	-	(19,339)	-
Net increase (decrease)	35,685	-	$ 269,720	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 273 funds advised by FMR or an affiliate. Mr. McCoy oversees 275 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Investment Grade Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Investment Grade Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (43)

Year of Election or Appointment: 1997

Vice President of Investment Grade Bond. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant has managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Investment Grade Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Investment Grade Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Investment Grade Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Investment Grade Bond. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Investment Grade Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of Investment Grade Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investment Grade Bond	06/09/2003	06/06/2003	$0.10

A total of 8.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IGB-UANN-0603
1.784722.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Short-Term Bond

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the past five year and the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	7.23%	6.26%	5.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 1-3 Year Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

Fidelity Short-Term Bond Fund returned 7.23% during the 12-month period, outpacing the 5.00% return of the LipperSM short investment grade debt funds average and the 6.38% gain of the Lehman Brothers 1-3 Year Government/Credit Bond Index. Relative to its peers and the Lehman Brothers index, the fund benefited from security selection in the corporate bond sector. In the early months of the period when the corporate market was under pressure, the fund's broad security and industry diversification helped minimize its exposure to company-specific risks, although some disappointments emerged. Holdings in bonds issued by auto companies performed poorly, although the fund maintained an underweighting in them relative to the Lehman Brothers index. More recently, the fund's overweighting in the telecommunications and media sectors aided performance. Holdings in those sectors - some of which were added in the summer and fall of 2002 - bounced back from depressed levels based in part on the perception that many companies have taken steps that will improve their balance sheets in the future. An overweighting in mortgage and asset-backed securities also helped performance. These bonds performed well in response to strong demand from investors seeking relatively high-quality, higher-yielding alternatives to U.S. Treasury securities and cash.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
U.S. Government and U.S. Government Agency Obligations 31.7%	U.S. Government and U.S. Government Agency Obligations 32.7%
AAA 20.6%	AAA 19.0%
AA 6.2%	AA 6.9%
A 17.8%	A 18.1%
BBB 14.9%	BBB 17.6%
BB and Below 1.5%	BB and Below 1.8%
Not Rated 0.7%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2003
6 months ago
Years	2.4	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	1.7	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003 *	As of October 31, 2002 **
Corporate Bonds 29.5%	Corporate Bonds 33.7%
U.S. Government and Government Agency Obligations 31.7%	U.S. Government and Government Agency Obligations 32.7%
Asset-Backed Securities 21.0%	Asset-Backed Securities 20.5%
CMOs and Other Mortgage Related Securities 9.8%	CMOs and Other Mortgage Related Securities 8.2%
Other Investments 1.4%	Other Investments 1.7%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 3.2%

* Foreign investments	5.1%	** Foreign investments	6.0%
* Futures and Swaps	7.4%	** Futures and Swaps	6.4%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.4%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 10,000	$ 10,331
6.9% 9/1/04	2,000	2,118
7.4% 1/20/05	2,800	3,022
7.75% 5/27/03	6,675	6,701
7.75% 6/15/05	3,780	4,169
		26,341
Media - 3.1%
AOL Time Warner, Inc.:
5.625% 5/1/05	9,700	10,217
6.15% 5/1/07	10,685	11,517
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	5,500	5,926
Clear Channel Communications, Inc. 7.875% 6/15/05	23,400	25,842
Continental Cablevision, Inc.:
8.3% 5/15/06	20,250	22,898
8.625% 8/15/03	4,250	4,319
Cox Communications, Inc.:
6.875% 6/15/05	9,757	10,664
7.5% 8/15/04	7,200	7,679
7.75% 8/15/06	3,445	3,921
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	7,020	7,131
News America, Inc. 6.625% 1/9/08	25,645	28,294
TCI Communications, Inc.:
6.375% 5/1/03	3,000	3,000
8% 8/1/05	14,250	15,533
8.65% 9/15/04	700	755
Time Warner, Inc.:
7.75% 6/15/05	12,355	13,372
7.975% 8/15/04	2,997	3,192
		174,260
Textiles, Apparel & Luxury Goods - 0.0%
Jones Apparel Group, Inc. 7.5% 6/15/04	3,200	3,375
TOTAL CONSUMER DISCRETIONARY		203,976
CONSUMER STAPLES - 1.7%
Food & Drug Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	11,150	12,052
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
ConAgra Foods, Inc. 6% 9/15/06	$ 4,400	$ 4,812
Kraft Foods, Inc.:
1.9113% 10/27/03 (d)	9,200	9,199
5.25% 6/1/07	12,600	13,263
		27,274
Tobacco - 1.0%
Philip Morris Companies, Inc.:
6.375% 2/1/06	6,000	6,043
6.8% 12/1/03	4,680	4,704
7% 7/15/05	6,000	6,133
7.5% 4/1/04	11,100	11,322
8.25% 10/15/03	10,450	10,607
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	8,740	8,247
7.375% 5/15/03	10,945	10,918
		57,974
TOTAL CONSUMER STAPLES		97,300
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	8,750	9,502
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	10,635	11,063
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,421
Pemex Project Funding Master Trust:
2.7788% 1/7/05 (a)(d)	9,850	9,974
6.125% 8/15/08 (a)	9,350	9,888
		39,346
TOTAL ENERGY		48,848
FINANCIALS - 16.0%
Banks - 2.9%
Abbey National First Capital BV yankee 8.2% 10/15/04	12,400	13,471
Abbey National PLC 6.69% 10/17/05	900	996
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	4,062
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
3.875% 1/15/08	$ 1,240	$ 1,277
7.125% 9/15/06	8,850	10,078
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	14,750	14,607
4.25% 9/4/12 (d)	7,460	7,644
Bank One Corp. 6.5% 2/1/06	4,305	4,788
BankBoston Corp. 6.625% 2/1/04	3,065	3,181
Capital One Bank:
6.5% 7/30/04	5,315	5,489
6.62% 8/4/03	3,350	3,361
6.65% 3/15/04	4,000	4,122
Citicorp 6.75% 8/15/05	3,665	4,044
Crestar Finanical Corp. 8.75% 11/15/04	3,000	3,326
Den Danske Bank Group AS 6.55% 9/15/03 (a)	6,500	6,623
First National Boston Corp. 8% 9/15/04	3,157	3,415
Fleet Financial Group, Inc.:
7.125% 4/15/06	7,125	7,955
8.125% 7/1/04	5,000	5,358
FleetBoston Financial Corp. 7.25% 9/15/05	5,900	6,576
KeyCorp. 4.625% 5/16/05	6,110	6,414
Korea Development Bank 7.375% 9/17/04	3,140	3,353
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,560
National Westminster Bancorp yankee 9.375% 11/15/03	3,800	3,961
NationsBank Corp.:
6.875% 2/15/05	1,500	1,630
7.625% 4/15/05	7,500	8,298
PNC Bank NA, Pittsburgh 7.875% 4/15/05	900	990
PNC Funding Corp. 5.75% 8/1/06	17,975	19,570
Washington Mutual, Inc. 7.5% 8/15/06	5,950	6,825
		164,974
Diversified Financials - 9.8%
American General Finance Corp. 4.5% 11/15/07	17,200	17,970
Amvescap PLC yankee:
5.9% 1/15/07	1,120	1,205
6.375% 5/15/03	10,350	10,363
6.6% 5/15/05	6,200	6,692
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
CIT Group, Inc.:
7.125% 10/15/04	$ 720	$ 762
7.375% 4/2/07	6,910	7,740
7.5% 11/14/03	6,200	6,377
Citigroup, Inc.:
3.5% 2/1/08	23,490	23,724
5.75% 5/10/06	15,765	17,256
6.75% 12/1/05	30,400	33,830
Countrywide Home Loans, Inc.:
3.5% 12/19/05	22,608	23,152
5.5% 8/1/06	735	791
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	4,220	4,611
Deutsche Telekom International Finance BV 8.25% 6/15/05	18,970	21,074
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (a)	842	848
Ford Motor Credit Co.:
6.5% 1/25/07	20,380	20,832
6.875% 2/1/06	4,000	4,138
7.5% 3/15/05	7,800	8,159
7.6% 8/1/05	16,200	16,983
General Motors Acceptance Corp.:
6.125% 8/28/07	9,000	9,346
6.75% 1/15/06	30,205	31,851
7.5% 7/15/05	7,255	7,764
Goldman Sachs Group LP 7.2% 11/1/06 (a)	1,500	1,705
Goldman Sachs Group, Inc. 4.125% 1/15/08	23,420	24,171
Household Finance Corp.:
5.75% 1/30/07	8,550	9,291
6.5% 1/24/06	15,740	17,512
8% 5/9/05	4,598	5,144
J.P. Morgan Chase & Co. 5.625% 8/15/06	11,150	12,197
John Deere Capital Corp. 1.8588% 9/17/04 (d)	7,850	7,893
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	5,076
6.25% 5/15/06	17,945	19,891
6.625% 4/1/04	1,880	1,968
6.625% 2/5/06	1,000	1,110
7.75% 1/15/05	5,000	5,466
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	$ 6,910	$ 6,965
4% 11/15/07	6,060	6,213
6.13% 5/16/06	2,555	2,817
6.15% 1/26/06	8,900	9,664
Morgan Stanley:
3.625% 4/1/08	425	428
5.8% 4/1/07	1,500	1,635
6.1% 4/15/06	22,025	24,163
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	810	860
NiSource Finance Corp.:
7.5% 11/15/03	13,250	13,663
7.625% 11/15/05	8,755	9,837
Popular North America, Inc.:
4.25% 4/1/08	12,550	12,848
6.125% 10/15/06	7,835	8,623
Powergen US Funding LLC 4.5% 10/15/04	14,140	14,522
Prime Property Funding II 6.25% 5/15/07	6,000	6,469
Verizon Global Funding Corp.:
6.125% 6/15/07	7,600	8,463
6.75% 12/1/05	10,230	11,388
Verizon Wireless Capital LLC:
1.6588% 12/17/03 (d)	6,550	6,545
5.375% 12/15/06	18,600	20,044
Washington Mutual Finance Corp. 8.25% 6/15/05	8,500	9,526
		561,565
Insurance - 0.9%
Allstate Corp. 7.875% 5/1/05	7,795	8,678
MetLife, Inc. 3.911% 5/15/05	14,850	15,390
New York Life Insurance Co. 6.4% 12/15/03 (a)	13,250	13,660
Travelers Property Casualty Corp.:
1.55% 2/5/04 (d)(g)	12,500	12,499
3.75% 3/15/08 (a)	2,830	2,851
		53,078
Real Estate - 2.4%
AMB Property LP 7.2% 12/15/05	5,040	5,581
Arden Realty LP 8.875% 3/1/05	9,925	11,046
AvalonBay Communities, Inc.:
5% 8/1/07	5,260	5,522
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
AvalonBay Communities, Inc.: - continued
6.5% 7/15/03	$ 1,600	$ 1,615
6.58% 2/15/04	2,435	2,526
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,538
Camden Property Trust:
5.875% 6/1/07	3,305	3,535
7% 4/15/04	8,400	8,751
CarrAmerica Realty Corp. 5.25% 11/30/07	10,115	10,503
CenterPoint Properties Trust:
6.75% 4/1/05	1,530	1,625
7.125% 3/15/04	4,700	4,865
Duke Realty LP New 6.875% 3/15/05	4,100	4,398
EOP Operating LP:
6.5% 1/15/04	7,500	7,723
6.625% 2/15/05	3,200	3,418
6.763% 6/15/07	3,650	4,052
7.375% 11/15/03	5,900	6,063
8.375% 3/15/06	5,700	6,488
ERP Operating LP 7.1% 6/23/04	14,853	15,665
Gables Realty LP 5.75% 7/15/07	7,235	7,502
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,625
ProLogis 6.7% 4/15/04	11,545	12,134
Vornado Realty Trust 5.625% 6/15/07	5,575	5,740
		134,915
TOTAL FINANCIALS		914,532
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Raytheon Co.:
4.5% 11/15/07	7,500	7,725
6.75% 8/15/07	4,100	4,561
		12,286
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	3,941	4,259
FedEx Corp. 6.625% 2/12/04	5,350	5,551
		9,810
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	$ 4,365	$ 4,559
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee:
1.79% 7/30/03 (d)	5,500	5,418
4.95% 8/1/03	5,050	5,065
6.375% 6/15/05	24,250	24,493
		34,976
Road & Rail - 0.1%
Union Pacific Corp. 6.34% 11/25/03	7,330	7,502
TOTAL INDUSTRIALS		69,133
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.3%
Motorola, Inc. 6.75% 2/1/06	13,600	14,620
Computers & Peripherals - 0.3%
Hewlett-Packard Co.:
5.5% 7/1/07	500	539
7.15% 6/15/05	15,350	16,897
		17,436
TOTAL INFORMATION TECHNOLOGY		32,056
MATERIALS - 0.5%
Paper & Forest Products - 0.5%
Boise Cascade Corp. 7.35% 10/11/04	9,760	10,129
Weyerhaeuser Co.:
5.5% 3/15/05	16,390	17,219
6% 8/1/06	2,500	2,710
		30,058
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC:
2.5538% 12/15/03 (d)	6,700	6,727
7.875% 12/15/05	10,950	12,413
Citizens Communications Co. 8.5% 5/15/06	8,390	9,720
France Telecom SA 8.7% 3/1/06	13,300	15,104
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,475	5,842
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.35% 9/15/05	$ 935	$ 1,044
Telefonos de Mexico SA de CV 8.25% 1/26/06	6,640	7,396
TELUS Corp. yankee 7.5% 6/1/07	20,710	22,988
		81,234
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. 7.35% 3/1/06	17,560	19,562
Vodafone Group PLC yankee 7.625% 2/15/05	10,000	10,996
		30,558
TOTAL TELECOMMUNICATION SERVICES		111,792
UTILITIES - 1.9%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	5,330	5,650
Detroit Edison Co. 5.05% 10/1/05	2,940	3,131
FirstEnergy Corp. 5.5% 11/15/06	9,855	10,414
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,649
Illinois Power Co. 6% 9/15/03	4,750	4,821
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,280
Monongahela Power Co. 5% 10/1/06	5,685	5,699
Niagara Mohawk Power Corp.:
7.375% 8/1/03	5,800	5,881
8% 6/1/04	9,100	9,696
Progress Energy, Inc. 6.55% 3/1/04	13,200	13,705
Southwestern Public Service Co. 5.125% 11/1/06	3,900	4,087
Texas Utilities Electric Co. 8.25% 4/1/04	1,440	1,519
Wisconsin Electric Power Co. 7.25% 8/1/04	3,000	3,177
		75,709
Gas Utilities - 0.6%
Consolidated Natural Gas Co.:
5.75% 8/1/03	3,720	3,760
7.375% 4/1/05	4,900	5,361
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,693
Texas Eastern Transmission Corp. 5.25% 7/15/07	1,835	1,932
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - continued
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	$ 9,240	$ 9,240
6.25% 2/1/06	2,960	2,827
		31,813
TOTAL UTILITIES		107,522
TOTAL NONCONVERTIBLE BONDS (Cost $1,542,037)		1,615,217
U.S. Government and Government Agency Obligations - 15.9%

U.S. Government Agency Obligations - 6.2%
Fannie Mae:
0% 6/4/03 (c)	6,000	5,993
5% 1/15/07	127,670	138,845
5.25% 4/15/07	72,500	79,595
Freddie Mac:
2.875% 9/15/05	121,000	123,830
6.875% 1/15/05	2,190	2,386
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	1,412	1,455
Private Export Funding Corp. secured 6.86% 4/30/04	337	354
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		352,458
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds:
10% 5/15/10	58,865	68,626
11.75% 2/15/10	22,200	26,189
12.5% 8/15/14	52,540	79,838
U.S. Treasury Notes:
3.5% 11/15/06	955	996
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.75% 5/15/05	$ 136,000	$ 150,238
7% 7/15/06	195,000	224,501
TOTAL U.S. TREASURY OBLIGATIONS		550,388
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $882,301)		902,846
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 9.0%
5.5% 8/1/14 to 4/1/18	81,133	84,664
5.5% 5/1/18 (b)	70,000	72,844
6% 7/1/11	4,360	4,591
6.5% 5/1/03 to 3/1/33	220,931	231,183
6.5% 5/1/33 (b)	10,003	10,456
7% 6/1/23 to 11/1/32	101,412	107,168
7.5% 6/1/12 to 11/1/31	2,628	2,820
11.5% 11/1/15	531	618
TOTAL FANNIE MAE		514,344
Freddie Mac - 0.1%
8.5% 5/1/27 to 7/1/28	1,866	2,024
12% 11/1/19	102	119
TOTAL FREDDIE MAC		2,143
Government National Mortgage Association - 0.7%
7% 11/15/27 to 8/15/32	38,793	41,200
7% 5/1/33 (b)	149	158
8% 3/15/27	133	145
11% 7/15/10	1	2
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		41,505
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $551,702)		557,992
Asset-Backed Securities - 16.9%
	Principal Amount (000s)	Value (Note 1) (000s)
ACE Securities Corp.:
1.645% 6/25/32 (d)	$ 9,358	$ 9,363
1.735% 8/25/32 (d)	9,589	9,612
8.5% 12/20/31 (a)	886	880
ACE Securities Corp. NIMS Trust 8.85% 7/25/12	3,775	3,744
American Express Credit Account Master Trust 7.2% 9/17/07	17,800	19,501
AmeriCredit Automobile Receivables Trust:
3.121% 11/6/09	4,510	4,561
3.78% 2/12/07	19,100	19,562
4.46% 4/12/09	5,275	5,495
4.61% 1/12/09	2,555	2,680
5.01% 7/14/08	20,500	21,470
5.37% 6/12/08	21,000	21,901
7.02% 12/12/05	9,414	9,608
7.15% 8/12/04	336	337
Ameriquest Mortgage Securities, Inc.:
2.015% 9/25/32 (d)	6,400	6,368
5% 9/1/05 (f)	29,865	2,007
Amortizing Residential Collateral Trust:
1.65% 6/25/32 (d)	9,805	9,807
2.12% 10/25/32 (d)	6,600	6,536
6% 8/25/04 (f)	98,485	5,286
6% 9/25/04 (f)	68,523	4,006
7% 6/25/32	1,159	1,148
AQ Finance NIMS Trust:
8.835% 2/25/32 (a)	800	794
9.37% 3/25/33	8,063	8,063
Arcadia Automobile Receivables Trust 7.2% 6/15/07	5,434	5,585
Asset Backed Securities Corp. Home Equity Loan Trust:
1.58% 11/15/31 (d)	7,098	7,098
1.68% 4/15/33 (d)	14,110	14,103
Associates Automobile Receivables Trust:
6.9% 8/15/05	10,000	10,266
7.83% 8/15/07	12,687	13,466
Bank One Issuance Trust 1.62% 5/15/08 (d)	6,600	6,600
BMW Vehicle Owner Trust 3.8% 5/25/06	8,055	8,198
Capital Auto Receivables Asset Trust:
2.62% 3/17/08	16,492	16,625
2.8% 4/15/08	13,266	13,299
Capital One Auto Finance Trust 4.79% 1/15/09	11,800	12,473
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Master Trust:
1.76% 9/15/09 (d)	$ 5,500	$ 5,484
4.55% 2/15/08	12,750	13,196
4.6% 8/17/09	7,450	7,769
Capital One Multi-Asset Execution Trust:
0% 2/17/09 (d)	14,430	14,430
1.96% 7/15/08 (d)	8,935	8,868
CDC Mortgage Capital Trust:
1.595% 1/25/33 (d)	5,400	5,393
1.645% 1/25/32 (d)	20,717	20,675
2.005% 1/25/33 (d)	5,000	4,964
10% 1/25/33 (a)	2,726	2,726
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	8,911	9,038
5.06% 2/15/08	1,364	1,403
6.48% 6/15/07	2,313	2,390
CS First Boston Mortgage Securities Corp. NIMS Trust:
8% 3/27/32	1,472	1,443
8% 5/27/32 (a)	1,228	1,197
8% 7/27/32 (a)	2,336	2,266
8% 8/27/32 (a)	7,330	7,166
8% 11/27/32 (a)	2,664	2,561
8.5% 3/25/31 (a)	126	124
DaimlerChrysler Auto Trust 6.85% 11/6/05	15,000	15,627
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	5,753	5,621
Discover Card Master Trust I:
5.6% 5/16/06	5,000	5,117
5.65% 11/15/06	4,000	4,179
6.85% 7/17/07	16,955	18,416
First Security Auto Owner Trust 6.2% 10/15/06	643	645
Fleet Credit Card Master Trust II 3.86% 3/15/07	10,875	11,223
Ford Credit Auto Owner Trust:
4.83% 2/15/05	7,600	7,698
5.71% 9/15/05	1,705	1,781
6.62% 7/15/04	5,107	5,158
7.5% 10/15/04	9,300	9,460
GSAMP Trust 1.625% 7/25/32 (d)	7,933	7,933
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	2,056	2,067
Home Equity Asset Trust 1.655% 6/25/32 (d)	11,865	11,865
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust NIMS Trust:
8% 1/27/33 (a)	$ 4,161	$ 4,077
8% 3/25/33 (a)	6,094	5,987
8% 5/27/33 (a)	3,901	3,837
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	4,560	4,631
5.36% 9/20/04	3,407	3,435
Household Automotive Trust:
2.85% 3/19/07	16,200	16,413
5.57% 11/19/07	9,500	10,037
Household Home Equity Loan Trust:
1.69% 12/22/31 (d)	6,695	6,703
1.77% 7/20/32 (d)	9,789	9,795
Household Private Label Credit Card Master Note Trust I:
1.86% 1/18/11 (d)	5,900	5,834
2.56% 9/15/09 (d)	5,660	5,666
4.95% 6/16/08	11,700	12,195
IndyMac NIMS Trust 8.67% 8/25/31 (a)(d)	623	617
Isuzu Auto Owner Trust 4.88% 11/22/04	2,676	2,708
JCPenney Master Credit Card Trust 5.5% 6/15/07	7,800	7,976
Key Auto Finance Trust 5.83% 1/15/07	3,005	3,037
Long Beach Asset Holdings Corp. NIMS Trust 2.3113% 8/25/09 (d)	14,937	14,937
Massachusetts RRB Special Purpose Trust BEC-1 6.45% 9/15/05	648	660
MBNA Credit Card Master Note Trust:
1.67% 1/15/09 (d)	20,000	20,032
1.685% 10/15/08 (d)	7,800	7,801
1.69% 10/15/09 (d)	19,400	19,308
1.71% 1/15/08 (d)	6,450	6,463
MBNA Master Credit Card Trust II:
1.7056% 9/15/10 (d)	8,000	8,003
1.71% 2/17/09 (d)	9,200	9,197
1.81% 4/15/10 (d)	3,350	3,363
6.35% 12/15/06	8,650	9,162
Merrill Lynch Mortgage Investments, Inc. 1.695% 3/25/28 (d)	19,334	19,334
Morgan Stanley Dean Witter Capital I Trust:
1.795% 2/25/33 (d)	9,287	9,323
2.305% 1/25/32 (d)	5,655	5,712
8.5% 1/25/32 (a)	1,506	1,495
9.5% 6/25/32 (a)	3,611	3,604
9.5% 8/25/32 (a)	10,066	10,004
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
9.5% 9/25/32 (a)	$ 6,768	$ 6,768
10% 1/25/32 (a)	1,080	1,080
10% 2/25/32 (a)	78	78
10% 4/25/32 (a)	1,067	1,067
10% 5/25/32 (a)	933	933
12.75% 10/25/31 (a)	148	148
Mortgage Asset Backed Securities Trust:
1.745% 10/25/32 (d)	4,433	4,441
2.155% 10/25/32 (d)	9,800	9,780
6% 4/25/05 (f)	15,731	1,423
Navistar Financial Owner Trust 7.34% 1/15/07	2,787	2,846
Onyx Acceptance Owner Trust:
3.29% 9/15/06	7,030	7,167
3.63% 12/15/05	13,544	13,702
3.75% 4/15/06	5,700	5,795
4.07% 4/15/09	5,740	5,996
6.85% 8/15/07	10,300	10,661
7.26% 5/15/07	8,281	8,636
Option One Mortgage Securities Corp. NIMS Trust:
8.35% 7/25/32 (a)	2,652	2,619
8.83% 6/26/32 (a)	1,904	1,904
PP&L Transition Bonds LLC 6.83% 3/25/07	12,600	13,407
Providian Gateway Master Trust 2.01% 6/15/09 (a)(d)	8,200	8,200
Residential Asset Mortgage Products, Inc. 3.6% 4/25/33	11,700	11,632
Sears Credit Account Master Trust II:
1.6% 6/16/08 (d)	7,000	6,981
1.735% 8/18/09 (d)	6,420	6,307
2.56% 11/17/09 (d)	13,000	13,023
6.2% 7/16/07	1,350	1,358
7% 7/15/08	9,813	10,138
7.25% 11/15/07	14,502	14,733
7.5% 11/15/07	8,300	8,533
Toyota Auto Receivables 2000-B Owner Trust 6.76% 8/15/04	2,044	2,055
Triad Auto Receivables Owner Trust:
2.62% 2/12/07	15,030	15,112
3.24% 8/12/09	8,795	8,952
Wells Fargo Auto Trust 4.68% 2/15/05	2,956	2,988
WFS Financial Owner Trust 6.83% 7/20/05	1,528	1,543
TOTAL ASSET-BACKED SECURITIES (Cost $951,182)		959,677
Collateralized Mortgage Obligations - 4.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.1%
GE Capital Mortgage Services, Inc. planned amortization class Series 1998-14 Class A2, 6.35% 10/25/28	$ 3,805	$ 3,857
Residential Funding Mortgage Securities I, Inc. floater Series 2002-S15 Class A3, 1.905% 9/25/32 (d)	3,266	3,274
TOTAL PRIVATE SPONSOR		7,131
U.S. Government Agency - 4.7%
Fannie Mae:
REMIC planned amortization class:
Series 1993-121 Class PK, 6.5% 10/25/21	1,992	1,999
Series 1993-206 Class KA, 6.5% 12/25/22	6,731	6,945
Series 1994-51 Class PH, 6.5% 1/25/23	4,561	4,690
Series 1994-63 Class PH, 7% 6/25/23	13,000	13,468
Series 2003-29 Class ZA, 5% 4/25/18	3,495	3,507
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-53:
Class OH, 6.5% 6/25/30	3,270	3,406
Class PE, 6.5% 10/25/24	4,323	4,337
Series 2001-71 Class QD, 6% 4/25/15	14,604	15,523
Series 2001-80 Class PH, 6% 12/25/27	14,200	14,568
Series 2002-55 Class PA, 5.5% 3/25/18	4,922	5,101
Series 2003-1 Class ZB, 5% 2/25/18	1,671	1,664
Fannie Mae guaranteed pass thru trust:
sequential pay Series 2002-28 Class VB, 6.5% 3/25/20	6,015	6,278
Series 2002-38 Class QB, 5.75% 7/25/13	41,465	42,406
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2183 Class TG, 7% 7/15/28	6,100	6,236
REMIC planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	4,231	4,457
Series 1714 Class H, 6.75% 5/15/23	10,750	11,136
Series 1919 Class A, 6.5% 11/15/21	2,519	2,540
Series 1948 Class PK, 7.15% 11/15/25	307	308
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
REMIC planned amortization class: - continued
Series 2134 Class PC, 5.725% 4/15/11	$ 5,225	$ 5,290
Series 2143 Class CH, 6% 2/15/19	2,187	2,191
Series 2322 Class HC, 6.5% 3/15/30	2,375	2,469
Series 2357 Class QX, 5.75% 11/15/24	14,200	14,327
Series 2358 Class LG, 6% 4/15/28	1,430	1,473
sequential pay:
Series 2070 Class A, 6% 8/15/24	2,194	2,205
Series 2134 Class H, 6.5% 12/15/24	1,471	1,474
Series 2230 Class VB, 8% 2/15/16	7,000	7,186
Series 2284 Class C, 6.5% 2/15/29	4,578	4,688
Series 2447 Class LG, 5.5% 12/15/13	6,513	6,651
Series 2458 Class VK, 6.5% 3/15/13	14,127	14,881
Series 2464 Class AE, 6.5% 8/15/28	7,030	7,147
Series 2489 Class MA, 5% 12/15/12	6,965	7,053
Series 2567:
Class ZE, 5% 2/15/18	1,368	1,373
Class ZK, 5% 2/15/18	1,942	1,951
Freddie Mac participation certificates:
REMIC planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	3,900	4,036
Series 2115 Class PC, 6% 5/15/11	3,963	4,015
Series 2162 Class TF, 6% 11/15/24	15,720	16,278
sequential pay Series 2166 Class AC, 6.5% 3/15/26	767	768
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	14,074	14,648
TOTAL U.S. GOVERNMENT AGENCY		268,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $276,065)		275,804
Commercial Mortgage Securities - 8.3%
	Principal Amount (000s)	Value (Note 1) (000s)
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0239% 2/3/11 (a)(d)(f)	$ 87,296	$ 4,988
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	8,943	9,855
Series 1997-D5 Class PS1, 1.7106% 2/14/43 (d)(f)	67,092	4,759
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0367% 7/11/43 (a)(d)(f)	48,377	4,520
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.62% 9/8/14 (a)(d)	12,700	12,700
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP8 Class X2, 2.337% 8/15/38 (a)(d)(f)	55,141	6,267
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.7538% 12/12/13 (a)(d)	4,838	4,832
sequential pay:
Series 1998-1 Class A2, 6.56% 5/18/08	29,500	33,402
Series 1999-2 Class A1, 7.032% 1/15/32	4,403	4,904
Series 2000-3 Class A1, 7.093% 10/15/32	7,004	7,814
COMM floater:
Series 2000-FL3A Class C, 2.04% 11/15/12 (a)(d)	11,600	11,569
Series 2001-FL5A:
Class A2, 1.86% 11/15/13 (a)(d)	17,730	17,744
Class D, 2.53% 11/15/13 (a)(d)	9,250	9,249
Series 2002-FL6 Class G, 3.21% 6/14/14 (a)(d)	4,441	4,383
Series 2002-FL7:
Class H, 3.56% 11/15/14 (a)(d)	6,613	6,514
Class MPP, 3.71% 11/15/14 (a)(d)	5,300	5,300
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,953	5,302
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.23% 9/15/11 (a)(d)	4,300	4,268
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	5,565	5,917
Series 2000-C1 Class A1, 7.325% 4/14/62	4,991	5,579
Series 2000-FL1A Class A2, 1.68% 12/15/09 (a)(d)	10,300	10,302
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	7,102
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	135,917	5,508
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	5,665	6,370
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 2.36% 5/15/03 (a)(d)	$ 3,255	$ 3,255
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	2,860	2,917
Series 1997-C2 Class A3, 6.65% 11/18/29	15,770	17,721
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	799	775
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	1,326	1,287
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.54% 5/15/33 (a)(d)(f)	84,058	3,550
General Motors Pension Trust floater Series 1999-C1A Class A, 1.71% 8/15/09 (a)(d)	20,225	20,201
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.91% 11/15/11 (a)(d)	23,125	23,110
Class A3 2.01% 2/15/14 (a)(d)	6,128	6,138
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1998-C2 Class A1, 6.15% 5/15/35	7,059	7,533
Series 2001-WTCA:
Class A1, 1.53% 9/9/15 (a)(d)	3,059	3,005
Class A2, 1.68% 9/9/15 (d)	12,600	12,348
Class C, 2.4788% 9/9/15 (a)(d)	4,250	3,922
Class X1, 0.8% 9/1/15 (a)(f)	127,703	319
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.22% 12/15/10 (d)	7,635	7,549
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	3,739	4,155
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,864	3,179
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C3 Class X2, 1.3645% 7/12/35 (a)(d)(f)	42,900	2,484
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	5,213	5,536
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2515% 2/20/30 (a)(d)	4,710	4,707
LB-UBS Commercial Mortgage Trust:
Series 2002-C4 Class XCP, 1.4758% 10/15/35 (a)(d)(f)	80,128	6,114
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(f)	84,649	4,505
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA:
Class A, 1.5438% 8/16/13 (a)(d)	$ 11,132	$ 11,132
Class E, 1.9338% 8/16/13 (a)(d)	3,000	3,000
Series 2002-LLFA Class A, 1.5938% 6/14/17 (a)(d)	9,175	9,172
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	4,932	5,479
Series 1997-RR:
Class B, 7.2901% 4/30/39 (a)(d)	7,912	8,380
Class C, 7.4201% 4/30/39 (a)(d)	7,335	7,918
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(d)	5,571	6,022
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 2.68% 8/5/14 (d)	12,350	12,350
Series 2003-HQ2 Class X2, 1.58% 3/12/35 (a)(d)(f)	78,410	5,881
Series 2003-TOP9 Class X2, 1.6794% 11/13/36 (a)(d)(f)	51,315	4,152
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	6,735	7,549
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	5,570	6,169
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.11% 2/15/13 (a)(d)	6,000	5,914
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	27,120	28,848
Trizechahn Office Properties Trust 7.253% 3/15/13 (a)	8,210	8,658
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $468,952)		474,082
Foreign Government and Government Agency Obligations - 1.2%

Chilean Republic 5.625% 7/23/07	4,225	4,513
Manitoba Province yankee 6.125% 1/19/04	5,582	5,766
New Brunswick Province 6.5% 6/20/05	4,000	4,394
Ontario Province 7% 8/4/05	27,860	30,970
Quebec Province yankee 8.625% 1/19/05	5,600	6,234
United Mexican States:
4.625% 10/8/08	10,130	10,201
8.5% 2/1/06	5,240	6,031
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,498)		68,109
Preferred Securities - 0.2%
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Royal Bank of Scotland Group PLC 7.816% (Cost $9,650)	9,650	$ 10,788
Fixed-Income Funds - 10.4%

Fidelity Ultra-Short Central Fund (e) (Cost $595,350)	5,990,489	594,856
Cash Equivalents - 5.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03)	$ 283,524	283,513
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03)	3,319	3,319
TOTAL CASH EQUIVALENTS (Cost $286,832)		286,832
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,628,569)		5,746,203
NET OTHER ASSETS - (0.9)%		(50,924)
NET ASSETS - 100%		$ 5,695,279
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Eurodollar Contracts
404 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 400,247	$ 1,222
404 Eurodollar 90 Day Index Contracts	March 2005	400,056	1,081
404 Eurodollar 90 Day Index Contracts	June 2005	399,873	946
404 Eurodollar 90 Day Index Contracts	Sept. 2005	399,710	826
404 Eurodollar 90 Day Index Contracts	Dec. 2005	399,536	732
404 Eurodollar 90 Day Index Contracts	March 2006	399,407	634
404 Eurodollar 90 Day Index Contracts	June 2006	399,469	359
404 Eurodollar 90 Day Index Contracts	Sept. 2006	399,851	(209)
TOTAL EURODOLLAR CONTRACTS	3,198,149	5,591
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07 and pay quarterly notional multiplied by 1.37%	June 2007	$ 5,575	$ 19
TOTAL CREDIT DEFAULT SWAP		5,575	19
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.989% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	Feb. 2007	53,000	654
Receive quarterly a fixed rate equal to 3.0788% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	47,000	1,017
TOTAL INTEREST RATE SWAP		100,000	1,671
		$ 105,575	$ 1,690
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $430,035,000 or 7.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,223,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Travelers Property Casualty Corp. 1.55% 2/5/04	1/31/03	$ 12,481
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,832,971,000 and $3,613,262,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,375,306,000 and $2,354,400,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,499,000 or 0.2% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $9,775,000. The weighted average interest rate was 1.90%. Interest earned from the interfund lending program amounted to $7,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $133,700,000 of which $99,539,000, $10,379,000, $10,467,000, $8,450,000, and $4,865,000 will expire on April 30, 2004, 2005, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2004, 2005 and 2006, $13,689,000, $4,138,000 and $2,204,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $286,832) (cost $ 5,628,569) - See accompanying schedule		$ 5,746,203
Cash		110
Receivable for investments sold		7,014
Receivable for fund shares sold		12,321
Interest and dividends receivable		53,137
Receivable for daily variation on futures contracts		1,192
Unrealized gain on swap agreements		1,690
Other receivables		6
Total assets		5,821,673

Liabilities
Payable for investments purchased Regular delivery	$ 24,584
Delayed delivery	88,769
Payable for fund shares redeemed	8,383
Distributions payable	1,735
Accrued management fee	2,027
Other payables and accrued expenses	896
Total liabilities		126,394

Net Assets		$ 5,695,279
Net Assets consist of:
Paid in capital		$ 5,714,642
Distributions in excess of net investment income		(4,314)
Accumulated undistributed net realized gain (loss) on investments		(139,964)
Net unrealized appreciation (depreciation) on investments		124,915
Net Assets, for 629,843 shares outstanding		$ 5,695,279
Net Asset Value, offering price and redemption price per share ($5,695,279 ÷ 629,843 shares)		$ 9.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends		$ 754
Interest		210,211
Security lending		6
Total income		210,971

Expenses
Management fee	$ 20,466
Transfer agent fees	5,227
Accounting and security lending fees	629
Non-interested trustees' compensation	18
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	139
Registration fees	483
Audit	86
Legal	22
Miscellaneous	14
Total expenses before reductions	27,085
Expense reductions	(41)	27,044
Net investment income (loss)		183,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,461
Futures contracts	(927)
Swap agreements	226
Total net realized gain (loss)		46,760
Change in net unrealized appreciation (depreciation) on: Investment securities	93,285
Futures contracts	6,643
Swap agreements	1,690
Total change in net unrealized appreciation (depreciation)		101,618
Net gain (loss)		148,378
Net increase (decrease) in net assets resulting from operations		$ 332,305

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,927	$ 147,846
Net realized gain (loss)	46,760	7,922
Change in net unrealized appreciation (depreciation)	101,618	3,232
Net increase (decrease) in net assets resulting from operations	332,305	159,000
Distributions to shareholders from net investment income	(191,220)	(145,230)
Share transactions Net proceeds from sales of shares	4,400,487	3,500,831
Reinvestment of distributions	172,509	131,569
Cost of shares redeemed	(2,303,735)	(2,444,005)
Net increase (decrease) in net assets resulting from share transactions	2,269,261	1,188,395
Total increase (decrease) in net assets	2,410,346	1,202,165

Net Assets
Beginning of period	3,284,933	2,082,768
End of period (including distributions in excess of net investment income of $4,314 and undistributed net investment income of $1,834, respectively)	$ 5,695,279	$ 3,284,933
Other Information Shares
Sold	495,166	397,390
Issued in reinvestment of distributions	19,331	14,942
Redeemed	(258,777)	(277,717)
Net increase (decrease)	255,720	134,615

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 8.70	$ 8.45	$ 8.68	$ 8.70
Income from Investment Operations
Net investment income (loss) B	.346	.427 D	.533	.507	.507
Net realized and unrealized gain (loss)	.277	.076 D	.246	(.238)	(.030)
Total from investment operations	.623	.503	.779	.269	.477
Distributions from net investment income	(.363)	(.423)	(.529)	(.499)	(.497)
Net asset value, end of period	$ 9.04	$ 8.78	$ 8.70	$ 8.45	$ 8.68
Total Return A	7.23%	5.88%	9.49%	3.21%	5.62%
Ratios to Average Net Assets C
Expenses before expense reductions	.57%	.58%	.59%	.63%	.68%
Expenses net of voluntary waivers, if any	.57%	.58%	.59%	.63%	.66%
Expenses net of all reductions	.57%	.58%	.58%	.62%	.65%
Net investment income (loss)	3.88%	4.86% D	6.23%	5.96%	5.83%
Supplemental Data
Net assets, end of period (in millions)	$ 5,695	$ 3,285	$ 2,083	$ 1,344	$ 973
Portfolio turnover rate	80%	145%	84%	126%	133%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 133,836	|
Unrealized depreciation	(8,831)
Net unrealized appreciation (depreciation)	125,005
Undistributed ordinary income	6,335
Capital loss carryforward	(133,700)
Cost for federal income tax purposes	$ 5,621,198

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 191,220	$ 145,230

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,386 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $40 and $1, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Short-Term Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Short-Term Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Short-Term Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew J. Dudley (38)

Year of Election or Appointment: 1998

Vice President of Short-Term Bond. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Short-Term Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Short-Term Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Short-Term Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Short-Term Bond. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Short-Term Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Short-Term Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Short-Term Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Short-Term Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of Short-Term Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 10.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-UANN-0603
1.784728.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Government Income

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® Government Income Fund	10.75%	7.38%	6.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Government Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Spartan® Government Income Fund

Shareholders of investment-grade debt reaped the benefits of a favorable investment environment for bonds during the 12-month period ending April 30, 2003. Low interest rates, low inflation, turbulent equity markets and weak economic data were some of the factors that boosted high-quality debt. On a one-year basis, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable bond performance - returned 10.47%. For much of the period, investors sought safety in the highest-quality bonds, driving Treasury prices up and yields down to 40-year lows. This helped the Lehman Brothers Treasury and Government Bond indexes gain 11.64% and 11.28%, respectively. The spread sectors - including corporate, mortgage and government agency securities - also did well. After struggling for most of 2002, corporate bonds rallied as investors grew more confident in the integrity of corporate America's balance sheets. In response, the Lehman Brothers Credit Bond Index climbed 14.00%. The Lehman Brothers U.S. Agency Index also had a double-digit return, up 10.68%. Meanwhile, the Lehman Brothers Mortgage-Backed Securities Index returned 7.10%.

Spartan Government Income Fund returned 10.75% during the 12-month period that ended April 30, 2003, compared with the 9.03% return of the LipperSM general U.S. government funds average and the 11.28% gain of the Lehman Brothers Government Bond Index. Like the overall bond market, the fund was boosted by strong demand for high-quality fixed-income investments during a period characterized by concerns about the war with Iraq and the global economy. Relative to its peers, the fund's performance was aided by its allocation across various sectors, including mortgage and agency securities. With cash and cash equivalents yielding around 1.00% and a 10-year Treasury security yielding about 4.00%, investors increasingly gravitated toward higher-yielding, high-quality alternatives, including mortgage and agency securities. While sector allocation decisions typically worked in the fund's favor, there were various points in time when they detracted from short-term performance. The fund also was helped by investments in low-coupon mortgage securities and collateralized mortgage obligations, both of which proved to exhibit some resiliency to prepayment.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2003
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	6.3	0.0
3 - 3.99%	3.4	2.7
4 - 4.99%	0.8	1.4
5 - 5.99%	12.5	14.9
6 - 6.99%	37.7	33.8
7 - 7.99%	7.4	10.6
8 - 8.99%	11.6	8.3
9 - 9.99%	1.4	1.6
10 - 10.99%	0.0	0.1
11 - 11.99%	10.1	18.6
12% and over	0.6	4.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2003
6 months ago
Years	8.2	8.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2003
6 months ago
Years	5.0	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2003		As of October 31, 2002
	Mortgage Securities 10.7%		Mortgage Securities 6.6%
	CMOs and Other Mortgage Related Securities 16.6%		CMOs and Other Mortgage Related Securities 14.5%
	U.S. Treasury Obligations 42.2%		U.S. Treasury Obligations 42.6%
	U.S. Government Agency Obligations 24.8%		U.S. Government Agency Obligations 31.7%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 4.6%
* Futures and Swaps	1.8%	** Futures and Swaps	(4.5)%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.0%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 24.8%
Fannie Mae:
4.375% 3/15/13	$ 9,100,000	$ 9,190,718
6% 5/15/08	30,800,000	34,949,622
6.25% 2/1/11	5,870,000	6,646,214
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	1,860,000	2,131,960
9.375% 7/21/03	12,630,000	12,846,857
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,779,871
Freddie Mac:
1.75% 5/15/05	29,448,000	29,488,992
1.875% 1/15/05	11,730,000	11,793,565
3.875% 2/15/05	9,197,000	9,567,096
5.5% 9/15/11	470,000	518,817
5.875% 3/21/11	16,720,000	18,536,728
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	3,290,086	3,639,723
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	40,267	41,676
Series 1993-D, 5.23% 5/15/05	767,863	788,818
Series 1994-A, 7.12% 4/15/06	4,459,178	4,789,692
Series 1995-A, 6.28% 6/15/04	2,486,471	2,563,427
Series 1996-A, 6.55% 6/15/04	1,319,069	1,355,356
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	17,791,666	19,405,370
Series 1994-B, 7.5% 1/26/06	106,268	115,149
Series 1997-A, 6.104% 7/15/03	466,666	471,692
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,304,348	1,466,204
Series 2000-016, 6.07% 12/15/14	7,100,000	7,867,688
6.77% 11/15/13	2,728,845	3,104,914
6.99% 5/21/16	5,149,200	5,841,664
Private Export Funding Corp. secured:
5.34% 3/15/06	8,660,000	9,423,388
5.66% 9/15/11 (a)	4,230,000	4,690,013
5.8% 2/1/04	1,365,000	1,410,878
6.86% 4/30/04	2,512,533	2,635,622
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
7.17% 5/15/07	$ 4,400,000	$ 5,129,054
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	10,000,000	10,290,391
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	11,100,000	12,009,578
6.6% 2/15/08	27,980,000	31,201,198
6.625% 8/15/03	4,200,000	4,256,146
6.8% 2/15/12	7,000,000	8,080,471
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,530,562
5.96% 8/1/09	6,650,000	7,354,834
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	338,334	379,292
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		292,293,240
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	26,788,320	30,095,004
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
6.125% 8/15/29	103,030,000	121,768,581
8% 11/15/21	91,664,000	128,583,785
11.25% 2/15/15	73,440,000	122,225,972
13.25% 5/15/14	5,000,000	7,739,845
U.S. Treasury Notes:
1.625% 3/31/05	35,000,000	35,103,915
5.625% 5/15/08	38,000,000	42,911,804
7% 7/15/06	8,262,000	9,511,950
TOTAL U.S. TREASURY OBLIGATIONS		467,845,852
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $772,824,772)	790,234,096
U.S. Government Agency - Mortgage Securities - 10.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 9.1%
5.5% 5/1/33 (b)	$ 31,000,000	$ 31,871,875
6% 9/1/17	19,330,611	20,263,164
6.5% 2/1/10 to 1/1/33	36,609,096	38,278,607
6.5% 5/1/33 (b)	540,540	565,034
7% 11/1/06 to 7/1/32	13,432,188	14,220,048
7.5% 7/1/07 to 7/1/28	49,659	52,961
8.5% 7/1/31	1,538,365	1,657,823
9.5% 11/1/06 to 11/15/09	400,052	440,095
11% 8/1/10	102,991	117,282
11.25% 5/1/14	28,561	33,204
11.5% 6/1/19	173,513	202,004
12.5% 3/1/16	18,333	21,646
		107,723,743
Freddie Mac - 1.3%
6% 2/1/29 to 5/1/29	5,912,791	6,163,457
6.775% 11/15/03	1,511,394	1,525,035
7.5% 6/1/07 to 7/1/16	3,457,014	3,707,380
8.5% 7/1/22 to 9/1/29	932,772	1,015,085
9% 8/1/08 to 4/1/20	192,608	212,933
9.5% 6/1/09 to 8/1/21	1,482,699	1,635,930
10% 7/1/09 to 8/1/21	276,566	310,405
12% 9/1/03 to 12/1/15	30,022	35,153
12.25% 4/1/11 to 9/1/13	30,295	34,834
12.5% 2/1/14 to 6/1/19	143,458	167,704
13% 8/1/10 to 6/1/15	49,522	58,943
		14,866,859
Government National Mortgage Association - 0.3%
6.5% 3/15/28 to 6/20/32	922,536	968,924
7.5% 8/15/06 to 6/15/07	621,489	654,780
8% 12/15/23	1,599,116	1,754,009
10.5% 4/15/14 to 1/15/18	237,038	274,362
13.5% 7/15/11	15,922	19,113
		3,671,188
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $123,925,750)		126,261,790
Collateralized Mortgage Obligations - 15.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 15.5%
Fannie Mae:
REMIC planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 714,187	$ 762,226
Series 1993-155 Class J, 7% 12/25/22	10,000,000	10,446,666
Series 1993-160 Class PK, 6.5% 11/25/22	16,800,000	17,483,619
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	10,283,446
Series 1994-27 Class PJ, 6.5% 6/25/23	3,000,000	3,177,698
Series 2003-29 Class ZA, 5% 4/25/18	733,018	735,603
Fannie Mae guaranteed REMIC planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	9,000,000	9,586,924
Series 2001-62 Class PF, 6.5% 6/25/26	9,000,000	9,269,063
Series 2002-25 Class PD, 6.5% 4/25/31	12,196,000	12,830,379
Series 2003-1 Class ZB, 5% 2/25/18	351,969	350,429
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,536,516	1,611,715
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,522,979
Series 1948 Class PG, 6.15% 11/15/25	736,726	738,219
Series 2295 Class PE, 6.5% 2/15/30	18,568,514	19,029,836
Series 2328 Class QB, 6.5% 8/15/26	6,448,644	6,494,646
sequential pay:
Series 1974 Class Z, 7% 8/15/20	6,214,254	6,283,565
Series 2303 Class VT, 6% 2/15/12	1,970,333	2,050,851
Series 2448:
Class VH, 6.5% 5/15/18	7,165,000	7,595,265
Class XB, 6.5% 10/15/29	7,710,000	8,063,245
Series 2435 Class WC, 5.5% 4/15/32	1,091,590	1,094,443
Series 2483 Class EG, 6% 8/15/32	4,004,568	4,021,564
Series 2567:
Class ZE, 5% 2/15/18	288,799	289,955
Class ZK, 5% 2/15/18	407,962	409,680
Series 2574 Class GZ, 5% 2/15/18	4,116,663	4,098,550
target amortization class Series 2156 Class TC, 6.25% 5/15/29	8,000,000	8,458,099
Freddie Mac participation certificates REMIC planned amortization class Series 2351 Class PX, 6.5% 7/15/30	12,500,000	13,135,445
Ginnie Mae guaranteed pass thru securities REMIC planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,970,389	3,091,631
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 1998-23 Class C, 6.5% 8/20/17	$ 9,180,292	$ 9,230,780
Series 2000-12 Class B, 7.5% 12/16/28	5,581,394	5,877,816
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $178,887,567)		182,024,337
Commercial Mortgage Securities - 1.1%

Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (c)	10,580,000	11,606,591
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	1,840,000	1,813,406
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,180,463)		13,419,997
Cash Equivalents - 8.3%
Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.35%, dated 4/30/03 due 5/1/03) (Cost $97,281,000)	$ 97,284,650	97,281,000
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,186,099,552)	1,209,221,220
NET OTHER ASSETS - (2.6)%	(30,286,870)
NET ASSETS - 100%	$ 1,178,934,350
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.84% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	March 2007	$ 20,500,000	$ 123,474
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,690,013 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $2,739,803,323 and $2,520,225,590, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $31,664,000. The weighted average interest rate was 2.31%. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $4,353,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003

Assets
Investment in securities, at value (including securities loaned of $9,191,000 and repurchase agreements of $97,281,000) (cost $1,186,099,552) - See accompanying schedule		$ 1,209,221,220
Cash		909
Receivable for investments sold		36,710
Receivable for fund shares sold		1,335,888
Interest receivable		13,634,985
Unrealized gain on swap agreements		123,474
Receivable from investment adviser for expense reductions		104,913
Total assets		1,224,458,099

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 32,169,617
Payable for fund shares redeemed	3,025,668
Distributions payable	279,680
Accrued management fee	589,794
Other payables and accrued expenses	84,170
Collateral on securities loaned, at value	9,374,820
Total liabilities		45,523,749

Net Assets		$ 1,178,934,350
Net Assets consist of:
Paid in capital		$ 1,133,018,341
Undistributed net investment income		169,547
Accumulated undistributed net realized gain (loss) on investments		22,501,320
Net unrealized appreciation (depreciation) on investments		23,245,142
Net Assets, for 104,626,679 shares outstanding		$ 1,178,934,350
Net Asset Value, offering price and redemption price per share ($1,178,934,350 ÷ 104,626,679 shares)		$ 11.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2003

Investment Income
Interest		$ 51,102,525
Security lending		49,957
Total income		51,152,482

Expenses
Management fee	$ 6,492,389
Non-interested trustees' compensation	4,476
Interest	2,034
Total expenses before reductions	6,498,899
Expense reductions	(1,090,961)	5,407,938
Net investment income (loss)		45,744,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	45,925,603
Swap agreements	(2,072,983)
Total net realized gain (loss)		43,852,620
Change in net unrealized appreciation (depreciation) on: Investment securities	10,087,984
Swap agreements	123,474
Delayed delivery commitments	221,863
Total change in net unrealized appreciation (depreciation)		10,433,321
Net gain (loss)		54,285,941
Net increase (decrease) in net assets resulting from operations		$ 100,030,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2003	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,744,544	$ 42,834,770
Net realized gain (loss)	43,852,620	8,477,530
Change in net unrealized appreciation (depreciation)	10,433,321	7,707,952
Net increase (decrease) in net assets resulting from operations	100,030,485	59,020,252
Distributions to shareholders from net investment income	(45,107,382)	(43,272,385)
Distributions to shareholders from net realized gain	(4,231,499)	-
Total distributions	(49,338,881)	(43,272,385)
Share transactions Net proceeds from sales of shares	923,246,297	394,383,947
Reinvestment of distributions	45,609,509	39,710,904
Cost of shares redeemed	(688,267,177)	(387,941,880)
Net increase (decrease) in net assets resulting from share transactions	280,588,629	46,152,971
Total increase (decrease) in net assets	331,280,233	61,900,838

Net Assets
Beginning of period	847,654,117	785,753,279
End of period (including undistributed net investment income of $169,547 and distributions in excess of net investment income of $413,863, respectively)	$ 1,178,934,350	$ 847,654,117
Other Information Shares
Sold	82,902,812	36,910,980
Issued in reinvestment of distributions	4,096,579	3,729,192
Redeemed	(61,931,842)	(36,487,411)
Net increase (decrease)	25,067,549	4,152,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.42	$ 9.94	$ 10.46	$ 10.45
Income from Investment Operations
Net investment income (loss) C	.469	.535 E	.639	.628	.629
Net realized and unrealized gain (loss)	.658	.237 E	.492	(.509)	(.003)
Total from investment operations	1.127	.772	1.131	.119	.626
Distributions from net investment income	(.467)	(.542)	(.651)	(.639)	(.616)
Distributions from net realized gain	(.040)	-	-	-	-
Total distributions	(.507)	(.542)	(.651)	(.639)	(.616)
Net asset value, end of period	$ 11.27	$ 10.65	$ 10.42	$ 9.94	$ 10.46
Total Return A, B	10.75%	7.53%	11.66%	1.25%	6.04%
Ratios to Average Net Assets D
Expenses before expense reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.49%	.50%	.51%
Net investment income (loss)	4.23%	5.07% E	6.23%	6.23%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,178,934	$ 847,654	$ 785,753	$ 616,650	$ 743,772
Portfolio turnover rate	238%	299%	182%	118%	218%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 24,621,206
Unrealized depreciation	(2,569,352)
Net unrealized appreciation (depreciation)	22,051,854
Undistributed ordinary income	15,062,764
Undistributed long-term capital gain	1,040,733
Cost for federal income tax purposes	$ 1,187,169,366

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 45,107,382	$ 43,272,385
Long-term Capital Gains	4,231,499	-
Total	$ 49,338,881	$ 43,272,385

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or

Annual Report

5. Security Lending - continued

other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,080,223.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $10,738.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Government Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Government Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Government Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Spartan Government Income Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Government Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George A. Fischer (41)

Year of Election or Appointment: 2003

Vice President of Spartan Government Income. Mr. Fischer is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan Government Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Government Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Government Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he also serves as President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Spartan Government Income. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Government Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan Government Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Government Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Government Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of Spartan Government Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Government Income voted to pay on June 9, 2003, to shareholders of record at the opening of business on June 6, 2003, a distribution of $.12 per share derived from capital gains realized from sales of portfolio securities.

A total of 40.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Real Estate Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPG-UANN-0603
1.784731.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

High Income

Fund

Annual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	12.15%	-0.35%	6.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Merrrill Lynch U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund

The high-yield market rebounded sharply in the latter half of the 12-month period ending April 30, 2003. For the year overall, the Merrill Lynch U.S. High Yield Master II Index returned 7.60%. After peaking at 10.8% in 2002, the default rate declined to 6.8% by period end. Also, yield spreads relative to Treasuries reached 996 basis points in October 2002 before contracting to 586 basis points at the end of the period. AMG - an independent source that monitors fund flows - reported inflows of $15.3 billion into high-yield mutual funds year-to-date through April 2003, in contrast to inflows of $11.2 billion for all of 2002. CCC-rated issues gained 14.54% during the past six months, while B-rated and BB-rated issues returned 11.34% and 1.35%, respectively. Energy, at about 8% of the index on average, was the best-performing sector, gaining 35%. However, telecommunications and cable TV struggled, returning 1.95% and -3.87%, respectively. Air transportation - averaging 1.81% of the index - fared the worst, declining 40.61%.

Fidelity High Income Fund returned 12.15% during the 12-month period. This result surpassed that of the fund's benchmark, the Merrill Lynch U.S. High Yield Master II Index, which returned 7.60%. The fund also outperformed its peer group, measured by the LipperSM high current yield funds average, which returned 6.55%. During the first half of the period, the fund's performance benefited from defensive positioning and an overweighting in higher-quality securities. As the period progressed and the high-yield market environment improved, that stance had a slight negative impact on results. Nevertheless, a decision to increase the fund's weighting in utility bonds counteracted that impact to a degree and contributed to results. Also contributing to the fund's relative performance were telecommunications companies such as Nextel Communications, which managed to grow its earnings and improve its balance sheet. That also was the reason for the strong performance from magazine publisher PRIMEDIA. On the negative side, the fund was hurt by an investment in Adelphia Communications, a cable company dragged down by allegations of corporate fraud. Also hurting fund performance were investments in two economically sensitive industrial companies, Better Minerals & Aggregates and Roller Bearing, which experienced declining earnings prompted by the difficult economy.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CMS Energy Corp.	3.6	2.3
Tyco International Group SA	3.1	2.4
AES Corp.	2.7	0.8
Nextel Communications, Inc.	2.2	4.6
The Coastal Corp.	1.5	0.4
	13.1
Top Five Market Sectors as of April 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	12.1	6.7
Energy	11.3	7.0
Telecommunications	10.8	12.1
Cable TV	6.8	7.0
Capital Goods	5.4	5.0
Quality Diversification (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
AAA,AA,A 0.0%	AAA,AA,A 0.5%
BBB 1.7%	BBB 5.2%
BB 27.1%	BB 32.5%
B 43.8%	B 41.2%
CCC,CC,C 13.3%	CCC,CC,C 5.6%
D 0.3%	D 0.0%
Not Rated 4.6%	Not Rated 3.9%
Equities 2.8%	Equities 4.0%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2003 *		As of October 31, 2002 **
	Nonconvertible Bonds 78.7%		Nonconvertible Bonds 84.3%
	Convertible Bonds, Preferred Stocks 3.7%		Convertible Bonds, Preferred Stocks 4.9%
	Common Stocks 1.3%		Common Stocks 1.3%
	Other Investments 9.9%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	7.7%	** Foreign investments	4.9%

Annual Report

Investments April 30, 2003

Showing Percentage of Net Assets

Corporate Bonds - 80.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.2%
Cable TV - 0.2%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	$ 5,240	$ 5,201
Capital Goods - 0.5%
Tyco International Group SA:
2.75% 1/15/18 (e)	2,635	2,675
3.125% 1/15/23 (e)	8,100	8,262
		10,937
Healthcare - 0.2%
Total Renal Care Holdings 7% 5/15/09	5,100	5,189
Hotels - 0.6%
Hilton Hotels Corp. 5% 5/15/06	14,530	14,530
Technology - 0.7%
Celestica, Inc. liquid yield option note 0% 8/1/20	5,000	2,513
Sanmina-SCI Corp.:
0% 9/12/20	16,000	7,440
4.25% 5/1/04	3,000	2,951
Solectron Corp. liquid yield option note:
0% 5/8/20	2,033	1,271
0% 11/20/20	5,000	2,700
		16,875
TOTAL CONVERTIBLE BONDS		52,732
Nonconvertible Bonds - 78.7%
Aerospace - 0.9%
BE Aerospace, Inc.:
8.875% 5/1/11	8,290	5,720
9.5% 11/1/08	2,550	1,785
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	13,455	13,993
		21,498
Air Transportation - 1.2%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,690	592
Continental Airlines, Inc. pass thru trust certificates:
6.545% 2/2/19	1,028	874
6.795% 8/2/18	224	119
6.9% 1/2/18	1,273	1,095
6.954% 2/2/11	3,280	1,476
7.256% 9/15/21	414	359
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.312% 10/2/12	$ 311	$ 140
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	793	460
7.9% 12/15/09	2,990	2,078
8.3% 12/15/29	1,080	645
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	6,000	5,822
7.711% 9/18/11	5,354	3,855
7.779% 11/18/05	1,410	1,001
7.779% 1/2/12	4,610	3,134
7.92% 5/18/12	1,915	1,355
Northwest Airlines, Inc. 9.875% 3/15/07	3,000	1,860
Northwest Airlines, Inc. pass thru trust certificates:
7.575% 3/1/19	1,239	1,177
7.691% 4/1/17	243	175
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,221	1,866
		28,083
Automotive - 1.7%
Cummins, Inc. 9.5% 12/1/10 (e)	1,910	2,063
Dana Corp.:
6.5% 3/1/09	6,832	6,593
10.125% 3/15/10	4,750	5,273
Lear Corp. 7.96% 5/15/05	6,080	6,506
Navistar International Corp. 9.375% 6/1/06	9,430	9,996
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,763
TRW Automotive Acquisition Corp. 9.375% 2/15/13 (e)	5,000	5,438
		40,632
Broadcasting - 0.6%
Granite Broadcasting Corp. 8.875% 5/15/08	2,150	2,010
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	5,000	5,625
Radio One, Inc. 8.875% 7/1/11	3,715	4,087
Sinclair Broadcast Group, Inc. 8% 3/15/12 (e)	2,000	2,100
		13,822
Building Materials - 0.5%
American Standard, Inc. 7.375% 4/15/05	4,990	5,215
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Resolution Performance Products LLC:
9.5% 4/15/10 (e)	$ 1,550	$ 1,659
13.5% 11/15/10	4,000	4,290
		11,164
Cable TV - 4.9%
Adelphia Communications Corp.:
7.875% 5/1/09 (c)	7,250	3,553
10.5% 7/15/04 (c)	4,000	2,020
Century Communications Corp. 0% 1/15/08 (c)	16,345	4,495
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	17,000	7,650
8.625% 4/1/09	2,195	1,449
9.625% 11/15/09	25,700	16,834
10% 4/1/09	3,000	1,980
10% 5/15/11	6,170	4,041
10.25% 1/15/10	1,866	1,232
11.125% 1/15/11	8,400	5,544
CSC Holdings, Inc.:
7.625% 4/1/11	13,640	14,322
9.875% 2/15/13	3,500	3,671
9.875% 4/1/23	3,000	3,150
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (e)	10,000	11,175
EchoStar DBS Corp. 10.375% 10/1/07	12,000	13,320
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07 (c)	14,580	10,206
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	1,740
Pegasus Communications Corp. 12.5% 8/1/07	6,350	5,969
Telewest PLC yankee 11% 10/1/07 (c)	11,392	2,506
		114,857
Capital Goods - 4.9%
Dresser, Inc. 9.375% 4/15/11	4,000	4,080
FastenTech, Inc. 11.5% 5/1/11 (e)	4,320	4,471
Hexcel Corp. 9.875% 10/1/08 (e)	2,000	2,130
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,251
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	18,237	15,501
Roller Bearing Holding, Inc. 13% 6/15/09 (e)	22,220	18,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Terex Corp.:
9.25% 7/15/11	$ 2,000	$ 2,140
10.375% 4/1/11	5,000	5,500
Tyco International Group SA yankee:
5.8% 8/1/06	5,090	5,014
5.875% 11/1/04	20,265	20,468
6.375% 6/15/05	11,500	11,615
6.375% 2/15/06	21,050	21,155
6.375% 10/15/11	2,000	1,970
		114,182
Chemicals - 1.6%
Avecia Group PLC 11% 7/1/09	1,150	1,052
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (e)	5,000	5,275
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	1,044	626
HMP Equity Holdings Corp. 0% 5/15/08 unit	6,850	3,249
Huntsman International LLC 9.875% 3/1/09 (e)	2,820	3,032
Lyondell Chemical Co. 9.875% 5/1/07	6,825	7,030
Millennium America, Inc. 9.25% 6/15/08	1,000	1,100
PolyOne Corp.:
8.875% 5/1/12	5,000	4,700
10.625% 5/15/10 (e)	11,860	12,089
		38,153
Consumer Products - 1.0%
Central Garden & Pet Co. 9.125% 2/1/13	4,450	4,762
Revlon Consumer Products Corp.:
8.125% 2/1/06	1,000	580
9% 11/1/06	6,000	3,480
12% 12/1/05	9,520	9,044
Sealy Mattress Co. 9.875% 12/15/07 (e)	5,000	5,150
		23,016
Containers - 2.7%
Anchor Glass Container Corp. 11% 2/15/13 (e)	3,900	4,134
BWAY Corp. 10% 10/15/10 (e)	1,300	1,339
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	3,750	3,881
8.25% 5/15/13 (e)	5,000	5,138
8.75% 11/15/12	3,000	3,195
8.875% 2/15/09	4,000	4,310
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	$ 9,478	$ 9,596
7.35% 5/15/08	1,020	1,000
7.8% 5/15/18	2,090	1,891
7.85% 5/15/04	23,690	24,638
Silgan Holdings, Inc. 9% 6/1/09	2,700	2,795
		61,917
Diversified Financial Services - 0.1%
Bluewater Finance Ltd. 10.25% 2/15/12 (e)	2,000	2,060
Diversified Media - 1.6%
LBI Media, Inc. 10.125% 7/15/12 (e)	12,770	13,728
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,430
PEI Holdings, Inc. 11% 3/15/10 (e)	3,000	3,180
Vivendi Universal SA 9.25% 4/15/10 (e)	14,170	15,870
		37,208
Electric Utilities - 9.8%
AES Corp.:
8.75% 6/15/08	8,625	8,194
8.875% 2/15/11	4,395	4,175
9.375% 9/15/10	11,640	11,407
9.5% 6/1/09	5,680	5,566
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	630	561
8.75% 4/15/12 (e)	13,505	12,155
Calpine Corp. 8.5% 2/15/11	8,000	5,840
CMS Energy Corp.:
6.75% 1/15/04	25,190	25,064
7.625% 11/15/04	12,935	12,806
8.375% 7/1/03	24,745	24,652
8.5% 4/15/11	8,845	8,137
8.9% 7/15/08	1,250	1,250
9.875% 10/15/07	6,000	6,195
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	4,370	4,108
Consumers Energy Co. 6.2% 5/1/03	750	750
Edison International 6.875% 9/15/04	6,750	6,784
Illinois Power Co. 11.5% 12/15/10 (e)	19,360	21,586
Nevada Power Co. 10.875% 10/15/09 (e)	4,000	4,320
Southern California Edison Co. 8% 2/15/07 (e)	29,220	31,996
TECO Energy, Inc. 10.5% 12/1/07	4,370	4,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Utilities Co. 6.375% 1/1/08	$ 1,910	$ 2,025
TXU Corp. 6.375% 6/15/06	7,500	7,988
Western Resources, Inc.:
7.125% 8/1/09	3,940	4,058
7.875% 5/1/07	5,800	6,395
9.75% 5/1/07	8,020	8,842
		229,836
Energy - 10.7%
ANR Pipeline, Inc.:
8.875% 3/15/10 (e)	2,395	2,629
9.625% 11/1/21	2,000	2,250
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,610	6,031
Chesapeake Energy Corp. 7.5% 9/15/13 (e)	10,000	10,500
CMS Panhandle Holding Co. 6.125% 3/15/04	10,925	10,870
Comstock Resources, Inc. 11.25% 5/1/07	5,807	6,199
Denbury Resources, Inc. 7.5% 4/1/13 (e)	2,000	2,050
DI Industries, Inc. 8.875% 7/1/07	2,000	2,060
El Paso Corp.:
7% 5/15/11	1,165	1,014
7.875% 6/15/12 (e)	600	531
El Paso Energy Corp.:
6.75% 5/15/09	3,810	3,315
6.95% 12/15/07	2,000	1,785
7.375% 12/15/12	5,850	4,943
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 10.625% 12/1/12 (e)	11,260	12,836
Encore Acquisition Co. 8.375% 6/15/12	920	975
Frontier Escrow Corp. 8% 4/15/13 (e)	1,100	1,133
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	7,000	6,790
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,118
9.625% 12/1/07	2,000	2,200
Hanover Equipment Trust 8.5% 9/1/08	3,000	3,060
Key Energy Services, Inc. 8.375% 3/1/08	2,890	3,085
Northwest Pipeline Corp. 8.125% 3/1/10 (e)	2,220	2,409
Nuevo Energy Co. 9.375% 10/1/10	7,945	8,422
Pioneer Natural Resources Co. 7.5% 4/15/12	2,000	2,200
Pogo Producing Co. 8.25% 4/15/11	2,000	2,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Premcor Refining Group, Inc. 9.25% 2/1/10 (e)	$ 5,000	$ 5,550
SESI LLC 8.875% 5/15/11	2,000	2,120
Sonat, Inc.:
6.625% 2/1/08	9,000	7,729
6.875% 6/1/05	29,855	28,138
Southern Natural Gas Co. 8.875% 3/15/10 (e)	2,810	3,091
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,475
Tesoro Petroleum Corp.:
8% 4/15/08 (e)	1,730	1,791
9.625% 11/1/08	2,500	2,413
9.625% 4/1/12	4,425	4,226
The Coastal Corp.:
6.2% 5/15/04	2,550	2,493
6.5% 5/15/06	23,535	21,770
6.5% 6/1/08	685	589
7.5% 8/15/06	5,650	5,255
7.625% 9/1/08	1,035	926
7.75% 6/15/10	9,165	8,065
10.75% 10/1/10	770	716
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	14,105	13,964
8.875% 7/15/12	1,900	2,083
Western Oil Sands, Inc. 8.375% 5/1/12	3,000	3,240
Westport Resources Corp.:
8.25% 11/1/11	2,000	2,180
8.25% 11/1/11 (e)	2,000	2,170
Williams Companies, Inc.:
7.125% 9/1/11	18,810	17,775
7.625% 7/15/19	5,000	4,525
8.75% 3/15/32 (e)	5,000	4,875
		251,744
Entertainment/Film - 0.5%
Cinemark USA, Inc.:
8.5% 8/1/08	3,725	3,874
9% 2/1/13 (e)	2,840	3,067
9.625% 8/1/08	1,505	1,526
9.625% 8/1/08	2,510	2,545
		11,012
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Environmental - 1.5%
Allied Waste North America, Inc.:
7.375% 1/1/04	$ 4,570	$ 4,707
7.625% 1/1/06	16,995	17,590
8.5% 12/1/08	4,290	4,601
9.25% 9/1/12 (e)	4,900	5,366
Casella Waste Systems, Inc. 9.75% 2/1/13 (e)	2,800	3,024
		35,288
Food and Drug Retail - 2.3%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,205
8.25% 7/15/10	22,825	19,972
Rite Aid Corp.:
7.125% 1/15/07	9,120	8,801
8.125% 5/1/10 (e)	5,000	5,100
11.25% 7/1/08	1,925	2,069
12.5% 9/15/06	8,565	9,507
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	2,220	1,943
9.125% 12/15/11	3,850	3,369
		52,966
Food/Beverage/Tobacco - 2.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	6,865	7,414
Corn Products International, Inc.:
8.25% 7/15/07	12,000	12,840
8.45% 8/15/09	7,500	8,231
Dean Foods Co. 8.15% 8/1/07	5,198	5,562
Del Monte Corp. 8.625% 12/15/12 (e)	3,500	3,780
Doane Pet Care Co. 10.75% 3/1/10	4,500	4,883
Dole Food Co., Inc.:
7.25% 5/1/09	6,000	6,315
8.875% 3/15/11 (e)	2,400	2,526
Land O'Lakes, Inc. 8.75% 11/15/11	3,500	2,310
		53,861
Gaming - 2.1%
Alliance Gaming Corp. 10% 8/1/07	3,150	3,308
Argosy Gaming Co. 10.75% 6/1/09	3,000	3,308
Herbst Gaming, Inc. 10.75% 9/1/08 (e)	1,750	1,921
Mandalay Resort Group 9.5% 8/1/08	5,385	5,950
MGM Mirage, Inc. 9.75% 6/1/07	4,000	4,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - continued
Mirage Resorts, Inc. 7.25% 10/15/06	$ 11,500	$ 12,104
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	2,670	2,783
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,143
Station Casinos, Inc. 8.375% 2/15/08	8,330	8,955
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,025	1,074
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,160	1,276
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,600	1,616
		49,888
Healthcare - 2.2%
AmeriPath, Inc. 10.5% 4/1/13 (e)	4,005	4,245
AmerisourceBergen Corp. 8.125% 9/1/08	1,830	1,976
Fountain View, Inc. 11.25% 4/15/08 (c)	17,360	14,756
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	1,040	1,134
HealthSouth Corp. 7% 6/15/08	2,000	1,280
PacifiCare Health Systems, Inc. 10.75% 6/1/09	6,075	6,698
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,029
Service Corp. International (SCI) 6% 12/15/05	1,490	1,497
Tenet Healthcare Corp.:
5% 7/1/07	1,195	1,129
5.375% 11/15/06	4,715	4,526
6.375% 12/1/11	7,000	6,580
Triad Hospitals, Inc. 8.75% 5/1/09	5,000	5,450
		52,300
Homebuilding/Real Estate - 1.6%
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,331
D.R. Horton, Inc.:
7.875% 8/15/11	2,660	2,873
8% 2/1/09	4,110	4,449
KB Home 8.625% 12/15/08	2,000	2,140
Lennar Corp. 9.95% 5/1/10	2,090	2,424
Lyon William Homes, Inc. 10.75% 4/1/13	2,000	2,050
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	1,740	1,827
Standard Pacific Corp. 7.75% 3/15/13	5,000	5,125
Technical Olympic USA, Inc. 9% 7/1/10 (e)	5,000	5,150
WCI Communities, Inc. 10.625% 2/15/11	8,440	8,946
		36,315
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Hotels - 0.8%
Host Marriott LP 8.375% 2/15/06	$ 8,040	$ 8,201
ITT Corp.:
6.75% 11/15/03	560	566
6.75% 11/15/05	3,600	3,618
La Quinta Properties, Inc. 8.875% 3/15/11 (e)	5,000	5,206
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	2,000	1,880
		19,471
Leisure - 1.4%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	18,925	17,316
Premier Parks, Inc. 9.75% 6/15/07	6,280	6,523
Town Sports International, Inc. 9.625% 4/15/11 (e)	3,370	3,496
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	5,000	5,375
		32,710
Metals/Mining - 1.6%
Better Minerals & Aggregates Co. 13% 9/15/09	22,015	13,209
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,176
Cyprus Amax Minerals Co. 6.625% 10/15/05	1,750	1,772
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10 (e)	2,000	2,170
P&L Coal Holdings Corp.:
8.875% 5/15/08	5,000	5,238
9.625% 5/15/08	4,940	5,193
Peabody Energy Corp. 6.875% 3/15/13 (e)	7,450	7,748
		37,506
Paper - 2.1%
Buckeye Cellulose Corp. 9.25% 9/15/08	3,500	3,430
Chesapeake Corp. 7.2% 3/15/05	2,500	2,500
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,566
8.875% 2/1/10 (e)	2,000	2,150
8.875% 5/15/31	5,320	4,788
9.5% 12/1/11	21,510	22,586
Graphic Packaging Corp. 8.625% 2/15/12	960	998
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	2,275	2,366
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Paper - continued
Packaging Corp. of America 9.625% 4/1/09	$ 3,050	$ 3,309
Stone Container Corp. 8.375% 7/1/12	5,000	5,388
		50,081
Publishing/Printing - 2.2%
American Color Graphics, Inc. 12.75% 8/1/05	15,420	15,420
American Media Operations, Inc. 8.875% 1/15/11 (e)	1,490	1,609
K-III Communications Corp. 8.5% 2/1/06	14,445	14,445
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	4,420	4,729
PRIMEDIA, Inc. 7.625% 4/1/08	2,247	2,269
R. H. Donnelley Finance Corp. I 10.875% 12/15/12 (e)	3,000	3,473
Sun Media Corp. Canada 7.625% 2/15/13 (e)	5,000	5,350
Vertis, Inc. 10.875% 6/15/09 (e)	5,000	5,213
		52,508
Railroad - 0.7%
TFM SA de CV yankee:
10.25% 6/15/07	9,235	9,189
11.75% 6/15/09	7,625	7,739
		16,928
Restaurants - 2.0%
Domino's, Inc. 10.375% 1/15/09	18,190	19,600
Friendly Ice Cream Corp. 10.5% 12/1/07	7,500	7,575
NE Restaurant, Inc. 10.75% 7/15/08	12,280	10,684
Tricon Global Restaurants, Inc. 8.5% 4/15/06	8,000	8,840
		46,699
Shipping - 0.8%
General Maritime Corp. 10% 3/15/13 (e)	8,970	9,688
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	5,020	4,342
10.25% 11/15/06	5,000	4,000
		18,030
Steels - 0.1%
Steel Dynamics, Inc. 9.5% 3/15/09	1,690	1,825
Super Retail - 0.9%
Barneys, Inc. 9% 4/1/08 unit (e)	2,000	1,740
Gap, Inc.:
5.625% 5/1/03	6,000	6,000
9.9% 12/15/05	760	844
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Hollywood Entertainment Corp. 9.625% 3/15/11	$ 4,000	$ 4,340
JCPenney Co., Inc. 7.6% 4/1/07	4,150	4,358
United Auto Group, Inc. 9.625% 3/15/12	4,150	4,378
		21,660
Technology - 2.3%
AMI Semiconductor, Inc. 10.75% 2/1/13 (e)	1,860	2,046
Anteon Corp. 12% 5/15/09	3,772	4,149
ChipPAC International Ltd. 12.75% 8/1/09	3,470	3,852
Micron Technology, Inc. 6.5% 9/30/05 (g)	16,000	15,040
Nortel Networks Corp. yankee 6.125% 2/15/06	6,885	6,678
Sanmina-SCI Corp. 10.375% 1/15/10 (e)	10,000	11,300
Xerox Capital (Europe) PLC 5.875% 5/15/04	6,358	6,358
Xerox Credit Corp. 6.1% 12/16/03	4,000	4,010
		53,433
Telecommunications - 9.0%
American Tower Corp. 9.375% 2/1/09	20,740	20,533
American Tower Escrow Corp.:
0% 8/1/08 (d)(e)	9,090	5,727
Avaya, Inc. 11.125% 4/1/09	3,000	3,300
Crown Castle International Corp.:
9.375% 8/1/11	4,000	3,880
10.75% 8/1/11	13,840	14,324
Hyperion Telecommunications, Inc. 12.25% 9/1/04 (c)	3,000	480
Nextel Communications, Inc.:
9.375% 11/15/09	22,450	24,134
9.5% 2/1/11	13,000	14,170
9.75% 10/31/07	3,500	3,596
9.95% 2/15/08	1,785	1,852
12% 11/1/08	6,000	6,435
Nextel Partners, Inc.:
11% 3/15/10	2,220	2,331
12.5% 11/15/09	1,470	1,602
NII Holdings Cayman Ltd. 0% 11/1/09 (d)	5,700	4,674
Qwest Capital Funding, Inc.:
5.875% 8/3/04	475	447
7.25% 2/15/11	17,790	14,677
Qwest Corp.:
7.625% 6/9/03	22,655	22,655
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.: - continued
8.875% 3/15/12 (e)	$ 2,040	$ 2,234
Qwest Services Corp.:
13% 12/15/07 (e)	7,000	7,560
13.5% 12/15/10 (e)	11,985	13,303
Satelites Mexicanos SA de CV 5.815% 6/30/04 (e)(f)	2,864	2,520
Time Warner Telecom, Inc. 10.125% 2/1/11	1,820	1,520
Tritel PCS, Inc.:
0% 5/15/09 (d)	2,000	2,000
10.375% 1/15/11	2,472	2,843
Triton PCS, Inc. 8.75% 11/15/11	3,395	3,174
U.S. West Capital Funding, Inc. 6.25% 7/15/05	2,410	2,169
U.S. West Communications:
5.625% 11/15/08	5,000	4,725
5.65% 11/1/04	2,000	1,970
6.125% 11/15/05	6,950	6,776
7.2% 11/1/04	9,224	9,316
WorldCom, Inc.:
6.5% 5/15/04 (c)	10,715	3,054
7.5% 5/15/11 (c)	5,000	1,425
8.25% 5/15/31 (c)	8,550	2,437
		211,843
Textiles & Apparel - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	2,000	1,970
Phillips-Van Heusen Corp. 8.125% 5/1/13 (e)	900	900
		2,870
TOTAL NONCONVERTIBLE BONDS		1,845,366
TOTAL CORPORATE BONDS (Cost $1,768,790)		1,898,098
Commercial Mortgage Securities - 0.2%

Morgan Stanley Capital I, Inc. Series 1998-HF2 Class F, 6.01% 11/15/30 (e) (Cost $4,185)	5,000	4,810
Common Stocks - 1.3%
	Shares	Value (Note 1) (000s)
Cable TV - 0.5%
EchoStar Communications Corp. Class A (a)	250,860	$ 7,516
NTL, Inc. (a)	220,839	3,754
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	0
		11,270
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (g)	13,662,268	273
Diversified Financial Services - 0.0%
ECM Corp. LP (e)	5,400	464
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	288,095	2,014
Homebuilding/Real Estate - 0.2%
Swerdlow Real Estate Group LLC (g)	159,600	5,660
Services - 0.2%
Spincycle LLC:
Class A	418,003	3,787
Class F	2,936	27
		3,814
Telecommunications - 0.2%
American Tower Escrow Corp. warrants 8/1/08 (a)(e)	9,090	682
Nextel Communications, Inc. Class A (a)	179,525	2,655
SpectraSite, Inc. (a)	56,241	1,997
		5,334
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	143,778	2,768
TOTAL COMMON STOCKS (Cost $53,421)		31,597
Nonconvertible Preferred Stocks - 1.5%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	46
Broadcasting - 0.3%
Granite Broadcasting Corp. $127.50 pay-in-kind	12,001	8,041
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Cable TV - 0.3%
CSC Holdings, Inc. Series M, $11.125	65,285	$ 6,806
NTL Europe, Inc. Series A $5.00	1	0
		6,806
Diversified Financial Services - 0.3%
American Annuity Group Capital Trust II $88.75	6,570	6,780
Publishing/Printing - 0.5%
PRIMEDIA, Inc. Series D, $10.00	131,235	12,336
Technology - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	488	381
Telecommunications - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	10,000	1,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,763)		35,690
Floating Rate Loans - 9.7%
	Principal Amount (000s)
Automotive - 1.1%
TRW Automotive Holdings Corp. Tranche B term loan 5.3125% 2/28/11 (f)	$ 27,000	27,000
Broadcasting - 0.2%
Nexstar Finance LLC Tranche B term loan 4.34% 12/31/10 (f)	5,100	5,119
Cable TV - 0.9%
Century Cable Holdings LLC Tranche B term loan 6.25% 6/30/09 (f)	4,500	3,645
Charter Communication Operating LLC Tranche B term loan 3.57% 3/18/08 (f)	15,453	13,907
DIRECTV Holdings LLC Tranche B term loan 4.765% 3/6/10 (f)	2,400	2,415
		19,967
Chemicals - 0.4%
Huntsman Co. LLC:
Tranche A term loan 5.8791% 3/31/07 (f)	6,642	6,227
Tranche B term loan 7.875% 3/31/07 (f)	3,186	2,987
		9,214
Diversified Media - 0.2%
R.H. Donnelly Corp. Tranche B term loan 5.3161% 6/30/10 (f)	4,489	4,539
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - 2.3%
AES Corp.:
Tranche A term loan 7.9511% 7/15/05 (f)	$ 1,379	$ 1,379
Tranche B term loan 7.9901% 7/15/05 (f)	31,592	31,592
Aquila, Inc. term loan 8.75% 5/15/06 (f)	2,730	2,730
Calpine Corp. Tranche B term loan 5.125% 3/8/04 (f)	3,000	2,880
CMS Energy Corp.:
Tranche B term loan 7.5% 4/30/04 (f)	1,552	1,552
Tranche C term loan 9% 9/30/04 (f)	2,441	2,453
CMS Enterprises Co. Tranche A term loan 7.5% 4/30/04 (f)	10,037	10,037
Utilicorp Australia, Inc.:
Tranche A term loan 7% 4/8/04 (f)	635	635
Tranche B term loan 7% 4/8/04 (f)	635	635
		53,893
Energy - 0.6%
El Paso Corp. Tranche B term loan 9.75% 3/13/05 (f)	13,000	12,968
Food and Drug Retail - 0.4%
Pathmark Stores, Inc. Tranche B term loan 5.8125% 7/15/07 (f)	5,000	4,938
Rite Aid Corp. Tranche A term loan 5.0659% 6/27/05 (f)	4,075	4,065
		9,003
Healthcare - 0.4%
AmeriPath, Inc. term loan 5.82% 3/27/10 (f)	10,000	9,900
Hotels - 0.1%
Wyndham International, Inc. term loan 6.0625% 6/30/06 (f)	2,786	2,034
Technology - 1.6%
Xerox Corp. Tranche A term loan 5.8236% 4/30/05 (f)	38,989	38,584
Telecommunications - 1.5%
American Tower LP Tranche B term loan 4.82% 12/31/07 (f)	8,298	8,080
Level 3 Communications, Inc. Tranche C term loan 5.84% 1/30/08 (f)	8,000	6,960
Nextel Finance Co.:
Tranche B term loan 4.75% 6/30/08 (f)	5,492	5,383
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Nextel Finance Co.: - continued
Tranche C term loan 5% 12/31/08 (f)	$ 8,477	$ 8,308
SpectraSite Communications, Inc. Tranche B term loan 5.3288% 12/31/07 (f)	7,133	6,741
		35,472
TOTAL FLOATING RATE LOANS (Cost $220,078)		227,693
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $191,641)	191,641,195	191,641
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.27%, dated 4/30/03 due 5/1/03) (Cost $3,516)	$ 3,516	3,516
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,285,394)		2,393,045
NET OTHER ASSETS - (2.0)%		(47,707)
NET ASSETS - 100%		$ 2,345,338
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $413,774,000 or 17.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 3/25/99	$ 12,600
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,866,368,000 and $1,248,303,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,973,000 or 0.9% of net assets.

Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $227,693,000 or 9.7% of net assets.
Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $1,104,100,000 of which $364,633,000, $461,979,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $3,516) (cost $2,285,394) - See accompanying schedule		$ 2,393,045
Cash		235
Receivable for investments sold		12,841
Receivable for fund shares sold		8,003
Dividends receivable		331
Interest receivable		46,429
Other receivables		3
Total assets		2,460,887

Liabilities
Payable for investments purchased	$ 110,403
Payable for fund shares redeemed	1,315
Distributions payable	2,378
Accrued management fee	1,068
Other payables and accrued expenses	385
Total liabilities		115,549

Net Assets		$ 2,345,338
Net Assets consist of:
Paid in capital		$ 3,309,157
Undistributed net investment income		33,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,105,456)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,653
Net Assets, for 280,515 shares outstanding		$ 2,345,338
Net Asset Value, offering price and redemption price per share ($2,345,338 ÷ 280,515 shares)		$ 8.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2003

Investment Income
Dividends		$ 4,093
Interest		155,085
Total income		159,178

Expenses
Management fee	$ 9,651
Transfer agent fees	2,645
Accounting fees and expenses	488
Non-interested trustees' compensation	6
Custodian fees and expenses	56
Registration fees	75
Audit	79
Legal	49
Interest	2
Miscellaneous	6
Total expenses before reductions	13,057
Expense reductions	(16)	13,041
Net investment income (loss)		146,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities		(126,800)
Change in net unrealized appreciation (depreciation) on: Investment securities	227,366
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		227,369
Net gain (loss)		100,569
Net increase (decrease) in net assets resulting from operations		$ 246,706

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2003	Year ended April 30, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,137	$ 169,752
Net realized gain (loss)	(126,800)	(482,136)
Change in net unrealized appreciation (depreciation)	227,369	221,235
Net increase (decrease) in net assets resulting from operations	246,706	(91,149)
Distributions to shareholders from net investment income	(134,150)	(162,430)
Share transactions Net proceeds from sales of shares	1,003,481	337,081
Reinvestment of distributions	100,467	117,189
Cost of shares redeemed	(423,930)	(807,924)
Net increase (decrease) in net assets resulting from share transactions	680,018	(353,654)
Redemption fees	664	1,455
Total increase (decrease) in net assets	793,238	(605,778)

Net Assets
Beginning of period	1,552,100	2,157,878
End of period (including undistributed net investment income of $33,984 and undistributed net investment income of $50,418, respectively)	$ 2,345,338	$ 1,552,100
Other Information Shares
Sold	131,032	40,278
Issued in reinvestment of distributions	13,135	14,028
Redeemed	(55,823)	(95,502)
Net increase (decrease)	88,344	(41,196)

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 9.25	$ 11.32	$ 13.08	$ 13.64
Income from Investment Operations
Net investment income (loss)B	.674	.836 D, E	1.104	1.192	1.153
Net realized and unrealized gain (loss)	.219	(1.211) D, E	(2.285)	(1.763)	(.344)
Total from investment operations	.893	(.375)	(1.181)	(.571)	.809
Distributions from net investment income	(.616)	(.802)	(.897)	(1.017)	(1.083)
Distributions from net realized gain	-	-	-	-	(.300)
Distributions in excess of net realized gain	-	-	-	(.093)	-
Distributions from return of capital	-	-	-	(.088)	-
Total distributions	(.616)	(.802)	(.897)	(1.198)	(1.383)
Redemption fees added to paid in capital B	.003	.007	.008	.009	.014
Net asset value, end of period	$ 8.36	$ 8.08	$ 9.25	$ 11.32	$ 13.08
Total ReturnA	12.15%	(3.86)%	(10.77)%	(4.48)%	6.91%
Ratios to Average Net AssetsC
Expenses before expense reductions	.79%	.76%	.74%	.75%	.80%
Expenses net of voluntary waivers, if any	.79%	.76%	.74%	.75%	.80%
Expenses net of all reductions	.79%	.76%	.74%	.74%	.80%
Net investment income (loss)	8.82%	9.90% D, E	10.68%	9.85%	9.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,345	$ 1,552	$ 2,158	$ 2,990	$ 3,374
Portfolio turnover rate	81%	69%	60%	50%	68%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.44% to 9.90%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $9,249 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $36,708 and $(27,459), respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 232,051	|
Unrealized depreciation	(96,602)
Net unrealized appreciation (depreciation)	135,449
Undistributed ordinary income	16,514
Capital loss carryforward	(1,104,100)
Cost for federal income tax purposes	$ 2,257,596

The tax character of distributions paid was as follows:

	April 30, 2003	April 30, 2002
Ordinary Income	$ 134,150	$ 162,430

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Redemptions on or prior to October 18, 2002 of shares held less than 270 days were subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,992 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $12 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity High Income Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 25, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Trustee of Fidelity Fixed-Income Trust. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of High Income. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Frederick D. Hoff, Jr. (38)
Year of Election or Appointment: 2000 Vice President of High Income. Prior to assuming his current responsibilities, Mr. Hoff served as a portfolio assistant for a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of High Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Name, Age; Principal Occupation
Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1990 Assistant Treasurer of High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-UANN-0603
1.784717.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Fixed-Income Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Fixed-Income Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 26, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 26, 2003